UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04264

Name of Fund:	BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2021

Date of reporting period: 11/30/2020

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

NOVEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock California Municipal Series Trust

•	BlackRock California Municipal Opportunities Fund

BlackRock Multi-State Municipal Series Trust

•	BlackRock New Jersey Municipal Bond Fund

•	BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Series Trust

•	BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of November 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in November 2020 following a series of successful vaccine trials. In the United States, both large-and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts get under way. Inflation should increase as the growth accelerates, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also provide attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito President, BlackRock Advisors, LLC Total Returns as of November 30, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.98%	17.46%

U.S. small cap equities (Russell 2000® Index)	31.36	13.59

International equities (MSCI Europe, Australasia, Far East Index)	20.16	6.37

Emerging market equities (MSCI Emerging Markets Index)	31.14	18.43

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.80

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.31)	10.09

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.79	7.28

Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.12	4.68

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.30	7.17

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of November 30, 2020	BlackRock California Municipal Opportunities Fund

Investment Objective

BlackRock California Municipal Opportunities Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal and California income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2020, the Fund outperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® California Municipal Bond Index. The following discussion of relative performance pertains to the S&P® California Municipal Bond Index.

What factors influenced performance?

Municipal bonds delivered strong returns in the past six months. When the period began, municipal bonds were in the early stages of a recovery from the sell-off caused by COVID-19 and governments’ efforts to mitigate the virus. The rally gained steam through the spring and summer of 2020, due to positive supply-and-demand trends, an improving economic outlook, and the Fed’s stated intent to maintain its near-zero interest rate policy indefinitely. Municipal bonds lost momentum in September and October of 2020 as a result of elevated new-issue supply ahead of the election, as well as uncertainty surrounding the next phase of fiscal stimulus. The market regained its footing in November of 2020 amid a broad-based recovery in the financial markets, helping the index finish the period with a healthy gain.

Despite the challenges to state and local budgets from COVID-19, California’s credit quality held up well across most sectors. The potential for higher federal tax rates in the future, together with investors’ ongoing demand for income, created a secure technical backdrop for tax-exempt municipal bonds in high-tax states such as California. With that said, adverse population and business migration trends bear watching.

The Fund’s positions in longer-term securities, which outperformed shorter-dated issues, were key contributors to performance. An overweight in utilities was an additional positive, as essential-service revenue bonds outperformed general obligation bonds (“GOs”) amid concerns about stresses on local economies. (Revenue bonds are backed by specific revenue streams, whereas GOs are backed by general tax receipts.)

Positions in high-yield bonds also contributed to performance, reflecting the rebound in investors’ appetite for risk over the course of the period. The Fund’s use of leverage further added value by augmenting income and amplifying the effect of rising prices.

The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since Treasury yields rose marginally—the opposite of what occurred in the municipal market—this strategy contributed positively to Fund performance. (Prices and yields move in opposite directions.)

The Fund’s cash position, while limited, detracted from the Fund’s results in the rising market.

Describe recent portfolio activity.

The Fund continued to seek a balance of competitive total return and tax-exempt income using an active strategy designed to capitalize on credit, yield curve and interest rate trends.

During the period, the investment adviser tactically sold positions where it believed profit potential had been realized, and it rotated the proceeds into securities that presented better opportunities. The new purchases were biased toward essential service revenue bonds over GOs.

The Fund’s weighting in “green” securities rose. (These are bonds that are listed on the Climate Bonds Initiative website.) This shift was partially taken as an intentional effort to increase the portfolio’s allocation to this area, as well as new classifications of existing holdings.

Describe portfolio positioning at period end.

The Fund’s duration was 6.0 years, in line with the index. The Fund also continued to pursue risk-management strategies with respect to interest rates given the low absolute level of yields. The Fund maintained a high-quality bias, with an average credit rating of AA, despite an increase in its weighting in high-yield bonds to 16% of assets. The Fund’s position in taxable bonds stayed even at approximately 5%. Leverage stood at about 5% at the end of November, which was the same as its level six months earlier.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2020 (continued)	BlackRock California Municipal Opportunities Fund

Performance Summary for the Period Ended November 30, 2020

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	1.20%	1.19%	4.76%	1.05%	N/A	3.36%	N/A	4.81%	N/A
Investor A	0.92	0.91	4.64	0.80	(3.49)%	3.09	2.20%	4.56	4.11%
Investor A1	1.06	1.05	4.80	1.04	N/A	3.26	N/A	4.72	N/A
Investor C	0.21	0.20	4.24	0.04	(0.95)	2.33	2.33	3.94	3.94
Class K	1.23	1.22	4.78	1.10	N/A	3.39	N/A	4.82	N/A
S&P® Municipal Bond Index(c)	—	—	3.12	4.68	N/A	3.85	N/A	4.40	N/A
S&P® California Municipal Bond(d)	—	—	2.78	4.82	N/A	3.92	N/A	4.96	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its assets in California municipal bonds. The Fund’s returns prior to January 26, 2015 are the returns of the Fund when it followed different investment strategies under the name BlackRock California Municipal Bond Fund.

(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)	The S&P® California Municipal Bond Index includes all California bonds in the S&P® Municipal Bond Index.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual					Hypothetical(a)
			Expenses Paid during the Period				Including Interest Expense and Fees			Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Including Interest Expense and Fees	(b)	Excluding Interest Expense and Fees	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Expenses Paid during the Period	(b)	Ending Account Value (05/31/21)	Expenses Paid during the Period	Including Interest Expense and Fees	Excluding Interest Expense and Fees

Institutional	$1,000.00	$ 1,047.60	$2.36		$ 2.21	$ 1,000.00	$ 1,022.76	$2.33		$1,022.91	$2.18	0.46%	0.43%
Investor A	1,000.00	1,046.40	3.64		3.49	1,000.00	1,021.51	3.60		1,021.66	3.45	0.71	0.68
Investor A1	1,000.00	1,048.00	2.88		2.72	1,000.00	1,022.26	2.84		1,022.41	2.69	0.56	0.53
Investor C	1,000.00	1,042.40	7.48		7.32	1,000.00	1,017.75	7.39		1,017.90	7.23	1.46	1.43
Class K	1,000.00	1,047.80	2.16		2.00	1,000.00	1,022.96	2.13		1,023.11	1.98	0.42	0.39

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of November 30, 2020 (continued)	BlackRock California Municipal Opportunities Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments

County/City/Special District/School District	36%
Utilities	25
Transportation	13
State	9
Education	8
Tobacco	5
Health	4
Other*	—	(c)

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(d)	Percentage

2020	1%
2021	7
2022	5
2023	—	(c)
2024	10

CREDIT QUALITY ALLOCATION

Credit Rating(a)(e)	Percent of Total Investments

AAA/Aaa	15%
AA/Aa	58
A	9
BBB/Baa	1
BB/Ba	1
B	—	(c)
CCC/Caa	—	(c)
C	1
N/R(f)	15

(a)	Excludes short-term securities.

(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Represents less than 1% of the Fund’s long-term investments.

(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

(e)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(f)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2020, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

*	Includes one or more investment categories that individually represents less than 1% of the Funds’ long-term investments. Please refer to the Schedule of Investments for details.

6	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2020	BlackRock New Jersey Municipal Bond Fund

Investment Objective

BlackRock New Jersey Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal income tax and New Jersey personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2020, the Fund outperformed its primary benchmark, the S&P® Municipal Bond Index, but underperformed its secondary benchmark, the Custom New Jersey Index. The following discussion of relative performance pertains to the Custom New Jersey Index.

What factors influenced performance?

Municipal bonds delivered strong returns in the past six months. When the period began, municipal bonds were in the early stages of a recovery from the sell-off caused by COVID-19 and governments’ efforts to mitigate the virus. The rally gained steam through the spring and summer of 2020, due to positive supply-and-demand trends, an improving economic outlook, and the Fed’s stated intent to maintain its near-zero interest rate policy indefinitely. Municipal bonds lost momentum in September and October of 2020 as a result of elevated new-issue supply ahead of the election, as well as uncertainty surrounding the next phase of fiscal stimulus. The market regained its footing in November of 2020 amid a broad-based recovery in the financial markets, helping the index finish the period with a healthy gain.

New Jersey strongly outpaced the national market in the period. Lower-quality bonds generated strong relative performance, which was a tailwind for New Jersey due to the state’s lower average credit quality.

An underweight in New Jersey appropriated debt detracted from relative performance. (Appropriation bonds are those that an entity does not have a legal requirement to repay.) The premium amortization of short duration, pre-refunded bonds was another drag on performance. (When a bond’s price trades at a premium over its face value, the difference is amortized over time. A bond premium occurs when the price of the bond increases above par due to declining interest rates. Duration is a measure of interest-rate sensitivity.) Reinvestment risk continued to be a challenge to maintaining the Fund’s income given the lower rates on newly issued debt.

An overweight position in high yield bonds, which outperformed the overall state market, made a strong contribution to returns despite the Fund’s limited weighting in the category. Yield spreads compressed late in the period as the supply-and-demand backdrop improved following the pre-election pull forward of new issuance in October.

The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since Treasury yields rose marginally—the opposite of what occurred in the municipal market—this strategy contributed positively. (Prices and yields move in opposite directions.)

Describe recent portfolio activity.

The investment adviser put cash to work during the period, as historically wide yield spreads presented an opportunity to capture upside performance. In addition, the increase in new-issue supply ahead of the election led to attractive concessions from issuers, and the Fund participated in many of these transactions. Its purchases were focused on the long end of the yield curve. The investment adviser added positions in lower-coupon bonds on the belief this segment would gain a larger benefit from falling interest rates, and it purchased housing bonds based on their attractive pricing and above-average downside protection. The Fund also participated in a new general obligation issue associated with the July 2020 COVID-19 Emergency Bond Act, which authorized the state to borrow up to $9.9 billion or the fiscal years 2020 and 2021.

Describe portfolio positioning at period end.

The Fund was underweight in state appropriated debt and toll roads, and it was overweight in the health care, corporate-backed and airport sectors. The Fund was also overweight in high yield bonds, including an out-of-benchmark position in Puerto Rico. In terms of rating tiers, the Fund was overweight in the AA and A categories and underweight BBBs. The Fund’s duration was above that of the benchmark, and it was overweight in bonds with maturities of 20 years and above. Conversely, the Fund was underweight in the 0- to 15-year segment of the yield curve.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of November 30, 2020 (continued)	BlackRock New Jersey Municipal Bond Fund

Performance Summary for the Period Ended November 30, 2020

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	1.68%	1.52%	7.03%	3.90%	N/A	4.16%	N/A	4.86%	N/A
Service	1.43	1.29	6.90	3.64	N/A	3.93	N/A	4.67	N/A
Investor A	1.38	1.27	6.90	3.65	(0.76)%	3.93	3.03%	4.67	4.22%
Investor A1	1.53	1.41	6.98	3.71	N/A	4.08	N/A	4.82	N/A
Investor C	0.70	0.58	6.41	2.78	1.78	3.15	3.15	4.04	4.04
Class K	1.73	1.60	7.06	3.86	N/A	4.17	N/A	4.87	N/A
S&P® Municipal Bond Index(c)	—	—	3.12	4.68	N/A	3.85	N/A	4.40	N/A
Custom New Jersey Index(d)	—	—	7.96	5.09	N/A	5.76	N/A	5.45	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds.

(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)

The Custom New Jersey Index is a customized benchmark that reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual					Hypothetical(a)
			Expenses Paid during the Period				Including Interest Expense and Fees			Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Including Interest Expense and Fees	(b)	Excluding Interest Expense and Fees	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Expenses Paid during the Period	(b)	Ending Account Value (05/31/21)	Expenses Paid during the Period	Including Interest Expense and Fees	Excluding Interest Expense and Fees

Institutional	$1,000.00	$1,070.30	$2.91		$2.70	$1,000.00	$1,022.26	$2.84		$1,022.46	$2.64	0.56%	0.52%
Service	1,000.00	1,069.00	4.20		3.99	1,000.00	1,021.01	4.10		1,021.21	3.90	0.81	0.77
Investor A	1,000.00	1,069.00	4.20		3.94	1,000.00	1,021.01	4.10		1,021.26	3.85	0.81	0.76
Investor A1	1,000.00	1,069.80	3.42		3.22	1,000.00	1,021.76	3.35		1,021.96	3.14	0.66	0.62
Investor C	1,000.00	1,064.10	8.07		7.87	1,000.00	1,017.25	7.89		1,017.45	7.69	1.56	1.52
Class K	1,000.00	1,070.60	2.65		2.44	1,000.00	1,022.51	2.59		1,022.71	2.38	0.51	0.47

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

8	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2020 (continued)	BlackRock New Jersey Municipal Bond Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments

State	26%
County/City/Special District/School District	17
Transportation	17
Health	15
Education	13
Corporate	3
Utilities	3
Tobacco	2
Housing	2
Other	2

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2020	1%
2021	10
2022	3
2023	5
2024	16

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percent of Total Investments

AAA/Aaa	4%
AA/Aa	38
A	23
BBB/Baa	27
BB/Ba	3
B	—	(e)
C	—	(e)
N/R(f)	5

(a)	Excludes short-term securities.

(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)	Represents less than 1% of the Fund’s long-term investments.

(f)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2020, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

F U N D S U M M A R Y	9

Fund Summary as of November 30, 2020	BlackRock Pennsylvania Municipal Bond Fund

Investment Objective

BlackRock Pennsylvania Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from Federal income tax and Pennsylvania personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2020, the Fund outperformed both its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the Custom Pennsylvania Index. The following discussion of relative performance pertains to the Custom Pennsylvania Index.

What factors influenced performance?

Municipal bonds delivered strong returns in the past six months. When the period began, municipal bonds were in the early stages of a recovery from the sell-off caused by COVID-19 and governments’ efforts to mitigate the virus. The rally gained steam through the spring and summer of 2020, due to positive supply-and-demand trends, an improving economic outlook, and the Fed’s stated intent to maintain its near-zero interest rate policy indefinitely. Municipal bonds lost momentum in September and October of 2020 as a result of elevated new-issue supply ahead of the election, as well as uncertainty surrounding the next phase of fiscal stimulus. The market regained its footing in November of 2020 amid a broad-based recovery in the financial markets, helping the index finish the period with a healthy gain.

Positions in lower-rated securities (those rated BBB and below) made a strong contribution to returns despite the Fund’s limited weighting in this area. Yield spreads compressed late in the period as the supply-and-demand backdrop improved following the pre-election pull forward of new issuance in October. Holdings in state tax-backed bonds further contributed, driven primarily by holdings in Puerto Rico. An overweight in the health care sector was an additional positive.

The Fund’s overweight in bonds with maturities of 20 years and above, which outpaced the broader market by a wide margin, significantly benefited relative performance.

The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since Treasury yields rose marginally—the opposite of what occurred in the municipal market—this strategy contributed positively. (Prices and yields move in opposite directions.)

The premium amortization of short duration, pre-refunded bonds was a drag on performance. (When a bond’s price trades at a premium over its face value, the difference is amortized over time. A bond premium occurs when the price of the bond increases above par due to declining interest rates. Duration is a measure of interest-rate sensitivity.)

Describe recent portfolio activity.

The investment adviser put cash to work by adding to Pennsylvania state general obligation bonds and high-grade hospital debt. It also added to the Fund’s position in the transportation sector through purchases of both Philadelphia airport and Pennsylvania turnpike issues. The portfolio’s duration increased as a result of these shifts.

Describe portfolio positioning at period end.

The Fund was underweight in state and local tax-backed debt. The underweight in state tax-backed issues reflected the investment adviser’s belief that COVID-19 will continue to present fiscal challenges, including lower revenues and increased liquidity demands. Given the uncertainty surrounding additional federal aid for states, together with Pennsylvania’s minimal reserves, elevated leverage and high fixed costs, these issues could prove difficult to overcome.

The portfolio was overweight in the transportation, hospital and education sectors, as well as in bonds rated BBB and below. The Fund’s duration was above that of the benchmark, and it was overweight in bonds with maturities of 20 years and above. Conversely, the Fund was underweight in the shorter end of the yield curve.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2020 (continued)	BlackRock Pennsylvania Municipal Bond Fund

Performance Summary for the Period Ended November 30, 2020

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	1.72%	1.55%	5.06%	3.57%	N/A	3.45%	N/A	4.58%	N/A
Service	1.47	1.36	4.93	3.31	N/A	3.21	N/A	4.36	N/A
Investor A	1.42	1.34	4.93	3.31	(1.08)%	3.21	2.32%	4.35	3.90%
Investor A1	1.56	1.46	4.91	3.37	N/A	3.35	N/A	4.52	N/A
Investor C	0.74	0.65	4.53	2.54	1.54	2.43	2.43	3.71	3.71
Class K	1.78	1.69	5.09	3.62	N/A	3.48	N/A	4.60	N/A
S&P® Municipal Bond Index(c)	—	—	3.12	4.68	N/A	3.85	N/A	4.40	N/A
Custom Pennsylvania Index(d)	—	—	3.92	5.43	N/A	4.82	N/A	5.17	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds.
(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)

The Custom Pennsylvania Index is customized benchmark that reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual					Hypothetical(a)

			Expenses Paid during the Period				Including Interest Expense and Fees			Excluding Interest Expense and Fees		Annualized Expense Ratio

	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Including Interest Expense and Fees	(b)	Excluding Interest Expense and Fees	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Expenses Paid during the Period	(b)	Ending Account Value (05/31/21)	Expenses Paid during the Period	Including Interest Expense and Fees	Excluding Interest Expense and Fees

Institutional	$1,000.00	$1,050.60	$3.19		$2.78	$1,000.00	$1,021.96	$3.14		$1,022.36	$2.74	0.62%	0.54%
Service	1,000.00	1,049.30	4.47		4.06	1,000.00	1,020.71	4.41		1,021.11	4.00	0.87	0.79
Investor A	1,000.00	1,049.30	4.42		4.01	1,000.00	1,020.76	4.36		1,021.16	3.95	0.86	0.78
Investor A1	1,000.00	1,049.10	3.70		3.29	1,000.00	1,021.46	3.65		1,021.86	3.24	0.72	0.64
Investor C	1,000.00	1,045.30	8.31		7.90	1,000.00	1,016.95	8.19		1,017.35	7.79	1.62	1.54
Class K	1,000.00	1,050.90	2.93		2.52	1,000.00	1,022.21	2.89		1,022.61	2.48	0.57	0.49

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	11

Fund Summary as of November 30, 2020 (continued)	BlackRock Pennsylvania Municipal Bond Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments

Health	26%
County/City/Special District/School District	21
Transportation	16
Education	14
State	11
Utilities	8
Housing	3
Corporate	1
Tobacco	—	(c)

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(d)	Percentage

2020	—%	(c)
2021	10
2022	3
2023	2
2024	3

CREDIT QUALITY ALLOCATION

Credit Rating(a)(e)	Percent of Total Investments

AAA/Aaa	—%	(c)
AA/Aa	51
A	26
BBB/Baa	6
BB/Ba	3
B	—(c)
CCC/Caa	—(c)
C	1
N/R(f)	13

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Represents less than 1% of the Fund’s long-term investments.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(f)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2020, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

12	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2020	BlackRock Strategic Municipal Opportunities Fund

Investment Objective

BlackRock Strategic Municipal Opportunities Fund’s (the “Fund”) investment objective is to provide shareholders with a high level of income exempt from Federal income taxes.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2020, the Fund outperformed its primary benchmark, the S&P® Municipal Bond Index, as well as its custom blended secondary benchmark comprised of 65% S&P® Municipal Bond Investment Grade Index, 30% S&P® Municipal Bond High Yield Index and 5% Bloomberg Barclays Taxable Municipal: U.S. Aggregate Eligible Index. The following discussion of relative performance pertains to the custom blended benchmark.

What factors influenced performance?

Municipal bonds delivered strong returns in the past six months. When the period began, municipal bonds were in the early stages of a recovery from the sell-off caused by COVID-19 and governments’ efforts to mitigate the virus. The rally gained steam through the spring and summer of 2020, due to positive supply-and-demand trends, an improving economic outlook, and the Fed’s stated intent to maintain its near-zero interest rate policy indefinitely. Municipal bonds lost momentum in September and October of 2020 as a result of elevated new-issue supply ahead of the election, as well as uncertainty surrounding the next phase of fiscal stimulus. The market regained its footing in November of 2020 amid a broad-based recovery in the financial markets, helping the index finish the period with a healthy gain.

The Fund’s sector allocation, security selection and active duration management all contributed to performance. (Duration is a measure of interest rate sensitivity.) With respect to allocation, overweight positions in the housing, transportation and corporate-backed sectors were additive. Security selection in Puerto Rico also added, as did an overweight in BBB rated issues.

The Fund used U.S. Treasury futures to manage interest rate risk. Given that Treasury yields remained range bound throughout the period, this strategy had a small, positive effect on results.

An underweight position in local tax-backed issues and security selection in the health care sector detracted from relative performance. An underweight in unrated and AA rated bonds further hindered results.

Describe recent portfolio activity.

The Fund opened the period with a duration of 6.94 years and closed with a duration of 6.91.

At the beginning of the period, the Fund’s largest sector weightings were in housing, transportation and health care. The investment adviser subsequently increased the portfolio’s allocation to state tax-backed issues and decreased its weightings in the transportation and housing sectors.

The Fund maintained a high-quality bias in the investment-grade category, with its largest allocations to the AA and A rating tiers. About 23% of the Fund’s assets were in high yield (below investment grade) bonds, up from 22% at the end of May, with the majority in the tobacco sector and Puerto Rico.

The Fund held an allocation of approximately 46% to bonds with maturities of 20 years and above, down from 57% at the beginning of the period. Its weighting in taxable securities was 6%, versus 5% at the end of May 2020. The portfolio’s cash weighting increased, as the investment adviser used post-election market strength to sell select positions.

Describe portfolio positioning at period end.

The Fund’s duration was slightly higher than that of the benchmark. The Fund was overweight in the transportation and housing sectors, and it was underweight in school districts and local tax-backed debt. The Fund’s average credit quality was A+.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	13

Fund Summary as of November 30, 2020 (continued)	BlackRock Strategic Municipal Opportunities Fund

Performance Summary for the Period Ended November 30, 2020

				Average Annual Total Returns(a)(b)

				1 Year		5 Years		10 Years

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	1.68%	1.63%	6.07%	(0.21)%	N/A	3.37%	N/A	4.31%	N/A
Investor A	1.38	1.33	5.85	(0.53)	(4.76)%	3.14	2.25%	4.07	3.62%
Investor A1	1.57	1.52	5.93	(0.38)	N/A	3.30	N/A	4.22	N/A
Investor C	0.69	0.64	5.54	(1.20)	(2.17)	2.36	2.36	3.44	3.44
Class K	1.71	1.66	6.09	(0.16)	N/A	3.41	N/A	4.33	N/A
S&P® Municipal Bond Index(c)	—	—	3.12	4.68	N/A	3.85	N/A	4.40	N/A
S&P® Municipal Bond Investment Grade Index(d)	—	—	2.72	4.67	N/A	3.70	N/A	4.24	N/A
S&P® Municipal Bond High Yield Index(d)	—	—	9.11	4.74	N/A	6.14	N/A	6.86	N/A
Bloomberg Barclays Taxable Municipal:
U.S. Aggregate Eligible Index(d)	—	—	5.81	9.42	N/A	7.80	N/A	8.37	N/A
65% S&P® Municipal Bond Investment Grade Index, 30% S&P® Municipal Bond High Yield Index and 5% Bloomberg Barclays Taxable Municipal: U.S. Aggregate Eligible Index	—	—	4.77	5.00	N/A	4.65	N/A	5.24	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share [c]lasses.

(b)

Under normal circumstances the Fund invests at least 80% of its assets in municipal bonds. The Fund’s returns prior to January 27, 2014 are the returns of the Fund when it followed different investment strategies under the name BlackRock Intermediate Municipal Fund.

(c)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(d)	See “About Fund Performance” for the detail descriptions of the indexes.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual					Hypothetical(a)

			Expenses Paid during the Period				Including Interest Expense and Fees			Excluding Interest Expense and Fees		Annualized Expense Ratio

	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Including Interest Expense and Fees	(b)	Excluding Interest Expense and Fees	Beginning Account Value (06/01/20)	Ending Account Value (11/30/20)	Expenses Paid during the Period	(b)	Ending Account Value (05/31/21)	Expenses Paid during the Period	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$1,000.00	$1,060.70	$3.05		$2.74	$1,000.00	$1,022.11	$2.99		$1,022.41	$2.69	0.59%	0.53%
Investor A	1,000.00	1,058.50	4.33		3.97	1,000.00	1,020.86	4.26		1,021.21	3.90	0.84	0.77
Investor A1	1,000.00	1,059.30	3.56		3.20	1,000.00	1,021.61	3.50		1,021.96	3.14	0.69	0.62
Investor C	1,000.00	1,055.40	8.24		7.88	1,000.00	1,017.05	8.09		1,017.40	7.74	1.60	1.53
Class K	1,000.00	1,060.90	2.89		2.53	1,000.00	1,022.26	2.84		1,022.61	2.48	0.56	0.49

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

14	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2020 (continued)	BlackRock Strategic Municipal Opportunities Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)(b)	Percent of Total Investments

State	18%
Housing	15
Utilities	14
Transportation	14
County/City/Special District/School District	12
Health	11
Education	7
Corporate	6
Tobacco	3
Other*	—	(c)

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(d)	Percentage

2020	1%
2021	8
2022	6
2023	5
2024	8

CREDIT QUALITY ALLOCATION

Credit Rating(a)(e)	Percent of Total Investments

AAA/Aaa	13%
AA/Aa	38
A	15
BBB/Baa	12
BB/Ba	4
B	2
CCC/Caa	—	(c)
C	2
N/R(f)	14

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Represents less than 1% of the Fund’s long-term investments.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(f)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2020, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

*	Includes one or more investment categories that individually represents less than 1% of the Funds’ long-term investments. Please refer to the Schedule of Investments for details.

F U N D S U M M A R Y	15

About Fund Performance

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For each Fund, Class K Shares performance shown prior to the Class K January 25, 2018 inception date is that of Institutional Shares. The performance of the Funds’ Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares (for all Funds except BlackRock Strategic Municipal Opportunities Fund) are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.10% per year (but no distribution fee). Investor A1 Shares for BlackRock Strategic Municipal Opportunities Fund incur a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Funds. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for BlackRock California Municipal Opportunities Fund only, fee based programs previously approved by the Fund. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders and, for BlackRock California Municipal Opportunities Fund only, fee based programs previously approved by the Fund.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Bloomberg BarclaysTaxable Municipal: U.S. Aggregate Eligible Index — represents securities that are taxable, dollar-denominated, and issued by a U.S. state or territory, and have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding, and are rated investment-grade (at least BBB- by S&P or Fitch Ratings (“Fitch”) and/or Baa3 by Moody’s) by at least two of the following ratings agencies: S&P, Moody’s and Fitch.

S&P® Municipal Bond HighYield Index — a market-value-weighted index that consists of bonds in the S&P Municipal Bond Index that are nonrated or that are rated BB+ by S&P and/or Ba1 by Moody’s or lower; bonds that are prerefunded or escrowed to maturity are not included in this index.

S&P® Municipal Bond Investment Grade Index — a market-value-weighted index that consists of bonds in the S&P Municipal Bond Index that are rated at least BBB by S&P and/or Baa3 by Moody’s.

16	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on June 1, 2020 and held through November 30, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

D I S C L O S U R E O F E X P E N S E S	17

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

Each Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, the Funds transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Funds’ NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Funds’ shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund was not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

18	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) November 30, 2020	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.0%
University of Southern California, 3.03%, 10/01/39	$650	$704,713

Health Care Providers & Services — 0.0%
Sutter Health, 2.29%, 08/15/30	197	201,309

Total Corporate Bonds — 0.0% (Cost: $789,299)		906,022

Municipal Bonds

California — 77.3%

Corporate — 0.3%
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	8,645	8,964,260

County/City/Special District/School District — 32.1%
Butte-Glenn Community College District, GO, Series A, 5.25%, 08/01/46	12,360	15,470,765
California Infrastructure & Economic Development Bank, RB, 5.00%, 08/01/49	4,165	5,216,329
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	1,375	1,602,920
Series A, 5.00%, 09/02/44	675	775,285
Series A, 5.00%, 09/02/48	675	772,166
Cerritos Community College District, GO, Series A, 4.00%, 08/01/44	36,455	40,231,009
Chaffey Community College District GO, Series A, 3.00%, 06/01/37	2,500	2,774,350
City & County of San Francisco CA, GO
Series D-1, 4.00%, 06/15/44	4,970	5,824,442
Series D-1, 4.00%, 06/15/45	5,165	6,039,176
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, 3.78%, 09/01/30	1,110	1,254,023
Series B, 3.92%, 09/01/31	3,410	3,861,655
Series B, 3.97%, 09/01/32	1,880	2,124,644
Series B, 4.02%, 09/01/33	2,070	2,335,353
City & County of San Francisco California, Refunding COP, Series A, 4.00%, 04/01/42	8,000	9,161,520
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	3,800	3,817,214
City of Los Angeles California, RB, 4.00%, 06/24/21	64,000	65,372,160
City of San Jose California Hotel Tax Revenue, RB, 6.50%, 05/01/42	2,395	2,449,822
Coast Community College District, GO, Series B, (AGM), 0.00%, 08/01/30(a)	26,425	23,575,328
County of Los Angeles California, RB, Series A, 4.00%, 06/30/21	81,000	82,781,190
County of Santa Clara California, GO, Series B, 4.00%, 08/01/42	14,995	15,813,427
Fremont Unified School District/Alameda County California, GO, Series A, 4.00%, 08/01/46	66,330	73,145,407
Fremont Union High School District, GO
4.00%, 08/01/44	36,730	40,677,373
Series A, 4.00%, 08/01/46	10,000	11,651,100
Glendale Community College District, GO, Series A, 5.25%, 08/01/41	10,450	13,132,306

Security	Par (000)	Value

County/City/Special District/School District (continued)
Grossmont-Cuyamaca Community College District, GO, Series B, 5.00%, 08/01/44	$30,215	$37,959,407
Hacienda La Puente Unified School District, GO, Series A, 5.25%, 08/01/42	5,000	6,291,850
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	15,570	19,051,296
Los Altos Elementary School District, Refunding GO, Series A-1, 4.00%, 08/01/44	5,000	5,830,100
Los Angeles Community College District, GO
2.11%, 08/01/32	2,590	2,670,445
Series K, 4.00%, 08/01/37	10,000	11,636,600
Series K, 4.00%, 08/01/38	20,000	23,268,600
Series K, 4.00%, 08/01/39	20,000	23,160,200
Los Angeles County Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 07/01/37	19,235	24,067,601
Series A, 5.00%, 07/01/44	25,885	32,584,556
Marin Healthcare District, GO
Series A, 4.00%, 08/01/40	11,550	13,011,191
Series A, 5.00%, 08/01/41	21,670	26,817,275
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	9,091,786
Mount San Antonio Community College District, Refunding GO, Series A, 5.00%, 08/01/44	11,000	14,285,150
Mountain View-Whisman School District, GO, Series B, 4.00%, 09/01/42	12,000	13,762,920
Orange County Local Transportation Authority, RB, 5.00%, 02/15/40	5,000	6,453,450
Palomar Community College District, GO, Series D, 5.25%, 08/01/45	3,000	3,771,840
Pomona Redevelopment Agency Successor Agency, Refunding TA, 3.98%, 02/01/27	4,155	4,758,888
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	11,210	13,321,291
San Diego Community College District, Refunding GO, 5.00%, 08/01/41	20,000	24,503,400
San Diego Unified School District GO, Series D-2, 3.00%, 07/01/41	10,000	11,129,200
San Francisco Bay Area Rapid Transit District, GO, Series A, 5.00%, 08/01/47	8,980	11,105,476
San Francisco Bay Area Rapid Transit District, Refunding GO, Series D, 4.00%, 08/01/35	5,985	6,851,089
San Francisco City & County Redevelopment Agency Successor Agency, Refunding TA
Series D, 3.13%, 08/01/28	1,150	1,263,103
Series D, 3.25%, 08/01/29	1,000	1,098,500
Series D, 3.38%, 08/01/30	1,250	1,375,438
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(a)(b)
Series D, 0.00%, 08/01/23	1,000	897,560
Series D, 0.00%, 08/01/31	3,000	1,805,370
San Francisco City & County Redevelopment Financing Authority, TA, Series A, 5.75%, 08/01/37	7,500	10,409,625
San Francisco Unified School District, Refunding GO, 4.00%, 06/15/21	15,000	15,309,900
San Joaquin County Transportation Authority, Refunding RB, 5.00%, 03/01/41	17,955	22,172,629

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Jose Evergreen Community College District, GO, Series C, 4.13%, 09/01/24(c)	$18,435	$21,112,684
San Jose Financing Authority, RB, 5.75%, 05/01/42	2,010	2,052,290
San Jose Redevelopment Agency Successor Agency, Refunding TA, Series A-T, 3.25%, 08/01/29	8,730	9,560,747
San Jose Unified School District, GO, CAB, Series C, (NPFGC), 0.00%, 06/01/31(a)	25,000	21,857,000
San Leandro Unified School District, GO, Series A, 5.75%, 08/01/41	5,000	5,169,200
San Mateo County Community College District, GO, Series B, 5.00%, 09/01/45	32,650	41,329,676
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/35	6,975	8,278,279
Santa Monica Community College District, GO, Series B, 4.00%, 08/01/44	40,015	44,294,604
Vista Joint Powers Financing Authority, Refunding RB, 5.25%, 05/01/37	15,065	17,944,223

		1,001,173,403

Education — 3.7%
California Educational Facilities Authority, RB
Series A, 3.43%, 04/01/30	1,000	1,057,220
Series A, 3.56%, 04/01/31	2,000	2,107,100
California Infrastructure & Economic Development Bank, RB(b)
Series A, 4.13%, 01/01/35	1,010	1,024,079
Series A, 5.00%, 01/01/55	2,300	2,349,749
Series A-2, 5.00%, 01/01/24	920	921,582
California Infrastructure & Economic Development Bank, RB, CAB(a)
0.00%, 01/01/35	2,750	1,114,630
0.00%, 01/01/60	37,500	2,756,625
California Municipal Finance Authority, RB
6.00%, 07/01/44	500	544,835
Series A, 5.50%, 08/01/34(b)	300	316,536
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/39	1,785	1,906,719
5.00%, 08/01/48	2,140	2,228,682
California Public Finance Authority, RB(b)
Series A, 5.00%, 07/01/36	385	392,431
Series A, 5.00%, 07/01/44	375	377,025
Series A, 5.00%, 07/01/54	520	523,344
Series B, 5.00%, 07/01/26	265	264,595
California School Finance Authority, RB(b)
5.00%, 06/01/40	1,420	1,520,550
5.00%, 06/01/50	2,240	2,372,227
5.00%, 06/01/59	3,565	3,745,710
Series A, 5.00%, 06/01/33	525	560,348
Series A, 5.00%, 06/01/43	525	549,512
Series A, 5.00%, 06/01/49	7,105	7,703,738
Series A, 6.00%, 07/01/51	1,500	1,686,780
Series A, 5.00%, 06/01/55	1,000	1,034,870
Series A, 5.00%, 06/01/58	3,355	3,597,231
Series A, 6.00%, 06/01/59	8,925	9,172,222
Series B, 6.00%, 06/01/31	735	698,992
California State University, RB, Series D, 1.69%, 11/01/29	5,000	4,982,950
California State University, Refunding RB, Series A, 5.00%, 11/01/41	10,000	12,140,900

Security	Par (000)	Value

Education (continued)
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(b)	$1,035	$1,127,488
California Statewide Communities Development Authority, Refunding RB(b)
Series A, 5.00%, 06/01/36	2,900	3,113,672
Series A, 5.00%, 06/01/46	4,100	4,357,521
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	2,530	2,689,365
Series A, 5.00%, 07/01/61	15,170	15,891,182
University of California, RB, Series AV, 5.25%, 05/15/42	12,220	15,295,652
University of California, RB, BAB, 6.30%, 05/15/50	3,790	5,048,432

		115,174,494

Health — 3.6%
California Health Facilities Financing Authority, Series A, 5.00%, 11/15/38	15,050	18,697,668
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/36	2,755	3,440,471
Series A, 5.00%, 11/15/40	20,220	21,034,462
Series A, 5.25%, 11/01/41	7,000	7,283,570
Series A, 4.00%, 06/01/50	6,500	7,415,525
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 11/15/40	5,140	5,970,881
Series A, 4.00%, 08/15/50	2,350	2,802,257
Series A-2, 4.00%, 11/01/38	5,005	5,751,596
California Infrastructure & Economic Development Bank, RB, 5.00%, 08/01/44	22,275	28,095,235
California Municipal Finance Authority, Refunding RB(b)
Series A, 5.00%, 11/01/39	980	1,041,515
Series A, 5.00%, 11/01/49	1,105	1,157,753
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	10,000	10,544,400

		113,235,333

Housing — 0.1%
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49(b)	2,630	2,937,736

State — 2.6%
California State Public Works Board, RB
Series C, 5.00%, 11/01/37	5,810	7,648,574
Series C, 5.00%, 11/01/38	5,000	6,559,350
Series C, 5.00%, 11/01/44	25,000	32,306,750
Series I, 5.25%, 11/01/32	1,115	1,268,324
Series I, 5.50%, 11/01/33	2,315	2,648,406
California State Public Works Board, Refunding RB, Series C, 5.00%, 11/01/33	10,000	12,350,400
State of California GO, 4.00%, 03/01/46	1,500	1,800,660
State of California, Refunding GO
5.25%, 02/01/30	7,725	8,169,883
4.00%, 03/01/37	6,250	7,676,375

		80,428,722

Tobacco — 4.0%
California County Tobacco Securitization Agency, Refunding RB
5.25%, 06/01/46	11,500	11,500,460
5.00%, 06/01/50	1,145	1,296,873
Series A, 5.00%, 06/01/36	2,410	2,410,193

20	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
California County Tobacco Securitization Agency, Refunding RB (continued)
Series A, 5.00%, 06/01/47	$2,595	$2,595,104
Series A, 4.00%, 06/01/49	1,540	1,764,640
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(a)	15,770	2,865,409
California Statewide Financing Authority RB, Series D, 0.00%, 06/01/55(a)	16,500	812,625
Golden State Tobacco Securitization Corp.,
Refunding RB
Series A-1, 5.00%, 06/01/47	12,125	12,503,300
Series A-2, 5.00%, 06/01/47	55,680	57,433,920
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	5,460	5,767,125
Silicon Valley Tobacco Securitization Authority, RB, Series D, 0.00%, 06/01/56(a)	29,500	2,375,930
Tobacco Securitization Authority of Northern California, Refunding RB, Series A-1, 5.38%, 06/01/38	5,350	5,361,128
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	15,670	18,940,300

		125,627,007

Transportation — 13.3%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/34	8,075	9,515,742
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, RB, Series B, 5.56%, 07/01/32	1,000	1,192,890
California Infrastructure & Economic Development Bank, RB, Series A, AMT, 0.45%, 01/01/50(b)(d)	50,000	50,000,900
City of Long Beach California Harbor Revenue, RB, Series A, 5.00%, 05/15/44	10,000	12,597,500
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	6,615	7,664,337
Sub-Series A, AMT, 5.00%, 05/15/42	10,100	11,808,112
City of Los Angeles Department of Airports, RB
Series B, 5.00%, 05/15/41	18,710	21,800,892
Series A, AMT, 5.00%, 05/15/42	23,725	28,274,743
Series D, AMT, 5.00%, 05/15/41	8,850	10,240,070
City of Los Angeles Department of Airports,
Refunding RB
Series A, 5.00%, 05/15/36	11,260	14,771,544
Series A, 5.00%, 05/15/38	7,230	9,405,724
Series A, 5.00%, 05/15/39	7,000	9,096,290
AMT, 5.00%, 05/15/39	9,330	11,629,472
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	10,000	12,389,100
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/41	20,000	23,716,200
Series A-1, AMT, 5.75%, 03/01/34	6,720	6,801,917
Series A-1, AMT, 6.25%, 03/01/34	2,920	2,959,186
Port of Oakland, Refunding RB, Series P, AMT, Senior Lien, 5.00%, 05/01/22(c)	12,850	13,633,721
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/40	14,000	15,798,860
Series A, AMT, 5.00%, 05/01/42	29,480	35,088,865
Series A, AMT, 5.00%, 05/01/44	10,125	11,250,596
Series B, AMT, 5.00%, 05/01/41	22,960	26,828,301

Security	Par (000)	Value

Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
Series A, 5.25%, 05/01/42	$40,370	$48,596,195
Series 2020, AMT, 4.00%, 05/01/39	2,250	2,628,653
Series A, AMT, 5.00%, 05/01/39	5,125	5,774,081
Series E, AMT, 5.00%, 05/01/38	9,025	11,274,932

		414,738,823

Utilities — 17.6%
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	20,000	25,109,000
City of Los Angeles California Wastewater System Revenue, Refunding RB
Series A, 5.00%, 06/01/43	10,000	12,650,600
Series C, 5.00%, 06/01/35	4,520	5,411,977
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	8,010,782
City of San Francisco CA Public Utilities Commission Water Revenue Refunding RB
Series A, 5.00%, 11/01/50	5,020	6,597,836
Series C, 4.00%, 11/01/45	1,650	2,007,390
City of San Francisco California Public Utilities Commission Water Revenue, Series D, 3.00%, 11/01/45	3,710	4,090,980
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 4.00%, 11/01/30	19,910	23,721,172
East Bay Municipal Utility District Water System Revenue, RB, Series A, 4.00%, 06/01/45	5,885	6,801,706
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 06/01/37	7,160	8,536,438
Eastern Municipal Water District Financing Authority, RB, Series D, 5.25%, 07/01/42	18,500	23,364,205
Los Angeles Department of Water, Refunding RB
Series A, 5.25%, 07/01/39	8,000	8,031,520
Series A, 5.00%, 07/01/41	52,660	63,923,983
Series A, 5.25%, 07/01/44	10,650	13,254,564
Series A, 5.00%, 07/01/47	5,285	6,950,356
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/40	16,105	19,214,231
Metropolitan Water District of Southern California, Refunding RB
5.00%, 01/01/38	7,000	9,039,170
Series A, 5.00%, 10/01/35	5,000	5,308,200
Series A, 5.00%, 10/01/49	5,000	6,531,200
Northern California Power Agency, RB, Series A, 7.31%, 06/01/40	2,150	3,269,183
Sacramento Municipal Utility District, RB
Series G, 5.00%, 08/15/38	22,390	29,482,256
Series G, 5.00%, 08/15/41	20,000	26,142,600
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	1,500	1,816,305
San Diego County Water Authority, Refunding RB, Series B, 5.00%, 05/01/38	20,405	24,982,862
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/36	5,000	6,143,500
Series A, 5.00%, 05/15/38	13,595	16,666,654
Series B, 5.00%, 08/01/38	16,460	20,069,349
Series A, Subordinate, 5.00%, 08/01/43	33,010	41,539,124
Series A, Subordinate, 5.25%, 08/01/47	15,180	19,358,599

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	$17,010	$18,010,528
Southern California Public Power Authority, Refunding RB, 5.00%, 07/01/30	41,400	47,300,328
State of California Department of Water Resources, Refunding RB
Series AW, 4.00%, 12/01/34	24,000	28,453,200
Series BC, 1.32%, 12/01/28	4,000	3,994,320
Tamalpais Community Services District Wastewater Revenue, COP, 4.00%, 01/01/45	1,195	1,404,077

		547,188,195

Total Municipal Bonds in California		2,409,467,973

Connecticut — 0.2%

Corporate — 0.2%
Mashantucket Western Pequot Tribe, (6.35% Cash or 1.00% PIK), 7.35%, 07/01/26(e)(f)(g)	36,909	6,090,002

Illinois — 1.1%

County/City/Special District/School District — 1.1%
Chicago Board of Education, GO, 6.32%, 11/01/29	3,650	3,886,922
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	7,590	7,908,400
6.14%, 12/01/39	13,850	13,885,871
6.52%, 12/01/40	8,075	8,183,286

New York — 0.0%

Utilities — 0.0%
City of New York Water & Sewer System, RB, 3rd Series, 5.40%, 01/01/21(d)(e)(f)	593	443,371

Ohio — 0.8%

Tobacco — 0.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	21,875	24,517,936

Puerto Rico — 8.5%

State — 5.2%
Commonwealth of Puerto Rico, GO(e)(f)
Series A, 5.25%, 07/01/22	940	685,368
Series A, 5.25%, 07/01/26	330	240,608
Series A, 5.13%, 07/01/31	3,340	2,435,244
Series A, 5.38%, 07/01/33	1,025	747,343
Series A, 6.00%, 07/01/38	1,630	1,199,147
Commonwealth of Puerto Rico, Refunding GO(e)(f)
5.00%, 07/01/18	470	323,839
Series A, 5.50%, 07/01/18	1,025	706,244
Series A, 5.50%, 07/01/32	1,170	853,065
Series A, 6.00%, 07/01/34	955	679,244
Series A, 8.00%, 07/01/35	27,405	17,789,764
Series A, 5.50%, 07/01/39	8,805	5,834,536
Series A, 5.00%, 07/01/41	10,546	6,821,605
Series A, 5.75%, 07/01/41	1,110	767,981
Series B, 6.00%, 07/01/39	3,970	2,920,622
Series C, 6.00%, 07/01/39	470	345,766
Puerto Rico Public Buildings Authority, Refunding RB(e)(f) Series F, (GTD), 5.25%, 07/01/24	500	404,688

Security	Par (000)	Value

State (continued)
Puerto Rico Public Buildings Authority, Refunding RB(e)(f) (continued) Series M-2, (GTD), 10.00%, 07/01/34	$1,045	$877,800
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	31,268	33,862,619
Series A-1, Restructured, 5.00%, 07/01/58	11,287	12,414,797
Series A-2, Restructured, 4.33%, 07/01/40	12,198	12,994,348
Series A-2, Restructured, 4.54%, 07/01/53	114	121,899
Series A-2, Restructured, 4.78%, 07/01/58	20,042	21,689,052
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(a)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	930,327
Series A-1, Restructured, 0.00%, 07/01/31	1,330	1,020,230
Series A-1, Restructured, 0.00%, 07/01/33	1,909	1,347,620
Series A-1, Restructured, 0.00%, 07/01/46	106,226	31,787,068
Series A-1, Restructured, 0.00%, 07/01/51	6,760	1,459,552
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,728,242

		162,988,618

Tobacco(a) — 0.5%
Children’s Trust Fund, RB
Series A, 0.00%, 05/15/57	150,000	9,436,500
Series B, 0.00%, 05/15/57	97,000	4,167,120

		13,603,620

Utilities — 2.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, Senior Lien, 6.15%, 07/01/38	3,620	3,620,833
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(e)(f)	4,130	3,085,548
Series A, 7.00%, 07/01/33(e)(f)	2,230	1,694,298
Series A, 6.75%, 07/01/36(e)(f)	7,630	5,797,083
Series A, 5.00%, 07/01/42(e)(f)	8,830	6,596,946
Series A, 7.00%, 07/01/43(e)(f)	955	725,585
Series A-3, 10.00%, 07/01/19(e)(f)	2,137	1,581,019
Series B-3, 10.00%, 07/01/19(e)(f)	2,137	1,581,019
Series C-1, 5.40%, 01/01/18(e)(f)	5,870	4,385,473
Series C-2, 5.40%, 07/01/18(e)(f)	5,871	4,386,183
Series C-4, 5.40%, 07/01/20(e)(f)	593	443,372
Series CCC, 5.25%, 07/01/26(e)(f)	1,680	1,255,138
Series CCC, 5.25%, 07/01/28(e)(f)	955	713,486
Series D-4, 7.50%, 07/01/20	1,638	1,244,512
Series TT, 5.00%, 07/01/25(e)(f)	480	358,611
Series TT, 5.00%, 07/01/26(e)(f)	1,285	960,031
Series TT, 5.00%, 07/01/32(e)(f)	1,075	803,139
Series WW, 5.50%, 07/01/17(e)(f)	1,315	982,444
Series WW, 5.50%, 07/01/18(e)(f)	1,155	862,907
Series WW, 5.50%, 07/01/19(e)(f)	935	698,544
Series WW, 5.38%, 07/01/22(e)(f)	1,250	933,883
Series WW, 5.38%, 07/01/24(e)(f)	875	653,718
Series WW, 5.25%, 07/01/33(e)(f)	885	661,189
Series WW, 5.50%, 07/01/38(e)(f)	1,170	874,114
Series XX, 5.25%, 07/01/27(e)(f)	645	481,883
Series XX, 5.25%, 07/01/35(e)(f)	400	298,842
Series XX, 5.75%, 07/01/36(e)(f)	555	414,644
Series XX, 5.25%, 07/01/40(e)(f)	11,490	8,584,248

22	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB(e)(f)
Series AAA, 5.25%, 07/01/22	$2,150	$1,606,278
Series AAA, 5.25%, 07/01/24	480	358,611
Series AAA, 5.25%, 07/01/26	1,840	1,374,675
Series AAA, 5.25%, 07/01/27	6,540	4,886,073
Series AAA, 5.25%, 07/01/28	4,690	3,503,927
Series AAA, 5.25%, 07/01/29	530	395,966
Series BBB, 5.40%, 07/01/28	2,805	2,095,632
Series UU, 1.00%, 07/01/17(d)	395	256,750
Series UU, 1.00%, 07/01/18(d)	355	230,750
Series UU, 1.00%, 07/01/20(d)	3,175	2,055,813
Series UU, 0.85%, 07/01/31(d)	3,765	2,437,838
Series YY, 6.13%, 07/01/40	4,060	3,033,250
Series ZZ, 5.00%, 07/01/17	925	691,073
Series ZZ, 5.25%, 07/01/19	2,945	2,200,227
Series ZZ, 5.25%, 07/01/21	3,590	2,682,111
Series ZZ, 5.25%, 07/01/24	1,990	1,486,741
Series ZZ, 5.25%, 07/01/26	4,335	3,238,705
Series ZZ, 5.00%, 07/01/28	990	739,635

		87,952,747

Total Municipal Bonds in Puerto Rico		264,544,985

Total Municipal Bonds — 87.9% (Cost: $2,580,432,584)		2,738,928,746

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 11.3%

County/City/Special District/School District — 2.5%
Irvine Ranch Water District, COP, 5.00%, 03/01/46	19,330	23,629,765
Ohlone Community College District, GO, Series B, 4.00%, 08/01/44	47,250	52,188,570

		75,818,335

Education — 3.9%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	35,250	44,989,928
University of California, RB, Series M, 5.00%, 05/15/42	20,000	24,662,200
University of California, Refunding RB, Series AZ, 5.00%, 05/15/43	41,740	52,457,162

		122,109,290

State — 0.7%
State of California, Refunding GO, 5.25%, 10/01/39	18,150	22,223,768

Utilities — 4.2%
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	27,045	33,695,626

Security	Par (000)	Value

Utilities (continued)
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	$36,105	$44,218,150
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	41,405	52,119,371

		130,033,147

Total Municipal Bonds in California		350,184,540

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.3% (Cost: $315,887,112)		350,184,540

Total Long-Term Investments — 99.2% (Cost: $2,897,108,995)		3,090,019,308

	Shares

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(i)(j)	113,344,735	113,344,735

Total Short-Term Securities — 3.6% (Cost: $113,340,379)		113,344,735

Total Investments — 102.8% (Cost: $3,010,449,374)		3,203,364,043
Other Assets Less Liabilities — 1.8%		55,506,999
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.6)%		(143,187,597)

Net Assets — 100.0%		$3,115,683,445

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933,as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock California Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (“1940 Act”), as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds California Money Fund, Institutional Class	$322,516,448	$—	$(209,135,637	)(a)	$1,753	$(37,829)	$113,344,735	113,344,735	$7,751	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year US Treasury Notes	1,929	03/22/21	$266,534	$(259,360)
Long U.S. Treasury Bond	662	03/22/21	115,788	238,110

				$(21,250)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$238,110	$—	$238,110

Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$259,360	$—	$259,360

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended November 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(238,270)	$—	$(238,270)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$523,538	$—	$523,538

24	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock California Municipal Opportunities Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — short	$605,760,055

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$906,022	$—	$906,022
Municipal Bonds	—	2,738,928,746	—	2,738,928,746
Municipal Bonds Transferred to Tender Option Bond Trusts	—	350,184,540	—	350,184,540
Short-Term Securities
Money Market Funds	113,344,735	—	—	113,344,735

	$113,344,735	$3,090,019,308	$—	$3,203,364,043

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$238,110	$—	$—	$238,110
Liabilities
Interest Rate Contracts	(259,360)	—	—	(259,360)

	$(21,250)	$—	$—	$(21,250)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $143,144,977 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) November 30, 2020	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$500	$609,620

New Jersey — 87.8%

Corporate — 2.7%
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	4,200	4,701,564
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,426,055
3.50%, 04/01/42	720	752,098
Series A, AMT, 2.20%, 10/01/39(a)	2,130	2,296,268
Series D, AMT, 4.88%, 11/01/29	1,000	1,001,420

		10,177,405

County/City/Special District/School District — 14.8%
Carlstadt School District, Refunding GO, (SCH BD RES FD), 4.00%, 05/01/30	1,415	1,575,758
Casino Reinvestment Development Authority, Inc., Refunding RB
(AGM), 4.00%, 11/01/34	500	541,735
5.25%, 11/01/39	1,020	1,061,126
5.25%, 11/01/44	1,590	1,644,218
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/39	660	788,377
City of East Orange New Jesery, Refunding GO
(AGM), 3.00%, 09/15/30	2,200	2,442,286
(AGM), 3.00%, 09/15/31	2,200	2,423,608
County of Mercer NJ, Refunding GO, 3.00%, 02/15/31	1,585	1,753,676
Egg Harbor Township School District, Refunding GO, (AGM ), 5.75%, 07/15/25	2,000	2,469,160
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,470	8,408,979
Essex County Improvement Authority, Refunding RB, (NPFGC), 5.50%, 10/01/29	1,500	2,096,670
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	1,066,694
4.00%, 07/15/39	840	971,200
Hudson County Improvement Authority, RB, 4.00%, 10/01/51	3,500	4,138,610
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/38	250	303,495
Series B, (GTD), 4.00%, 12/01/39	590	713,688
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,354,840
New Jersey Economic Development Authority, RB
5.00%, 06/15/23(b)	2,000	2,239,620
Series KK, 5.00%, 09/01/22(b)	1,070	1,159,013
Series B, AMT, 6.50%, 04/01/31	1,835	1,949,834
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	2,500	2,744,075
Sparta Township Board of Education, Refunding GO, 5.00%, 02/15/25(b)	1,350	1,616,301
Toms River Board of Education, GO, (SCH BD RES FD), 3.00%, 07/15/37	4,605	4,873,380

Security	Par (000)	Value

County/City/Special District/School District (continued)
Township of Bloomfield New Jersey, Refunding GO
3.00%, 02/01/32	$1,000	$1,097,610
3.00%, 02/01/33	1,040	1,134,390
Township of Irvington NJ, Refunding GO, Series A, (AGM), 5.00%, 07/15/31	2,445	2,790,503
Township of Monroe New Jersey/Gloucester County, Refunding GO
3.00%, 05/01/32	405	440,182
3.00%, 06/01/37	385	408,454
3.00%, 06/01/38	410	434,239
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 4.75%, 12/01/31	1,250	1,300,800

		55,942,521

Education — 10.1%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,347,075
Gloucester County Improvement Authority, RB
5.00%, 07/01/44	530	596,997
Series A, 5.00%, 07/01/34	1,855	2,140,373
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,000	1,098,910
Series A, 5.00%, 07/01/27(c)	170	181,128
Series A, 5.13%, 11/01/29(c)	100	108,654
Series A, 5.25%, 07/01/37(c)	470	500,832
Series A, 6.25%, 11/01/38(c)	210	239,591
Series A, 5.00%, 06/15/39(c)	825	901,271
Series A, 5.00%, 07/01/47	265	251,965
Series A, 5.38%, 07/01/47(c)	815	860,143
Series A, 5.00%, 12/01/48	2,190	2,493,008
Series A, 5.00%, 06/15/49(c)	135	145,571
Series A, 5.00%, 07/01/50	200	217,780
Series A, 6.50%, 11/01/52(c)	1,210	1,370,845
Series A, 5.25%, 11/01/54(c)	1,100	1,106,512
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	3,245,650
(AGM), 5.00%, 06/01/42	690	799,910
Series A, 3.50%, 09/01/22(c)	85	85,499
Series A, 4.75%, 08/01/24(c)	195	201,123
Series A, 5.63%, 08/01/34(c)	250	264,600
Series A, 5.00%, 09/01/37(c)	315	335,229
Series A, 5.88%, 08/01/44(c)	430	452,467
Series A, 5.13%, 09/01/52(c)	1,000	1,044,200
New Jersey Educational Facilities Authority, RB
Series C, (AGM), 3.25%, 07/01/49	290	302,493
Series C, (AGM), 4.00%, 07/01/50	245	273,915
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,245,600
Series B, 5.00%, 07/01/32	2,465	2,886,688
Series B, 5.00%, 07/01/42	560	590,761
Series H, (AGM), 4.00%, 07/01/39	715	782,525
New Jersey Higher Education Student Assistance Authority, RB, Sub-Series C, AMT, 4.00%, 12/01/48	700	727,636
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series A, 2.38%, 12/01/29	2,500	2,498,725

26	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
1st Series, AMT, 5.75%, 12/01/28	$385	$399,045
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	1,080,751
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/22(b)	460	494,652
Series A, 5.00%, 07/01/40	5,000	5,744,350

		38,016,474

Health — 13.0%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	296,149
5.00%, 01/01/39	270	293,031
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	4,660	5,642,608
4.00%, 07/01/44	4,120	4,709,572
Series A, 5.25%, 07/01/35	1,460	1,620,965
Series A, 5.00%, 07/01/39	1,150	1,303,939
Series A, 5.00%, 07/01/43	1,535	1,732,908
Series A, 5.50%, 07/01/43	920	1,019,176
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/27	1,500	1,606,590
5.00%, 07/01/29	285	323,207
5.00%, 07/01/31	300	341,109
5.00%, 07/01/34	1,000	1,204,860
5.00%, 08/15/34	460	506,989
5.00%, 07/01/39	4,060	4,833,511
4.00%, 07/01/41	1,000	1,115,680
5.00%, 07/01/45	2,650	2,940,466
Series A, 5.63%, 07/01/21(b)	1,540	1,588,248
Series A, 6.00%, 07/01/21(b)	2,985	3,085,654
Series A, 5.00%, 07/01/24	1,000	1,070,550
Series A, 5.00%, 07/01/25	2,230	2,386,747
Series A, 4.00%, 07/01/32	2,300	2,625,013
Series A, 5.00%, 07/01/37	6,000	7,322,940
Series A, 5.00%, 07/01/43	1,290	1,512,061

		49,081,973

Housing — 2.0%
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 4.00%, 11/01/48	150	164,063
Series A, 4.10%, 11/01/53	100	108,952
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	1,085	1,216,502
Series E, 2.25%, 10/01/40	845	843,673
Series E, 2.40%, 10/01/45	650	651,553
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,845,410
Series A, 4.38%, 12/01/33	2,515	2,737,125

		7,567,278

Other — 1.8%
Hudson County Improvement Authority, RB, 3.00%, 10/01/36	5,950	6,655,730

Security	Par (000)	Value

State — 24.1%
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	$2,565	$3,230,284
Series B, (AGM), 0.00%, 11/01/24(d)	10,000	9,582,400
Garden State Preservation Trust, RB, CAB, Series B, (AGM), 0.00%, 11/01/27(d)	4,135	3,759,666
New Jersey Economic Development Authority, RB
4.00%, 06/15/49	1,190	1,270,016
Series A, 5.00%, 06/15/42	4,545	5,172,028
Series AAA, 5.00%, 06/15/41	1,990	2,232,601
Series DDD, 5.00%, 06/15/42	3,000	3,387,090
Series EEE, 5.00%, 06/15/43	2,155	2,485,254
New Jersey Economic Development Authority, RB, CAB, Series A, (NPFGC), 0.00%, 07/01/21(d)	1,675	1,662,622
New Jersey Economic Development Authority, Refunding RB
5.00%, 06/15/22	1,700	1,796,407
5.00%, 06/15/29	640	672,154
Series A, (NPFGC), 0.00%, 03/15/21(d)	2,000	1,993,040
Series PP, 4.00%, 06/15/30	4,875	5,202,502
Sub-Series A, 5.00%, 07/01/33	125	141,644
Sub-Series A, 4.00%, 07/01/34	165	175,034
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/33	1,750	1,935,850
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,152,160
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/21(e)	805	815,489
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/32(d)	10,000	7,084,500
Series AA, 5.25%, 06/15/31	2,000	2,168,200
Series AA, 5.00%, 06/15/45	1,000	1,087,940
Series B, 5.25%, 06/15/26	1,500	1,533,750
Series B, 5.00%, 06/15/33	550	654,544
Series B, 5.25%, 06/15/36	5,000	5,107,500
Series BB, 5.00%, 06/15/44	500	575,475
Series BB, 4.00%, 06/15/50	2,545	2,698,871
Series BB, 5.00%, 06/15/50	535	610,959
Series S, 5.25%, 06/15/43	1,720	2,034,296
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	8,900	5,696,178
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/32	1,775	2,116,776
Series A, 5.00%, 12/15/35	455	537,573
Series B, (NPFGC), 5.50%, 12/15/21	1,800	1,889,712
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/48	2,380	2,624,854
State of New Jersey, GO, Series A, 4.00%, 06/01/32	5,570	6,825,812

		90,913,181

Tobacco — 2.7%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,500	1,769,010
Series A, 5.25%, 06/01/46	915	1,099,638
Sub-Series B, 5.00%, 06/01/46	6,220	7,174,210

		10,042,858

Transportation — 14.5%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.13%, 01/01/39	1,000	1,095,440
AMT, (AGM), 5.13%, 07/01/42	1,000	1,085,640

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, 5.38%, 01/01/43	$905	$992,459
New Jersey Transportation Trust Fund Authority, RB
Series A, 6.00%, 06/15/21(b)	3,185	3,283,926
Series A, 5.00%, 06/15/30	1,250	1,446,425
Series B, 5.00%, 06/15/21(b)	600	615,420
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	10,000	5,704,400
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	2,730	3,141,930
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/48	9,000	10,153,800
Series E, 5.00%, 01/01/45	2,000	2,279,260
New Jersey Turnpike Authority, Refunding RB
Series A, (BHAC), 5.25%, 01/01/30	1,000	1,354,770
Series B, 5.00%, 01/01/34	1,600	1,987,456
Series E, 5.00%, 01/01/32	1,350	1,690,457
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,152,800
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	2,345	2,760,604
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	3,545	3,995,676
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,170	2,485,995
Port Authority of New York & New Jersey, Refunding RB, Series 205th, 5.00%, 11/15/42	1,975	2,392,100
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	3,545	4,348,616
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/22(b)	295	321,857
Series A, 5.00%, 11/01/32	440	502,594
Series A, 5.00%, 11/01/33	250	285,288
Series A, 5.00%, 11/01/39	1,500	1,663,965

		54,740,878

Utilities — 2.1%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	385	402,109
New Jersey Infrastructure Bank, RB, Series B, AMT, 5.00%, 09/01/21(b)	1,355	1,401,599
North Hudson Sewerage Authority, Refunding RB, Series A, (NPFGC), 0.00%, 08/01/21(d)(e)	5,000	4,995,450
Passaic Valley Water Commission, Refunding RB, Series A, 6.00%, 12/15/20(b)	980	982,048

		7,781,206

Total Municipal Bonds in New Jersey		330,919,504

New York — 1.5%

Transportation — 1.5%
Port Authority of New York & New Jersey, ARB
6.00%, 12/01/42	1,000	1,003,370
Series 6, AMT, (NPFGC), 5.75%, 12/01/22	870	872,053

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB
178th Series, AMT, 5.00%, 12/01/43	$285	$314,840
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	3,000	3,357,600

Pennsylvania — 0.4%

Transportation — 0.4%
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,683,720

Puerto Rico — 3.3%

State — 2.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,932	3,175,298
Series A-1, Restructured, 5.00%, 07/01/58	3,105	3,415,252
Series A-2, Restructured, 4.33%, 07/01/40	580	617,839
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,642,749
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	4,330	1,295,709
Series A-1, Restructured, 0.00%, 07/01/51	1,885	406,990
Series B-1, Restructured, 0.00%, 07/01/46	567	170,094

		10,723,931

Utilities — 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.13%, 07/01/37	160	166,000
Series A, Senior Lien, 5.25%, 07/01/42	1,445	1,501,066

		1,667,066

Total Municipal Bonds in Puerto Rico		12,390,997

Total Municipal Bonds — 93.1% (Cost: $318,812,986)		351,151,704

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New Jersey — 8.7%

County/City/Special District/School District — 2.7%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	1,440	1,703,262
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	2,000	2,046,480
Series A, AMT, 5.25%, 12/01/31	6,300	6,587,280

		10,337,022

Education — 3.8%
New Jersey Economic Development Authority, Refunding RB(g)
AMT, 3.00%, 08/01/41	4,622	4,710,081
AMT, 3.00%, 08/01/43	6,648	6,774,049
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(b)	2,500	2,786,700

		14,270,830

28	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 2.2%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	$7,332	$8,241,112

Total Municipal Bonds in New Jersey		32,848,964

New York — 0.6%

Transportation — 0.6%
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	1,455	1,699,207
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	496	511,536

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.3% (Cost: $33,264,369)		35,059,707

Total Long-Term Investments — 102.4% (Cost: $352,077,355)		386,211,411

	Shares

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	4,816,826	4,817,308

Total Short-Term Securities — 1.3% (Cost: $4,817,308)		4,817,308

Total Investments — 103.7% (Cost: $356,894,663)		391,028,719

Other Assets Less Liabilities — 1.2%		4,329,311

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9)%		(18,315,143)

Net Assets — 100.0%		$377,042,887

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 1, 2037, is $5,808,746. See Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended November 30, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$9,091,474	$—	$(4,272,401	)(a)	$(767)	$(998)	$4,817,308	4,816,826	$1,192	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New Jersey Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year US Treasury Notes	89	03/22/21	$12,297	$(7,077)
Long U.S. Treasury Bond	32	03/22/21	5,597	(5,381)

				$(12,458)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$12,458	$—	$12,458

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended November 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$465,832	$—	$465,832

Net Change in Unrealized Appreciation (Depreciation) on Futures contracts	$—	$—	$—	$—	$(12,458)	$—	$(12,458)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — short	$8,947,149

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$351,151,704	$—	$351,151,704
Municipal Bonds Transferred to Tender Option Bond Trusts	—	35,059,707	—	35,059,707
Short-Term Securities
Money Market Funds	4,817,308	—	—	4,817,308

	$4,817,308	$386,211,411	$—	$391,028,719

30	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(12,458)	$—	$—	$(12,458)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $18,302,572 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) November 30, 2020	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$820	$999,777

Pennsylvania — 83.8%

Corporate — 1.0%
Pennsylvania Economic Development Financing Authority, RB, Series A, AMT, 3.25%, 08/01/39(a)	2,800	2,667,924
Pennsylvania Economic Development Financing Authority, Refunding RB
AMT, 5.50%, 11/01/44	1,355	1,386,910
Series A, AMT, 5.00%, 12/01/34	1,540	1,540,185

		5,595,019

County/City/Special District/School District — 23.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(a)	330	347,645
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	2,310	2,397,595
Series A, 5.00%, 05/01/42	3,900	4,033,146
Altoona Area School District, GO
(BAM SAW), 5.00%, 12/01/36	215	254,945
(BAM SAW), 5.00%, 12/01/45	1,000	1,168,130
Series A, (AGM), 5.00%, 12/01/36	2,895	3,432,862
Bethlehem Area School District, GO
Series A, (BAM SAW), 5.00%, 08/01/34	2,390	2,824,167
Series A, (BAM SAW), 5.00%, 08/01/35	1,790	2,110,750
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	890	1,012,473
(SAW), 5.00%, 10/01/38	1,335	1,514,758
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	2,550	3,081,777
Catasauqua Area School District, Refunding GO, (BAM SAW), 4.00%, 02/15/42	2,255	2,526,818
Chester County Industrial Development Authority, RB, 4.00%, 12/01/49	3,750	4,389,937
Chester County Industrial Development Authority, SAB(a)
4.25%, 03/01/35(b)	1,285	1,287,853
5.00%, 03/01/38	525	526,223
5.13%, 03/01/48	1,050	1,035,615
4.75%, 03/01/50(b)	2,725	2,730,777
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	4,203,116
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	2,155	2,695,905
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	2,140	2,587,132
Coatesville School District, GO, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	290	180,444
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,511,683
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,347,114
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	500	323,990
Series B, (BAM SAW), 0.00%, 10/01/34	980	606,179
Series C, (BAM SAW), 0.00%, 10/01/33	640	417,952
County of Lancaster Pennsylvania, Refunding GO 4.00%, 11/01/34	500	581,805

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Lancaster Pennsylvania, Refunding GO (continued)
4.00%, 11/01/35	$520	$601,962
4.00%, 11/01/36	540	622,334
4.00%, 11/01/37	565	649,219
4.00%, 11/01/38	585	669,328
Dallastown Area School District, Refunding GO, (SAW), 5.00%, 04/15/34	1,835	2,163,777
East Pennsboro Area School District, GO
(BAM SAW), 4.00%, 10/01/40	645	738,725
(BAM SAW), 4.00%, 10/01/44	1,530	1,737,101
Easton Area School District, GO, Series B, (SAW), 5.00%, 02/01/31	1,650	2,095,814
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	4,100	5,006,510
(SAW), 5.00%, 02/01/42	6,365	7,610,312
Governor Mifflin School District, GO
Series A, (SAW), 4.00%, 04/01/39	640	749,075
Series A, (SAW), 4.00%, 04/01/40	400	467,012
Series A, (SAW), 4.00%, 04/01/42	1,150	1,336,392
Series A, (SAW), 4.00%, 04/01/43	1,010	1,170,964
Series A, (SAW), 4.00%, 04/01/46	1,185	1,365,760
Marple Newtown School District, GO, (SAW), 3.00%, 06/01/40	2,365	2,571,275
Mechanicsburg Area School District, GO
Series A, (SAW), 4.00%, 03/01/40	2,160	2,512,771
Series A, (SAW), 4.00%, 03/01/41	2,245	2,605,659
Series A, (SAW), 4.00%, 03/01/42	2,335	2,703,673
North Allegheny School District, GO, (SAW), 4.00%, 05/01/39	1,000	1,180,340
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,625	1,732,640
Pittsburgh School District, GO
Series A, (SAW), 4.00%, 09/01/37	2,240	2,604,538
Series A, (SAW), 4.00%, 09/01/38	2,235	2,593,360
Redevelopment Authority of The County of Washington, Refunding TA
4.00%, 07/01/23	550	556,930
5.00%, 07/01/28	600	643,548
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	6,000	6,128,520
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	1,815	2,133,351
Springfield School District/Delaware County, GO, (SAW), 5.00%, 03/01/40	1,710	2,107,883
State Public School Building Authority, RB, (AGM), 5.00%, 07/15/34	5,070	5,202,783
State Public School Building Authority, Refunding RB, Series A, (AGM), 5.00%, 06/01/33	5,000	6,021,500
Township of Lower Paxton Pennsylvania, GO
5.00%, 04/01/24(d)	630	729,628
Series A, 4.00%, 04/01/41	260	302,549
Series A, 4.00%, 04/01/42	185	214,685
Series A, 4.00%, 04/01/43	345	399,275
Series A, 4.00%, 04/01/44	390	450,142
Series A, 4.00%, 04/01/50	705	806,041
Township of West Bradford Pennsylvania, GO, 4.00%, 12/15/49	1,125	1,284,311

32	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Tredyffrin Easttown School District, GO, (SAW), 5.00%, 02/15/39	$1,130	$1,402,172
West Shore School District, GO
(SAW), 5.00%, 11/15/43	4,045	4,975,795
(SAW), 4.00%, 11/15/45	1,285	1,512,149
(SAW), 4.00%, 11/15/48	640	750,381
(SAW), 5.00%, 11/15/48	1,975	2,405,728

		132,646,703

Education — 11.1%
Allegheny County Higher Education Building Authority, Refunding RB, Series A, 5.00%, 08/01/27	965	1,246,105
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	290	299,547
5.00%, 10/01/49	795	805,581
Delaware County Authority, RB, 5.00%, 08/01/40	1,795	2,064,609
Delaware County Authority, Refunding RB, CAB, 5.00%, 07/01/47	3,870	4,110,133
East Hempfield Township Industrial Development Authority, RB
5.00%, 07/01/35	1,395	1,415,085
5.00%, 07/01/45	450	451,724
5.00%, 07/01/47	1,180	1,186,726
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	5,790	6,566,439
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	544,050
5.00%, 05/01/37	1,595	1,613,709
Series A, 5.25%, 05/01/21(d)	7,140	7,287,475
Series A, 5.25%, 07/15/33	2,420	2,581,148
Series A, 5.50%, 07/15/38	365	385,699
Pennsylvania State University, RB
5.00%, 09/01/48	2,615	3,259,493
Series A, 5.00%, 09/01/43	3,935	5,066,470
Philadelphia Authority for Industrial Development Refunding RB(a)(b)
5.00%, 06/15/40	580	658,230
5.00%, 06/15/50	1,090	1,227,340
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	485	480,800
5.00%, 06/15/39	840	876,817
5.00%, 11/01/42	3,525	3,777,919
5.00%, 06/15/50	800	831,656
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 05/01/30	785	893,825
5.00%, 05/01/40	675	746,739
4.00%, 05/01/42	4,780	4,473,363
4.00%, 11/01/45	4,260	4,724,979
5.00%, 05/01/50	2,010	2,203,020
Series 2015, 5.00%, 04/01/45	3,330	3,818,045

		63,596,726

Health — 17.0%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,832,254
Series A, 4.00%, 07/15/38	2,500	2,886,350
Series A, 5.00%, 04/01/47	1,950	2,292,654

Security	Par (000)	Value

Health (continued)
Bucks County Industrial Development Authority, RB, 4.00%, 08/15/44	$1,690	$1,883,894
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	1,560	1,683,536
Centre County Hospital Authority, RB, 7.00%, 11/15/21(d)	4,110	4,376,081
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,529,565
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	1,430	1,612,010
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	645	683,455
4.13%, 01/01/38	260	276,913
5.00%, 01/01/38	4,400	4,740,472
5.00%, 01/01/39	1,240	1,405,292
Doylestown Hospital Authority, RB, Series A, 4.00%, 07/01/45	1,250	1,315,238
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	3,440	3,717,505
Franklin County Industrial Development Authority, RB
5.00%, 12/01/29	125	137,090
5.00%, 12/01/39	235	253,243
5.00%, 12/01/49	150	158,126
5.00%, 12/01/54	635	660,464
Geisinger Authority, Refunding RB
Series A, 4.00%, 04/01/50	2,765	3,181,492
Series A-2, 5.00%, 02/15/39	5,950	7,053,844
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	1,043,437
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	730	788,904
5.00%, 12/01/44	1,170	1,326,581
4.00%, 12/01/49	985	1,052,758
Lancaster Industrial Development Authority, Refunding RB(d)
5.38%, 05/01/23	730	820,615
5.75%, 05/01/23	1,285	1,456,098
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 5.00%, 09/01/37	1,365	1,631,557
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 05/15/22(d)	2,280	2,438,519
5.25%, 01/01/40	5,000	5,040,550
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	2,298,780
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	3,910	4,359,220
Northampton County General Purpose Authority, Refunding RB, 5.00%, 08/15/46	1,350	1,546,938
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	4,462,800
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	4,965	5,767,294
Philadelphia Authority for Industrial Development, Refunding RB, 4.00%, 07/01/35	2,450	2,834,625

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, 5.00%, 07/01/41	$9,375	$9,600,656
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	5,878,250

		97,027,060

Housing — 2.3%
Pennsylvania Housing Finance Agency, RB, M/F Housing
Series A, 4.25%, 10/01/35	565	318,756
Series A, 4.50%, 10/01/40	600	326,670
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 4.00%, 10/01/47	5,335	5,787,728
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36	1,260	917,545
Series A, 4.00%, 12/01/46	5,740	4,064,838
Series A, 4.00%, 12/01/51	2,300	1,577,800

		12,993,337

State — 5.9%
Commonwealth Financing Authority, RB, 5.00%, 06/01/35	2,205	2,732,789
Commonwealth Financing Authority, Refunding RB, Series A, 5.00%, 06/01/32	2,040	2,702,000
Commonwealth of Pennsylvania, GO, Series 2020, 5.00%, 05/01/27	7,000	8,945,300
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 01/01/24	1,360	1,556,017
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	10,500	11,846,625
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	1,500	1,907,610
Sub-Series B, 5.25%, 12/01/48	3,215	3,922,589

		33,612,930

Tobacco — 0.2%
Commonwealth Financing Authority, RB, 5.00%, 06/01/33	1,000	1,251,360

Transportation — 16.3%
City of Philadelphia PA Airport Revenue Refunding RB
Series A, 5.00%, 07/01/24	735	849,535
Series A, 5.00%, 07/01/25	1,545	1,845,116
Series A, 5.00%, 07/01/26	1,160	1,425,628
Series A, 5.00%, 07/01/27	1,400	1,764,042
Series A, 5.00%, 07/01/28	1,750	2,251,305
Series C, AMT, 4.00%, 07/01/45	4,000	4,597,360
Series C, AMT, 4.00%, 07/01/50	4,000	4,567,160
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/37	1,800	2,134,728
Series B, AMT, 5.00%, 07/01/47	7,490	8,794,009
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,500	3,039,050
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 5.00%, 11/01/41	1,510	1,615,836
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/39	4,735	5,937,075
Series A-1, 5.00%, 12/01/41	100	117,854
Series B, 5.00%, 12/01/23	500	570,570
Series B, 5.00%, 12/01/24	500	592,190

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series B, 5.00%, 12/01/25	$425	$520,859
Series B, 5.00%, 12/01/26	500	630,870
Series B, 5.00%, 12/01/27	500	647,400
Series B, 5.00%, 12/01/28	990	1,307,879
Series B, 5.00%, 12/01/35	885	1,163,350
Series B, 5.00%, 12/01/50	8,515	10,761,683
Sub-Series B-1, 5.00%, 06/01/42	4,705	5,557,028
Series A, Subordinate, 4.00%, 12/01/49	1,395	1,565,804
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	2,225	1,397,901
Sub-Series A-3, 0.00%, 12/01/42	6,740	3,633,938
Pennsylvania Turnpike Commission, Refunding RB
Series A, (BHAC-CR AGM), 5.25%, 07/15/26	5,000	6,331,250
Series A-1, 5.25%, 12/01/45	4,730	5,502,173
Series B-2, (AGM), 5.00%, 06/01/33	1,215	1,507,475
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/21(d)	7,295	7,469,423
5.00%, 06/01/32	1,925	2,548,623
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,318,448

		92,965,562

Utilities — 6.7%
Allegheny County Sanitary Authority, RB
(BAM), 5.25%, 12/01/41	2,090	2,347,697
5.00%, 06/01/43	4,000	4,929,080
Allegheny County Sanitary Authority, Refunding RB, (AGM), 5.00%, 06/01/40	1,000	1,000,000
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	4,269,328
Series A, 5.00%, 11/01/45	3,210	4,126,648
Series A, 5.25%, 10/01/52	1,190	1,446,719
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(d)	980	1,092,798
Falls Township Authority, Refunding RB, 5.00%, 12/01/37	2,115	2,202,392
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	2,124,171
Philadelphia Gas Works Co, Refunding RB
5.00%, 08/01/30	700	835,072
5.00%, 08/01/31	900	1,071,945
5.00%, 08/01/32	1,200	1,426,932
5.00%, 08/01/33	600	711,294
5.00%, 08/01/34	1,050	1,239,420
Pittsburgh Water & Sewer Authority, RB
Series B, (AGM), 4.00%, 09/01/50(b)	1,600	1,890,288
Series A, 1st Lien, (AGM), 5.00%, 09/01/44	2,045	2,581,710
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,500	3,056,200
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,620,206

		37,971,900

Total Municipal Bonds in Pennsylvania		477,660,597

Puerto Rico — 3.9%

State — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,797	5,195,055
Series A-1, Restructured, 5.00%, 07/01/58	4,566	5,022,235

34	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$1,950	$2,077,218
Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,878,599
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/46	7,251	2,169,789
Series A-1, Restructured, 0.00%, 07/01/51	3,765	812,901
Series B-1, Restructured, 0.00%, 07/01/46	925	277,491

		18,433,288

Utilities — 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.13%, 07/01/37	270	280,125
Series A, Senior Lien, 5.25%, 07/01/42	3,125	3,246,250

		3,526,375

Total Municipal Bonds in Puerto Rico		21,959,663

Total Municipal Bonds — 87.9% (Cost: $473,646,031)		500,620,037

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Pennsylvania — 20.3%

Education — 4.1%
Northampton County General Purpose Authority, Refunding RB
4.00%, 11/01/38(f)	6,002	6,934,488
5.00%, 11/01/47	6,100	7,259,000
Philadelphia Authority for Industrial Development, RB, 4.00%, 12/01/48(f)	8,090	9,156,909

		23,350,397

Health — 10.9%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(f)	4,997	5,633,016
Geisinger Authority, RB, Series A-1, 5.13%, 06/01/41	12,570	12,822,657
General Authority of Southcentral Pennsylvania, Refunding RB
4.00%, 06/01/49	9,015	10,263,037
Series A, 5.00%, 06/01/24(d)	5,000	5,634,200
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/44(f)	7,550	8,301,376
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	2,000	2,177,640
Pennsylvania Higher Educational Facilities Authority, RB, Series A, 5.75%, 08/15/21(d)	9,280	9,642,106
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	6,096	7,386,628

		61,860,660

Housing — 0.9%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 114C, 3.70%, 10/01/42(f)	5,197	5,285,510

Security	Par (000)	Value

State — 2.2%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	$11,000	$12,808,950

Transportation — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	3,043,127
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, 5.00%, 06/01/35	2,900	3,585,821

		6,628,948

Utilities — 1.0%
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 08/15/42	5,007	5,814,242

Total Municipal Bonds in Pennsylvania		115,748,707

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.3% (Cost: $106,890,684)		115,748,707

Total Long-Term Investments — 108.2% (Cost: $580,536,715)		616,368,744

	Shares

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(g)(h)	14,728,943	14,730,416

Total Short-Term Securities — 2.6% (Cost: $14,730,552)		14,730,416

Total Investments — 110.8% (Cost: $595,267,267)		631,099,160

Liabilities in Excess of Other Assets — (0.2)%		(1,168,440)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.6)%		(60,130,114)

Net Assets — 100.0%		$569,800,606

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2021 to June 1, 2039, is $25,258,217. See Note 4 of the Notes to Financial Statements for details.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Pennsylvania Municipal Bond Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended November 30, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$23,554,839	$—	$(8,820,981	)(a)	$2,459	$(5,901)	$14,730,416	14,728,943	$1,649	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year US Treasury Notes	141	03/22/21	$19,482	$(11,212)
Long U.S. Treasury Bond	60	03/22/21	10,494	(10,089)

				$(21,301)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$21,301	$—	$21,301

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended November 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$825,544	$—	$825,544

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(21,301)	$—	$(21,301)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts Average notional value of contracts — short	$14,988,305

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

36	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$500,620,037	$—	$500,620,037
Municipal Bonds Transferred to Tender Option Bond Trusts	—	115,748,707	—	115,748,707
Short-Term Securities
Money Market Funds	14,730,416	—	—	14,730,416

	$14,730,416	$616,368,744	$—	$631,099,160

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(21,301)	$—	$—	$(21,301)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $60,093,902 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.0%
Conservation Fund A Nonprofit Corp.,, Series 2019, 3.47%, 12/15/29	$2,677	$2,908,827

Health Care Providers & Services — 0.6%
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	22,500	22,611,943
Series 2020, 2.88%, 09/01/50	8,395	8,536,210
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	10,039	10,127,707
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	232	298,224
Sutter Health
2.29%, 08/15/30	502	512,980
Series 2018, 3.70%, 08/15/28	192	213,062
Tower Health,, Series 2020, 4.45%, 02/01/50	3,128	2,616,743

		44,916,869

Thrifts & Mortgage Finance — 0.2%
Community Preservation Corp., 2.87%, 02/01/30	18,210	19,152,501

Total Corporate Bonds — 0.8% (Cost: $65,874,188)		66,978,197

Municipal Bonds

Alabama — 1.5%
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/31	11,140	15,462,988
Alabama Public School and College Authority, Refunding RB
Series A, 5.00%, 11/01/27	10,000	13,054,400
Series A, 5.00%, 11/01/28	4,000	5,345,760
Series A, 5.00%, 11/01/29	5,000	6,834,050
Series A, 5.00%, 11/01/32	5,000	6,903,350
Series A, 5.00%, 11/01/33	21,375	29,395,327
Series A, 5.00%, 11/01/35	11,300	15,436,139
County of Jefferson AL Sewer Revenue, Refunding RB, Series D, Sub-Lien, 6.50%, 10/01/53	15,110	17,745,940
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 7.00%, 10/01/51	3,000	3,569,580
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(a)	7,395	8,145,149

		121,892,683

Alaska — 0.1%
State of Alaska International Airports System, Refunding RB
Series B, 5.00%, 10/01/32	5,000	5,859,650
Series B, 5.00%, 10/01/34	5,000	5,812,000

		11,671,650

Arizona — 2.9%
Arizona Health Facilities Authority, RB, Series B, 0.96%, 01/01/37(b)	50,000	47,485,150
Arizona Health Facilities Authority, Refunding RB
5.00%, 12/01/39	5,000	5,706,850
Series A, 5.00%, 02/01/42	5,000	5,223,850
Arizona Industrial Development Authority, RB(a)
7.10%, 01/01/55	3,350	3,330,536
Series A, 5.00%, 07/01/39	1,335	1,376,505

Security	Par (000)	Value

Arizona (continued)
Arizona Industrial Development Authority, RB(a) (continued)
Series A, 5.00%, 07/01/49	$2,075	$2,113,118
Arizona Industrial Development Authority, RB, M/F Housing, Series 2019-2, Class A, 3.63%, 05/20/33	67,852	72,588,341
City of Phoenix Civic Improvement Corp., RB
5.00%, 07/01/44	10,000	12,289,400
5.00%, 07/01/49	5,000	6,128,150
Series B, AMT, 5.00%, 07/01/49	5,000	6,007,250
City of Phoenix Civic Improvement Corp., Refunding RB
1.46%, 07/01/28	1,500	1,491,495
Series B, 5.00%, 07/01/38	5,000	6,045,750
Series D, 5.00%, 07/01/37	10,000	12,083,500
Industrial Development Authority of the City of Phoenix, RB(a)
Series A, 6.50%, 07/01/34	965	1,067,242
Series A, 5.00%, 07/01/36	7,315	7,905,833
Series A, 5.00%, 07/01/41	5,000	5,359,600
Series A, 6.75%, 07/01/44	1,690	1,863,529
Industrial Development Authority of the City of Phoenix, Refunding RB(a)
5.00%, 07/01/35	4,000	4,316,064
5.00%, 07/01/45	1,495	1,576,702
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/36(a)	250	270,945
Series D, 5.00%, 01/01/46(b)	10,000	12,309,100
McAllister Academic Village LLC, Refunding RB
5.00%, 07/01/30	5,000	6,098,600
5.00%, 07/01/32	5,000	6,047,250
5.00%, 07/01/34	5,000	6,009,500

		234,694,260

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	37,355	39,368,808

California — 5.0%
California Health Facilities Financing Authority, RB
5.00%, 02/01/36	5,000	6,103,200
5.00%, 02/01/37	5,000	6,086,250
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/42	5,000	5,795,200
Series A, 5.00%, 08/15/47	10,000	11,494,800
California Housing Finance, RB, M/F Housing, Series A, 4.25%, 01/15/35	19	22,499
California Infrastructure & Economic Development Bank, RB, Series A, 5.00%, 11/01/30	10,000	13,538,800
California Infrastructure & Economic Development Bank, Refunding RB, 5.00%, 11/01/41	10,000	11,100,500
California Municipal Finance Authority, RB
5.38%, 07/01/34(a)	1,000	1,056,300
5.63%, 07/01/44(a)	2,760	2,905,424
6.00%, 07/01/44	1,960	2,135,753
Series A, 6.00%, 08/01/44(a)	330	348,939
Series A, 6.13%, 08/01/49(a)	285	301,308

38	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	$1,000	$1,071,160
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 07/01/47	10,000	11,428,500
California Pollution Control Financing Authority, RB(a)
AMT, 5.00%, 07/01/37	20,000	21,060,200
Series A, AMT, 5.00%, 11/21/45	50,000	52,272,500
California School Finance Authority, RB(a)
Series A, 6.50%, 11/01/34	1,015	1,111,323
Series A, 6.75%, 11/01/45	1,395	1,520,801
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	5,000	5,272,200
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(a)	1,250	1,284,012
City of Irvine California, ST, 5.00%, 09/01/49	1,500	1,672,785
City of Los Angeles Department of Airports, Refunding RB, Series B, 5.00%, 05/15/35	10,000	10,625,900
Golden State Tobacco Securitization Corp., Refunding RB
Series A, (AGM), 5.00%, 06/01/40	5,000	5,843,750
Series A-1, 5.00%, 06/01/25	5,000	5,893,700
Series A-1, 5.00%, 06/01/27	5,000	6,216,100
Series A-1, 5.00%, 06/01/28	5,000	6,184,000
Series A-1, 5.00%, 06/01/29	10,000	12,264,700
Series A-1, 5.00%, 06/01/30	6,955	8,676,502
Series A-1, 5.00%, 06/01/31	5,630	6,973,543
Series A-1, 5.25%, 06/01/47	9,085	9,402,612
Series A-2, 5.00%, 06/01/47	16,130	16,638,095
Modesto Irrigation District, RB, (NPFGC), 0.78%, 09/01/37(b)	10,000	9,059,890
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/23	5,000	5,480,000
Northern California Gas Authority No. 1, RB, Series B, 0.87%, 07/01/27(b)	4,580	4,524,687
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B, (NPFGC), 0.68%, 12/01/35(b)	100,000	94,918,600
Sacramento County Water Financing Authority, RB, Series B, (NPFGC), 0.70%, 06/01/34(b)	10,000	8,940,970
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	10,000	11,111,700
San Francisco City & County Redevelopment Agency Successor Agency, TA, Sub-Series D, 3.00%, 08/01/21(a)	980	989,467
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(a)(c)
Series D, 0.00%, 08/01/26	1,170	904,773
Series D, 0.00%, 08/01/43	20,000	6,175,800
State of California Department of Water Resources, Refunding RB, Series BC, 1.41%, 12/01/29	4,600	4,572,584
State of California Refunding GO, 5.00%, 11/01/27	5,000	6,516,850

		399,496,677

Colorado — 1.5%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(a)	4,125	4,201,395
City & County of Denver Co. GO, Series B, 5.00%, 08/01/30(d)	5,000	6,993,800

Security	Par (000)	Value

Colorado (continued)
City of Loveland Colorado Electric & Communications Enterprise Revenue, RB, Series A, (AGM), 5.00%, 12/01/44	$5,000	$6,308,600
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/22	55	57,091
5.00%, 07/01/46(a)	2,000	2,076,080
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/26	5,000	6,012,700
Series A, 5.00%, 08/01/27	10,000	12,310,800
Series A, 5.00%, 08/01/30	10,000	12,794,000
Series A, 5.00%, 08/01/31	5,000	6,388,700
Series A, 5.00%, 08/01/32	5,000	6,385,950
Series A, 5.00%, 08/01/35	5,000	6,363,400
Series A, 5.00%, 08/01/36	10,000	12,702,100
Series A, 5.00%, 08/01/38	5,000	6,325,600
Series A, 5.00%, 08/01/39	5,000	6,310,300
Colorado Housing and Finance Authority, RB, M/F Housing
Series B1, Class I, 3.00%, 10/01/39	1,000	1,054,090
Series B1, Class I, 3.50%, 10/01/59	1,160	1,228,881
Colorado Housing and Finance Authority, RB, S/F Housing
Series B, 3.75%, 05/01/50	4,880	5,416,654
Series C, Class I, (GNMA ), 3.60%, 11/01/38	2,120	2,302,914
DIATC Metropolitan District, GO(a)
5.00%, 12/01/39	1,245	1,290,131
5.00%, 12/01/49	2,000	2,030,460
Fitzsimons Village Metropolitan District No. 1, Refunding GO, Senior Lien, 5.00%, 12/01/49	1,045	1,041,572
Flying Horse Metropolitan District No. 3, Refunding GO, 6.00%, 12/01/49(a)	2,965	3,018,340
Plaza Metropolitan District No.1, Refunding TA, 4.00%, 12/01/23(a)	1,000	1,014,850
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	6,330,150
STC Metropolitan District No.2, Refunding GO, Series A, 4.00%, 12/01/29	1,000	998,320
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	3,010	2,800,895

		123,757,773

Connecticut — 1.4%
Connecticut Housing Finance Authority, Refunding RB
Series A-1, 2.88%, 11/15/30	5,700	6,013,956
Sub-Series F-1, 3.90%, 11/15/44	1,500	1,593,885
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Sub-Series A-1, 2.45%, 05/15/38	2,200	2,263,492
Sub-Series A-1, 3.50%, 11/15/45	7,570	8,511,329
Sub-Series C-1, 3.63%, 11/15/38	9,680	10,668,231
Connecticut State Health & Educational Facilities Authority, RB
Series A-1, 5.00%, 10/01/54(a)	2,370	2,383,011
Series T-2, 5.00%, 07/01/29	10,000	13,658,000
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series B-1, 5.00%, 07/01/29	10,100	13,794,580
Mashantucket Western Pequot Tribe, (6.35% Cash or 1.00% PIK), 7.35%, 07/01/26(e)	123,303	20,344,935

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	$10,630	$10,545,066
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	5,530	5,609,414
Mohegan Tribe of Indians of Connecticut, Refunding RB(a)
Series C, 5.75%, 02/01/24	3,320	3,361,135
Series C, 5.75%, 02/01/25	3,755	3,809,222
Series C, 6.25%, 02/01/30	4,930	5,067,301
State of Connecticut Bradley International Airport CFC Revenue, RB, AMT, 5.00%, 07/01/49	5,000	5,863,150

		113,486,707

Delaware — 0.2%
State of Delaware, GO, Series A, 5.00%, 01/01/28	10,000	13,162,900

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series C, Sub-Lien, 5.00%, 10/01/39	10,000	11,572,800
Metropolitan Washington Airports Authority, Refunding RB
AMT, 5.00%, 10/01/24	5,000	5,822,400
AMT, 5.00%, 10/01/27	5,000	6,327,950
Series A, AMT, 5.00%, 10/01/24	5,000	5,822,400
Series A, AMT, 5.00%, 10/01/30	5,000	5,775,950
Washington Metropolitan Area Transit Authority, RB, Series A, 5.00%, 07/15/36	10,000	13,282,000

		48,603,500

Florida — 1.7%
Alta Lakes Community Development District, SAB
3.50%, 05/01/24	375	382,380
3.75%, 05/01/29	555	585,364
4.40%, 05/01/39	1,030	1,094,622
4.63%, 05/01/49	1,775	1,891,138
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	400	428,744
5.00%, 11/01/31	500	538,645
5.25%, 11/01/46	3,480	3,696,282
Canaveral Port Authority, RB
Series B, 5.00%, 06/01/48	10,000	11,496,200
Series A, AMT, 5.00%, 06/01/45	5,000	5,685,000
Capital Trust Agency, Inc., RB
5.00%, 12/15/55(a)	2,845	2,982,214
Series A, 8.00%, 01/01/34(e)(f)	550	305,039
Series A, 5.00%, 12/15/39	1,775	1,963,363
Series A, 8.25%, 01/01/44(e)(f)	940	521,340
Series A, 8.25%, 01/01/49(e)(f)	3,010	1,669,397
Series A, 5.00%, 06/15/49(a)	5,000	5,341,250
Series A, 5.00%, 12/15/49	3,380	3,686,194
Series A, 5.75%, 01/01/50(e)(f)	395	395,000
Series A, 5.00%, 12/15/54	1,955	2,128,643
Series A-2, 5.00%, 01/01/26(a)	3,000	3,010,470
Series B, 7.00%, 01/01/35(b)	1,390	1,390,000
Celebration Pointe Community Development District, SAB
4.75%, 05/01/24	190	197,463
5.00%, 05/01/34	710	746,004
5.13%, 05/01/45	985	1,025,405

Security	Par (000)	Value

Florida (continued)
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(a)	$3,500	$3,852,765
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(a)(e)(f)	1,000	770,758
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.06%, 10/01/31	11,120	12,278,371
County of Palm Beach Florida, RB(a)
5.25%, 04/01/23	740	738,320
5.00%, 04/01/39	2,700	2,763,045
5.00%, 04/01/51	2,305	2,317,608
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,295	2,399,698
Florida Development Finance Corp., RB
7.00%, 12/01/48(a)	5,500	5,131,225
Series A, 5.75%, 06/15/29	365	399,274
Series A, 6.00%, 06/15/34	440	481,386
Series A, 6.13%, 06/15/44	1,685	1,833,246
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	1,020	1,083,536
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,175	2,286,730
Series A-1, 4.10%, 05/01/48	1,400	1,471,442
Lakewood Ranch Stewardship District, SAB
4.00%, 05/01/21	205	205,945
4.25%, 05/01/25	355	369,690
4.25%, 05/01/26	1,065	1,105,534
4.88%, 05/01/35	1,105	1,176,096
4.40%, 05/01/39	950	1,012,938
4.88%, 05/01/45	2,275	2,387,408
5.13%, 05/01/46	5,940	6,218,527
4.50%, 05/01/49	1,880	1,986,653
Midtown Miami Community Development District, Refunding SAB, Series B, 5.00%, 05/01/37	1,870	1,930,345
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.50%, 06/01/49	1,000	1,079,360
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	2,030	2,326,745
Portico Community Development District, Refunding SAB
Series 1, 3.20%, 05/01/31	1,000	1,042,300
Series 1, 3.50%, 05/01/37	1,250	1,258,238
State Board of Administration Finance Corp., RB, Series A, 1.26%, 07/01/25	10,000	10,183,000
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	90,783
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,030	2,268,363
Talavera Community Development District, SAB
4.35%, 05/01/40	495	515,760
4.50%, 05/01/50	770	797,966
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(g)	490	328,878
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(g)	190	177,829
Tolomato Community Development District, SAB(e)(f)
Series 2015-1, 6.61%, 05/01/40(g)	800	689,312
Series 2015-3, 6.61%, 05/01/40	535	5
Series 3, 6.38%, 05/01/17	425	4

40	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Trout Creek Community Development District, SAB
5.50%, 05/01/35	$2,325	$2,510,372
5.63%, 05/01/45	3,655	3,907,195
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,881,600
Village Community Development District No.10, SAB, 4.50%, 05/01/23	1,165	1,204,237

		135,622,644

Georgia — 1.9%
Brookhaven Development Authority, RB, Series A, 5.00%, 07/01/26	1,250	1,549,700
City of Atlanta Georgia Airport Passenger Facility Charge, RB, Series C, 5.00%, 07/01/37	25,000	31,897,750
City of Atlanta Georgia Department of Aviation, RB, Series B, AMT, 5.00%, 07/01/44	10,000	12,330,900
Development Authority for Fulton County, Refunding RB, Series C, 5.00%, 07/01/26	1,285	1,593,092
Georgia Housing & Finance Authority, RB, S/F Housing
Series B, 4.15%, 12/01/43	5,610	5,610,449
Series B1, 3.65%, 06/01/44	9,445	9,895,149
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/23	1,750	1,925,927
Series A, 5.00%, 05/15/24	1,500	1,709,730
Series A, 5.00%, 05/15/25	2,500	2,952,200
Series A, 5.00%, 05/15/26	3,000	3,665,250
Series A, 5.00%, 05/15/27	2,000	2,510,200
State of Georgia, GO
Class A, 5.00%, 08/01/32	10,945	15,163,969
Series A, 5.00%, 08/01/26	9,315	11,763,168
Series A, 5.00%, 08/01/27	8,000	10,410,320
Series A, 5.00%, 08/01/28	10,000	13,358,000
Series A, 5.00%, 08/01/29	10,000	13,673,200
Series A, 5.00%, 08/01/30	10,000	13,990,100

		153,999,104

Hawaii — 0.1%
Kauai County Community Facilities District, ST
5.00%, 05/15/44	625	691,675
5.00%, 05/15/49	2,750	3,022,498
State of Hawaii, GO, Series FZ, 1.70%, 08/01/32	7,270	7,182,178

		10,896,351

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(a)	5,150	5,370,214

Illinois — 3.2%
Chicago Board of Education, GO
6.32%, 11/01/29	14,270	15,196,266
Series A, 5.00%, 12/01/42	50,165	50,811,627
Series C, 5.25%, 12/01/39	7,050	7,395,027
Series D, 5.00%, 12/01/46	38,080	39,435,028
Series H, 5.00%, 12/01/46	5,000	5,275,200
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	19,810	20,641,029
6.14%, 12/01/39	8,460	8,481,911
6.52%, 12/01/40	7,045	7,139,473
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	11,230	11,244,037
Series C, 5.00%, 12/01/23	4,145	4,359,297
Series C, 5.00%, 12/01/24	4,280	4,563,850
Series C, 5.00%, 12/01/25	1,440	1,555,042

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, Refunding GO (continued)
Series C, 5.00%, 12/01/27	$4,585	$5,033,688
Series C, 5.00%, 12/01/34	5,590	5,959,946
Series F, 5.00%, 12/01/23	7,220	7,593,274
Chicago O’Hare International Airport, Refunding RB, Series D, 1.17%, 01/01/24	2,340	2,343,674
City of Chicago Illinois, GO, Series B, 7.38%, 01/01/33	4,395	4,998,873
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	6,020	6,754,019
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/26	5,000	6,125,150
Illinois Housing Development Authority, RB, S/F Housing
Series A, (GNMA/FNMA/FHLMC), 3.13%, 02/01/47	22,341	24,112,726
Series D, (GNMA/FNMA/FHLMC), 2.25%, 04/01/30	1,365	1,437,714
Series D, (GNMA/FNMA/FHLMC), 2.35%, 04/01/31	1,255	1,320,097
Series D, (GNMA/FNMA/FHLMC), 2.70%, 10/01/34	8,920	9,419,698
Illinois Housing Development Authority, Refunding RB, Sub-Series A-1, 3.70%, 07/01/34	1,425	1,521,330

		252,717,976

Indiana — 0.4%
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	370	389,214
Indiana Finance Authority, RB, Series A, AMT, 5.25%, 01/01/51	5,000	5,371,000
Indiana Finance Authority, Refunding RB
Series B, 3.53%, 09/15/34	4,520	4,358,636
Series B, 3.75%, 09/15/37	7,715	7,432,708
Series B, 3.83%, 09/15/41	2,780	2,610,337
Indianapolis Local Public Improvement Bond Bank, RB, Series E, (AMBAC), 0.00%, 02/01/24(c)	10,000	9,768,600

		29,930,495

Iowa — 0.2%
Iowa Finance Authority, RB, S/F Housing, Series D, (GNMA/FNMA/FHLMC ), 3.15%, 07/01/36	1,000	1,055,320
Iowa Tobacco Settlement Authority, Refunding RB
Series C, 5.50%, 06/01/42	2,000	2,001,920
Series C, 5.63%, 06/01/46	10,150	10,159,845

		13,217,085

Kentucky — 0.1%
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	6,072,700
Westvaco Corp., RB, 7.67%, 01/15/27(a)	3,100	4,033,627

		10,106,327

Louisiana — 0.4%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(a)	5,770	4,998,436
Louisiana Public Facilities Authority, RB, Series A, 5.00%, 04/01/57(a)	4,965	5,043,000
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	10,000	11,259,100
Parish of St. John the Baptist Louisiana, Refunding RB(b)
2.00%, 06/01/37	3,750	3,781,650

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Parish of St. John the Baptist Louisiana, Refunding RB(b) (continued)
2.10%, 06/01/37	$2,180	$2,211,675
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-2, 1.60%, 05/01/29	6,350	6,312,662

		33,606,523

Maine — 0.3%
Maine State Housing Authority, RB, S/F Housing
Series A, 3.00%, 11/15/44	2,500	2,605,975
Series C, 2.75%, 11/15/34	6,165	6,476,148
Series H, 3.55%, 11/15/37	2,000	2,171,280
Maine State Housing Authority, Refunding RB
Series A-3, 3.63%, 11/15/39	4,445	4,712,633
Series A-3, 3.75%, 11/15/44	5,000	5,336,650

		21,302,686

Maryland — 2.6%
Anne Arundel County Consolidated, Special Taxing District, ST
5.13%, 07/01/36	600	616,872
5.25%, 07/01/44	1,220	1,244,388
County of Howard Maryland, TA, 6.10%, 02/15/44	1,170	1,143,967
County of Montgomery Maryland Refunding GO, Series B, 4.00%, 11/01/29	13,380	17,181,793
Maryland Community Development Administration, RB, M/F Housing, Series D, 2.75%, 07/01/34	1,005	1,069,642
Maryland Community Development Administration, Refunding RB, S/F Housing
Series A, 2.30%, 09/01/35	4,445	4,543,234
Series A, 2.50%, 09/01/40	10,450	10,689,514
Series A, 2.60%, 03/01/42	3,490	3,585,068
Series A, 3.75%, 03/01/50	19,715	22,047,876
Maryland Economic Development Corp., RB
Series D, AMT, 5.00%, 03/31/41	10,000	9,779,800
Series D, AMT, 5.00%, 03/31/46	10,000	9,754,700
Series D, AMT, 5.00%, 03/31/51	10,000	9,716,500
Maryland Economic Development Corp., Refunding RB, 1.70%, 09/01/22	25,000	25,211,750
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(a)	10,405	11,818,831
State of Maryland Department of Transportation, RB, 5.00%, 09/01/28	6,345	8,207,638
State of Maryland, GO
Class A, 5.00%, 03/15/33	6,175	8,419,798
Series A, 5.00%, 08/01/28	5,000	6,674,550
Series A, 5.00%, 08/01/29	10,000	13,669,800
Series A, 5.00%, 08/01/30	10,000	13,980,100
Series A, 5.00%, 08/01/32	10,070	13,926,206
State of Maryland, Refunding GO, Series B, 5.00%, 08/01/28	10,000	13,349,500

		206,631,527

Massachusetts — 3.1%
Commonwealth of Massachusetts, Refunding GO, Series A, (AMBAC), 5.50%, 08/01/30	25,000	35,517,250
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,924,050
5.00%, 10/01/43	5,000	4,880,900
Series D, 5.00%, 07/01/44	10,000	11,107,000
Series J2, 5.00%, 07/01/43	10,000	11,924,800
Series J2, 5.00%, 07/01/48	25,000	29,454,250

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued)
Series J2, 5.00%, 07/01/53	$10,000	$11,744,400
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/25	2,000	2,408,620
4.00%, 10/01/32(a)	2,560	2,587,571
4.13%, 10/01/42(a)	8,225	8,169,481
5.00%, 07/01/44	10,000	11,676,500
Class K, 5.00%, 07/01/38	5,000	5,856,800
Series H-1, 5.00%, 07/01/23	5,000	5,598,200
Series H-1, 5.00%, 07/01/24	5,000	5,816,150
Series H-1, 5.00%, 07/01/25	5,000	6,021,550
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 01/01/24	5,000	5,576,300
Series A, AMT, 5.00%, 01/01/22	10,000	10,414,000
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.40%, 12/01/49	3,115	3,331,648
Series C-1, 2.65%, 12/01/34	2,950	3,099,034
Series C-1, 3.10%, 12/01/44	2,500	2,633,500
Series C-1, 3.15%, 12/01/49	2,890	3,041,465
Series C-1, 3.25%, 12/01/54	7,790	8,198,897
Series C-1, 3.35%, 06/01/62	5,010	5,300,279
Massachusetts Housing Finance Agency, Refunding RB, Series 172, 3.65%, 12/01/35	3,450	3,683,565
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing
Series B-1, (FHA), 2.75%, 12/01/34	2,235	2,359,825
Series B-1, (FHA ), 3.30%, 12/01/56	5,960	6,284,880
Massachusetts Port Authority, RB, Series B, 5.00%, 07/01/44	10,000	12,615,500
Massachusetts School Building Authority, Refunding RB, Series B, 1.28%, 08/15/27	18,400	18,418,768
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 07/01/41	5,000	5,117,050

		247,762,233

Michigan — 2.1%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series D, (AGM), 0.75%, 07/01/32(b)	125,130	120,354,789
Michigan Finance Authority, RB
5.00%, 11/01/44	5,000	5,736,450
Series A, 5.00%, 11/15/48	5,000	6,195,650
Michigan Finance Authority, Refunding RB
5.00%, 11/15/37	5,000	5,963,800
Series B, 5.00%, 07/01/44	5,000	5,302,400
Michigan State Housing Development Authority, RB, M/F Housing, Series A-1, 3.00%, 10/01/39	3,500	3,717,105
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 3.10%, 12/01/44	6,540	6,846,006
Michigan State University, RB, Series B, (AMBAC), 0.78%, 02/15/37(b)	5,000	5,078,945
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	5,000	5,604,800

		164,799,945

Minnesota — 1.6%
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 07/01/50	2,500	2,738,150

42	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
City of Minneapolis Minnesota, RB, Series A, 5.00%, 07/01/47	$3,000	$3,110,970
City of Minneapolis Minnesota, RB, M/F Housing, (FNMA ), 2.35%, 02/01/38	7,000	7,444,850
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB
Series A, 5.75%, 09/01/46	1,805	2,046,960
Series A, 6.00%, 09/01/51	2,710	3,098,831
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, Series A, 5.00%, 01/01/28	5,000	6,207,500
Minnesota Housing Finance Agency, RB, S/F Housing
Series B, (GNMA/FNMA/FHLMC), 2.40%, 01/01/35	1,785	1,875,910
Series B, (GNMA/FNMA/FHLMC), 2.63%, 01/01/40	7,145	7,416,081
Series B, (GNMA/FNMA/FHLMC), 2.80%, 01/01/44	1,790	1,851,361
Series B, (GNMA/FNMA/FHLMC), 3.50%, 07/01/50	9,855	10,914,708
Series E, (GNMA/FNMA/FHLMC), 1.85%, 01/01/29	960	1,001,866
Series E, (GNMA/FNMA/FHLMC), 1.90%, 07/01/29	960	1,005,110
Series E, (GNMA/FNMA/FHLMC), 1.95%, 01/01/30	1,875	1,969,744
Series E, (GNMA/FNMA/FHLMC), 2.05%, 01/01/31	1,910	1,998,777
Series E, (GNMA/FNMA/FHLMC), 2.50%, 07/01/40	4,810	4,966,037
Series E, (GNMA/FNMA/FHLMC), 2.85%, 06/01/47	9,767	9,972,372
Series E, (GNMA/FNMA/FHLMC), 3.50%, 07/01/50	4,980	5,553,497
Series G, (GNMA/FNMA/FHLMC), 2.65%, 10/01/47	26,706	27,270,043
Series I, (GNMA/FNMA/FHLMC), 2.80%, 12/01/47	9,619	9,800,017
Minnesota Housing Finance Agency, Refunding RB, S/F Housing, Series B, (GNMA/FNMA/FHLMC ), 3.10%, 07/01/35	1,310	1,413,542
State of Minnesota GO, Series A, 5.00%, 08/01/32	13,205	18,259,610

		129,915,936

Mississippi — 0.2%
Mississippi Hospital Equipment & Facilities Authority, RB, 5.00%, 09/01/46	5,000	5,717,150
State of Mississippi, Refunding GO, Series A, 1.28%, 11/01/28	6,620	6,717,910

		12,435,060

Missouri — 1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Series B, 1.97%, 10/01/29	5,200	5,181,748
City of St Louis Missouri Airport Revenue, RB
Series C, (AGM), 5.00%, 07/01/42	5,000	5,921,400

Security	Par (000)	Value

Missouri (continued)
City of St Louis Missouri Airport Revenue, RB (continued)
Series C, (AGM), 5.00%, 07/01/47	$5,000	$5,852,650
City of St Louis Missouri Airport Revenue, Refunding RB, Series A, (AGM), 5.00%, 07/01/24	5,000	5,769,050
Curators of the University of Missouri, Refunding RB, Series B, 5.00%, 11/01/30	5,000	6,954,450
Kansas City Industrial Development Authority, RB
AMT, (AGM), 4.00%, 03/01/50	10,000	11,159,400
Series A, AMT, 5.00%, 03/01/34	5,105	6,270,420
Series A, AMT, 5.00%, 03/01/35	5,360	6,557,210
Series A, AMT, 5.00%, 03/01/36	5,000	6,088,850
Series A, AMT, 5.00%, 03/01/37	5,910	7,173,853
Series A, AMT, 5.00%, 03/01/39	5,000	6,043,650
Series B, AMT, 5.00%, 03/01/39	5,000	6,035,200
Kansas City Industrial Development Authority, Refunding RB(a)(e)(f)
5.75%, 11/15/36	8,055	2,778,975
6.00%, 11/15/46	5,125	1,768,125
6.00%, 11/15/51	2,060	710,700
Missouri Housing Development Commission, RB, S/F Housing
Series A, (GNMA/FNMA/FHLMC), 2.55%, 11/01/40	1,745	1,844,413
Series A, (GNMA/FNMA/FHLMC), 2.70%, 11/01/45	2,490	2,597,693
Series A, (GNMA/FNMA/FHLMC), 2.85%, 05/01/50	995	1,072,958
Series A, (GNMA/FNMA/FHLMC), 3.50%, 11/01/50	9,730	10,791,543
Missouri State Board of Public Buildings, Refunding RB, Series B, 4.00%, 10/01/28	10,000	12,599,400
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB, Series C, 2.75%, 09/01/33	25,000	27,325,250
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	2,570	2,345,690

		142,842,628

Nevada — 2.0%
City of Las Vegas Nevada Special Improvement District No. 607, Refunding SAB
5.00%, 06/01/23	285	301,969
5.00%, 06/01/24	155	167,553
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	5,175	7,625,000
Clark County NV Refunding RB
Series C, 5.00%, 07/01/26	5,435	6,775,597
Series C, 5.00%, 07/01/27	10,930	14,012,807
Series C, 5.00%, 07/01/29	21,240	28,474,556
Series C, 5.00%, 07/01/30	23,035	31,503,127
Clark County School District, GO
Series B, (BAM), 5.00%, 06/15/25	7,910	9,438,687
Series B, (BAM), 5.00%, 06/15/26	5,805	7,133,707
Series B, (BAM), 5.00%, 06/15/27	6,210	7,830,872
Series B, (BAM), 5.00%, 06/15/28	7,975	10,278,180
Series B, (BAM), 5.00%, 06/15/29	9,615	12,620,649
Series B, (BAM), 5.00%, 06/15/30	10,005	13,371,683

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Clark County School District, GO (continued)
Series B, (BAM), 5.00%, 06/15/31	$5,335	$7,085,840
Clark County School District, Refunding GO, Series B, 5.00%, 06/15/24	5,000	5,761,200
State of Nevada Department of Business & Industry, RB(a)
Series A, 4.50%, 12/15/29	305	320,634
Series A, 5.00%, 12/15/38	965	1,003,146

		163,705,207

New Hampshire — 0.6%
National Finance Authority, Series 2020-1, Class A, 4.13%, 01/20/34	29,704	33,004,881
New Hampshire Business Finance Authority, Refunding RB(a)
Series B, 4.63%, 11/01/42	7,900	8,110,535
Series C, AMT, 4.88%, 11/01/42	2,995	3,094,704
New Hampshire Housing Finance Authority, RB, M/F Housing, (FHA ), 3.55%, 07/01/37	1,385	1,520,051

		45,730,171

New Jersey — 4.4%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,150	1,201,106
New Jersey Economic Development Authority, RB
5.00%, 06/15/29	5,000	6,097,950
5.00%, 06/15/30	5,000	6,129,050
5.00%, 06/15/31	5,500	6,715,500
Series A, (NPFGC), 5.25%, 07/01/25	5,000	5,837,450
Series B, 5.50%, 11/01/26(a)	265	260,744
AMT, 5.13%, 09/15/23	3,600	3,761,964
AMT, 5.38%, 01/01/43	8,325	9,129,528
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/23	5,000	5,535,700
Series B, 5.00%, 11/01/24	10,000	11,305,700
Series B, 5.00%, 11/01/25	5,000	5,757,100
Series MMM, 5.00%, 06/15/33	5,000	6,056,500
Series A, AMT, 2.20%, 10/01/39(b)	50,000	53,903,000
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 07/01/31	6,430	8,220,112
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 10/01/23	5,000	5,415,450
Series A, 4.00%, 07/01/35	5,000	5,628,150
Series A, 5.00%, 07/01/39	5,000	6,053,600
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/22	5,000	5,362,900
Series 1A, AMT, 5.00%, 12/01/23	5,000	5,537,850
Series 1A, AMT, 5.00%, 12/01/24	6,000	6,840,720
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/23	5,000	5,482,050
5.00%, 06/15/27	5,000	5,876,150
Series A, 5.00%, 06/15/28	5,000	5,853,600
Series AA, 5.00%, 06/15/24	10,000	10,919,400
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/34	10,000	11,856,200

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series A, 5.00%, 12/15/36	$10,000	$11,765,300
Port Authority of New York & New Jersey, Refunding RB, 5.00%, 09/01/34	5,125	6,625,651
Rahway Valley Sewerage Authority, RB, CAB, Series A, (NPFGC), 0.00%, 09/01/34(c)	5,420	4,262,830
Rutgers The State University of New Jersey, Refunding RB, Series S, 2.68%, 05/01/46	4,485	4,218,008
State of New Jersey, GO
Series A, 4.00%, 06/01/23	5,000	5,428,700
Series A, 5.00%, 06/01/24	5,000	5,749,450
Series A, 5.00%, 06/01/25	5,000	5,942,300
Series A, 5.00%, 06/01/26	5,000	6,070,800
Series A, 5.00%, 06/01/27	26,460	32,759,332
Series A, 5.00%, 06/01/28	22,345	28,088,112
Series A, 5.00%, 06/01/29	20,565	26,254,719
Series A, 4.00%, 06/01/30	4,070	4,923,235
Series A, 4.00%, 06/01/31	5,000	6,093,500

		352,919,411

New Mexico — 1.1%
New Mexico Mortgage Finance Authority, RB, S/F Housing
Series A, (GNMA FNMA FHLMC), 2.70%, 07/01/40	2,740	2,899,687
Series A, (GNMA FNMA FHLMC), 2.88%, 07/01/45	2,195	2,313,837
Series A, (GNMA FNMA FHLMC), 3.50%, 01/01/51	4,915	5,452,111
Series B-1, (GNMA/FNMA/FHLMC), 3.70%, 09/01/42	3,680	3,993,610
State of New Mexico Severance Tax Permanent Fund, RB
Series A, 5.00%, 07/01/26	10,080	12,639,413
Series A, 5.00%, 07/01/27	10,600	13,678,134
Series A, 5.00%, 07/01/28	11,140	14,736,215
Series A, 5.00%, 07/01/29	11,715	15,840,789
Series A, 5.00%, 07/01/30	12,315	17,020,315

		88,574,111

New York — 11.0%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	5,000	5,106,300
City of New York Water & Sewer System, RB, 3rd Series, 5.40%, 01/01/21(b)(e)(f)	1,907	1,425,087
Dutchess County Local Development Corp., RB, Series B, 5.00%, 07/01/46	20,000	22,555,000
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	18,765	18,766,689
Long Island Power Authority, Refunding RB, Series C, 0.76%, 03/01/23	2,850	2,856,811
Metropolitan Transportation Authority, Refunding RB
Series C, (AGM), 5.00%, 11/15/40	10,000	12,417,800
Series C, 5.00%, 11/15/40	10,000	11,431,000
Series C, (AGM), 5.00%, 11/15/41	10,000	12,385,000
Series C, 5.00%, 11/15/42	10,000	11,420,300
Series C, (BAM), 5.00%, 11/15/43	10,000	12,316,200
Sub-Series C-1, 5.00%, 11/15/24	10,000	10,903,500
Sub-Series C-1, 5.00%, 11/15/34	5,000	5,651,300

44	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Nassau County Tobacco Settlement Corp., Refunding RB, Series A-1, 6.83%, 06/01/21	$2,326	$2,331,105
New York City Housing Development Corp., RB, M/F Housing
4.38%, 11/01/33	820	924,747
Series A, 2.70%, 08/01/45	5,000	5,085,750
Series A, 2.80%, 02/01/50	50,000	50,881,000
Series C-1-A, 3.50%, 11/01/33	5,000	5,463,800
Series C-1-A, 3.45%, 05/01/50	5,800	6,009,380
Series C-1-B, 3.85%, 11/01/43	5,000	5,372,400
Series G-1, 4.00%, 05/01/48	5,000	5,226,950
Series J, 2.85%, 11/01/39	8,000	8,351,120
Series J, 3.00%, 11/01/44	8,135	8,481,714
Series J, 3.05%, 11/01/49	10,000	10,347,100
Series J, 3.15%, 11/01/54	15,000	15,426,750
Series J, 3.25%, 11/01/59	25,000	25,842,250
Series J, 3.35%, 11/01/65	5,000	5,169,900
New York City Housing Development Corp., Refunding RB
1.88%, 05/01/28	1,000	1,037,830
2.25%, 11/01/31	1,500	1,563,525
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.10%, 11/01/34	3,000	3,218,880
Series B-1-A, 3.40%, 11/01/39	3,000	3,228,000
Series B-1-A, 3.55%, 11/01/44	5,000	5,326,450
Series B-1-A, 3.65%, 11/01/49	5,000	5,306,150
Series B-1-A, 3.75%, 11/01/54	5,000	5,309,550
Series B-1-A, 3.85%, 05/01/58	5,000	5,327,650
New York City Industrial Development Agency Refunding RB, (AGM), 5.00%, 03/01/28	850	1,083,733
New York City Industrial Development Agency, Refunding RB, 4.00%, 03/01/45	1,250	1,426,713
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.00%, 05/01/37	8,010	10,608,204
Series B-3, 3.90%, 08/01/31	10,000	11,278,500
Series C-3, 3.50%, 11/01/32	22,000	24,088,680
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(a)	13,900	13,970,195
Series A, 5.00%, 06/01/45	6,930	6,930,208
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	3,630	3,775,273
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/44	5,000	5,194,100
Series 1, Class 1, 5.00%, 11/15/44(a)	49,285	51,239,643
Series 2, Class 2, 5.15%, 11/15/34(a)	240	260,078
Series 2, Class 2, 5.38%, 11/15/40(a)	570	609,296
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/26	100	118,913
5.00%, 07/01/27	300	363,843
5.00%, 07/01/30	250	310,360
5.00%, 07/01/32	360	442,609
5.00%, 07/01/34	515	630,262
5.00%, 07/01/35	600	732,996
5.00%, 07/01/36	975	1,188,691
4.00%, 07/01/37	1,860	2,096,053
4.00%, 07/01/38	1,650	1,855,029
5.00%, 07/01/41	3,400	4,090,472
Series A, 5.00%, 03/15/39	10,000	12,608,500
Series A, 5.00%, 03/15/40	10,000	12,580,400

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series B, 5.75%, 01/01/29	$990	$1,100,029
New York State Housing Finance Agency, RB, Series F, (SONYMA), 3.90%, 11/01/48	6,905	7,530,455
New York State Housing Finance Agency, RB, M/F Housing
Series B, (SONYMA GNMA/FNMA/FHLMC), 3.45%, 11/01/41	1,200	1,261,884
Series C, (SONYMA GNMA/FNMA/FHLMC), 3.38%, 11/01/49	5,000	5,193,350
Series E, (SONYMA GNMA/FNMA/FHLMC COLL), 3.35%, 11/01/45	1,110	1,159,306
Series E, (SONYMA GNMA/FNMA/FHLMC COLL), 3.45%, 05/01/49	2,850	2,972,835
Series H, (SONYMA/FNMA), 2.25%, 11/01/29	275	294,140
Series H, (SONYMA/FNMA), 2.35%, 11/01/30	250	266,908
Series H, (SONYMA/FNMA), 2.40%, 11/01/31	250	265,845
Series H, (SONYMA/FNMA), 3.15%, 11/01/44	1,000	1,049,960
Series H, (SONYMA/FNMA), 3.25%, 11/01/52	3,430	3,594,400
Series I, (SONYMA/FNMA), 1.75%, 05/01/24	3,000	3,039,480
Series I, (SONYMA/FNMA), 2.40%, 05/01/31	280	298,838
Series I, (SONYMA/FNMA), 2.75%, 11/01/34	1,250	1,337,700
Series I, (SONYMA/FNMA), 3.15%, 11/01/44	3,275	3,438,619
Series I, (SONYMA/FNMA), 3.25%, 11/01/52	5,895	6,161,159
Series K, (SONYMA GNMA/FNMA/FHLMC), 3.00%, 11/01/32	1,500	1,608,090
Series M, (SONYMA GNMA/FNMA/FHLMC), 3.15%, 11/01/32	1,000	1,082,400
Series M, (SONYMA GNMA/FNMA/FHLMC), 3.50%, 11/01/37	415	448,731
New York State Urban Development Corp. RB
5.00%, 03/15/44	13,575	17,455,006
Series A, 5.00%, 03/15/41	6,500	8,436,350
New York State Urban Development Corp., RB
2.13%, 03/15/32	1,000	990,980
2.23%, 03/15/33	1,500	1,490,910
New York State Urban Development Corp., Refunding RB, Series B, 2.84%, 03/15/32	20,000	20,997,800
New York Transportation Development Corp. Refunding RB
Class A, AMT, 5.00%, 12/01/22	300	323,103
Class A, AMT, 5.00%, 12/01/23	1,500	1,666,245
Class A, AMT, 5.00%, 12/01/24	1,750	1,995,595
Class A, AMT, 5.00%, 12/01/25	1,400	1,633,254
Class A, AMT, 5.00%, 12/01/26	510	606,752
Class A, AMT, 5.00%, 12/01/27	700	846,118
Class A, AMT, 5.00%, 12/01/28	350	427,805
Class A, AMT, 5.00%, 12/01/30	250	312,053
Class A, AMT, 5.00%, 12/01/31	300	372,417
Class A, AMT, 5.00%, 12/01/32	375	462,885
Class A, AMT, 5.00%, 12/01/33	300	368,784
New York Transportation Development Corp., ARB
Series A, AMT, 5.00%, 07/01/34	5,000	5,561,800
Series A, AMT, 5.00%, 07/01/41	5,000	5,450,900
Series A, AMT, 5.00%, 07/01/46	50,000	54,413,500
Series A, AMT, 5.25%, 01/01/50	25,000	27,375,750
New York Transportation Development Corp., RB
AMT, 5.00%, 01/01/26	10,000	11,270,800
AMT, 5.00%, 01/01/27	10,000	11,471,400
AMT, 5.00%, 01/01/28	10,000	11,656,700

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB (continued)
AMT, 5.00%, 01/01/29	$10,000	$11,620,000
AMT, 5.00%, 01/01/30	10,000	11,550,100
AMT, 5.00%, 01/01/32	15,000	17,158,950
AMT, 5.00%, 01/01/34	15,500	17,426,805
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/39	9,170	11,846,998
5.00%, 12/01/40	5,775	7,439,239
Port Authority of New York & New Jersey, RB, Series AAA, 1.09%, 07/01/23	11,785	11,909,214
State of New York Mortgage Agency, RB, S/F Housing
Series 225, 2.45%, 10/01/45	20,000	20,344,200
Series 225, 2.55%, 04/01/50	2,905	2,963,681
Series 227, 2.30%, 10/01/40	7,000	7,096,460
Series 227, 2.50%, 10/01/47	13,000	13,235,820
Series 227, 3.25%, 10/01/50	8,000	8,918,080
Series 226, AMT, 1.80%, 04/01/28	1,000	1,023,330
Series 226, AMT, 3.50%, 10/01/50	2,050	2,259,202
Troy Capital Resource Corp., Refunding RB
5.00%, 09/01/36	5,000	6,197,700
5.00%, 09/01/37	5,000	6,178,500
5.00%, 09/01/38	5,000	6,160,000
Series A, 5.00%, 09/01/33	3,000	3,778,650

		874,747,704

North Carolina — 2.5%
City of Charlotte North Carolina Airport Special Facilities Revenue, Refunding RB
5.00%, 07/01/27	1,030	1,309,872
5.00%, 07/01/34	3,095	3,977,354
5.00%, 07/01/36	1,860	2,370,477
4.00%, 07/01/44	5,000	5,825,450
5.00%, 07/01/49	10,000	12,509,100
North Carolina Housing Finance Agency, RB, S/F Housing
Series 43, (GNMA/FNMA/FHLMC), 2.63%, 01/01/35	3,500	3,729,880
Series 43, (GNMA/FNMA/FHLMC), 2.80%, 01/01/40	6,000	6,344,160
Series 43, (GNMA/FNMA/FHLMC), 2.95%, 07/01/43	1,375	1,453,554
Series 44, 1.75%, 01/01/26	1,000	1,045,370
Series 44, 1.80%, 07/01/26	1,265	1,324,771
Series 44, 2.05%, 01/01/28	1,360	1,436,106
Series 44, 2.10%, 07/01/28	1,060	1,121,247
Series 44, 2.20%, 07/01/29	1,065	1,127,633
Series 44, 2.25%, 07/01/30	1,425	1,500,781
Series 44, 2.30%, 01/01/31	1,120	1,179,248
Series 44, 2.35%, 07/01/31	1,000	1,052,820
Series 44, 2.55%, 07/01/35	1,250	1,309,600
North Carolina Medical Care Commission, Refunding RB
5.00%, 06/01/33	5,000	5,848,850
5.00%, 06/01/45	5,000	5,698,650
Series A, 5.25%, 01/01/41	2,470	2,534,072

Security	Par (000)	Value

North Carolina (continued)
North Carolina State University at Raleigh, Refunding RB, Series A, 5.00%, 10/01/29	$1,260	$1,720,454
North Carolina Turnpike Authority, RB, Senior Lien, (AGM), 5.00%, 01/01/49	10,000	12,401,100
Raleigh Durham Airport Authority, Refunding RB
Series A, AMT, 5.00%, 05/01/34	5,000	6,019,700
Series A, AMT, 5.00%, 05/01/35	5,000	5,997,900
State of North Carolina, GO
Series A, 5.00%, 06/01/24	10,000	11,671,400
Series A, 5.00%, 06/01/25	10,000	12,127,800
Series A, 5.00%, 06/01/26	10,000	12,557,000
Series A, 5.00%, 06/01/27	10,000	12,949,900
State of North Carolina, RB
Series B, 5.00%, 05/01/26	3,500	4,354,350
Series B, 5.00%, 05/01/27	6,475	8,299,396
Series B, 5.00%, 05/01/28	7,600	10,006,616
Series B, 5.00%, 05/01/29	5,595	7,543,738
Series B, 5.00%, 05/01/30	4,125	5,697,656
Series B, 5.00%, 05/01/32	6,685	9,131,777
Series B, 5.00%, 05/01/33	3,865	5,247,974
Series B, 5.00%, 05/01/34	5,000	6,772,250
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40 (a)	2,100	2,250,297
University of North Carolina at Charlotte, Refunding RB
Series A, 4.00%, 10/01/37	1,000	1,191,610
Series A, 5.00%, 10/01/38	1,375	1,765,679

		200,405,592

North Dakota — 0.0%
North Dakota Housing Finance Agency, RB, S/F Housing, 3.05%, 07/01/43	1,025	1,091,727

Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	47,690	53,451,906
Ohio Housing Finance Agency, RB, S/F Housing
Series A, (GNMA/FNMA/FHLMC), 2.50%, 09/01/35	2,370	2,491,036
Series A, (GNMA/FNMA/FHLMC), 2.75%, 09/01/40	4,315	4,538,948
Series A, (GNMA/FNMA/FHLMC), 2.90%, 09/01/45	18,635	19,571,036
Series A, (GNMA/FNMA/FHLMC), 3.00%, 03/01/50	9,450	9,979,767
Series A, (GNMA/FNMA/FHLMC), 3.75%, 09/01/50	4,985	5,639,730
Ohio Water Development Authority, RB
5.00%, 12/01/29	10,000	13,673,400
Series A, 5.00%, 06/01/29	13,265	17,912,260
State of Ohio, RB
AMT, 5.00%, 06/30/22	2,190	2,335,350
AMT, 5.00%, 12/31/22	1,550	1,684,478
State of Ohio, Refunding RB
5.00%, 11/15/33	1,655	2,036,213
5.00%, 11/15/34	1,000	1,224,520
5.00%, 11/15/35	1,230	1,497,599

		136,036,243

46	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.4%
Norman Regional Hospital Authority, RB, 5.00%, 09/01/45	$5,000	$5,915,100
Oklahoma Development Finance Authority, RB
Series B, 5.25%, 08/15/48	10,000	11,692,000
Series B, 5.50%, 08/15/52	11,620	13,762,728

		31,369,828

Oregon — 1.6%
City of Portland OR Sewer System Revenue, RB
Series A, 5.00%, 03/01/24	6,370	7,350,470
Series A, 5.00%, 03/01/25	6,710	8,042,539
Series A, 5.00%, 03/01/26	6,945	8,614,300
Series A, 5.00%, 03/01/27	7,370	9,427,336
Series A, 5.00%, 03/01/28	7,745	10,184,210
Series A, 5.00%, 03/01/29	8,155	10,976,222
Series A, 5.00%, 03/01/30	8,535	11,746,294
Series A, 5.00%, 03/01/32	9,440	13,019,554
Series A, 4.00%, 03/01/33	9,910	12,527,033
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 5.00%, 03/01/33	10,000	13,360,600
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	865	911,814
Port of Portland Oregon Airport Revenue, RB
Series 24A, 5.00%, 07/01/47	5,000	5,820,700
Series 24B, AMT, 5.00%, 07/01/47	5,000	5,743,750
Port of Portland Oregon Airport Revenue, Refunding RB, Series 24B, AMT, 5.00%, 07/01/44	5,000	6,067,200
State of Oregon Housing & Community Services Department, RB, M/F Housing
Series B, AMT, (GNMA/FNMA/FHLMC FHA ), 4.00%, 07/01/37	185	192,872
Series B, AMT, (GNMA/FNMA/FHLMC FHA ), 4.13%, 07/01/43	165	169,849

		124,154,743

Pennsylvania — 2.5%
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	10,000	11,757,200
Allentown Neighborhood Improvement Zone Development Authority, RB(a)
5.00%, 05/01/33	1,250	1,336,938
Subordinate, 5.00%, 05/01/28	4,180	4,408,437
Subordinate, 5.13%, 05/01/32	4,700	4,982,564
Subordinate, 5.38%, 05/01/42	8,550	8,843,008
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/22	895	912,972
Series A, 5.00%, 12/01/23	985	1,012,777
Series A, 5.00%, 12/01/24	1,035	1,071,008
Series A, 5.00%, 12/01/25	1,075	1,121,193
Series A, 5.25%, 12/01/45	1,500	1,529,565
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	5,000	5,870,500
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB
Series B, AMT, 5.00%, 07/01/29	5,000	6,121,900
Series B, AMT, 5.00%, 07/01/30	5,000	6,086,600
Series B, AMT, 5.00%, 07/01/42	5,000	5,901,000

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series B, 5.00%, 11/01/44	$5,000	$6,305,700
Commonwealth Financing Authority, RB
Series A, 3.86%, 06/01/38	2,095	2,410,235
Series A, 3.81%, 06/01/41	5,545	6,430,980
County of Allegheny Pennsylvania, Refunding GO, Series C, (AGM), 0.69%, 11/01/26(b)	15,440	15,275,518
County of Lehigh Pennsylvania, Refunding RB, 5.00%, 07/01/44	15,825	19,380,719
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/24(h)	10,000	11,268,400
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,675	1,748,733
Montgomery County Industrial Development Authority, Refunding RB, 5.38%, 01/01/50	4,815	4,825,111
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,965	2,095,162
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/23	5,000	5,536,200
AMT, 5.00%, 12/31/29	5,000	5,946,350
AMT, 5.00%, 12/31/30	2,460	2,904,645
AMT, 5.00%, 12/31/34	5,000	5,769,000
AMT, 5.00%, 12/31/38	5,000	5,676,300
AMT, 5.00%, 06/30/42	5,000	5,641,250
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,326,537
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 2019-131A, 1.85%, 04/01/26	1,550	1,619,114
Series 2019-131A, 2.10%, 04/01/28	1,915	2,013,431
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	11,770	12,358,618
Pennsylvania Turnpike Commission, RB, Series A-1, 5.00%, 12/01/47	5,000	5,958,350
Philadelphia Authority for Industrial Development, Refunding RB
Series A, 5.00%, 09/01/35	5,000	5,862,850
Series A, 5.00%, 09/01/36	5,000	5,844,050
Susquehanna Area Regional Airport Authority, Refunding RB, Series A, AMT, 5.00%, 01/01/27	3,100	3,204,191

		202,357,106

Puerto Rico — 9.4%
Children’s Trust Fund, RB, Series B, 0.00%, 05/15/57(c)	280,000	12,028,800
Commonwealth of Puerto Rico, GO(e)(f)
Series A, 5.25%, 07/01/22	3,075	2,242,029
Series A, 5.25%, 07/01/23	2,620	1,910,281
Series A, 5.25%, 07/01/26	1,085	791,090
Series A, 5.00%, 07/01/29	5,220	3,805,980
Series A, 5.13%, 07/01/31	10,900	7,947,353
Series A, 6.00%, 07/01/38	9,995	7,353,052
Series B, 5.25%, 07/01/17	1,605	1,105,875
Commonwealth of Puerto Rico, Refunding GO
Series A, 5.50%, 07/01/19	1,176	810,286
Series A, 5.25%, 07/01/24(e)(f)	1,765	1,169,558
Series A, 5.00%, 07/01/32(e)(f)	1,050	695,771
Series A, 5.50%, 07/01/32(e)(f)	4,245	3,095,093
Series A, 8.00%, 07/01/35(e)(f)	90,908	59,012,292

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, Refunding GO (continued)
Series A, 5.13%, 07/01/37(e)(f)	$1,490	$987,332
Series A, 5.50%, 07/01/39(e)(f)	14,225	9,426,040
Series A, 5.00%, 07/01/41(e)(f)	23,430	15,155,180
Series A, 5.75%, 07/01/41(e)(f)	3,530	2,442,319
Series B, 6.00%, 07/01/39(e)(f)	2,555	1,879,644
Series C, 6.00%, 07/01/39(e)(f)	1,510	1,110,866
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.25%, 07/01/42	313	325,144
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, Senior Lien, 6.15%, 07/01/38	6,205	6,206,427
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(e)(f)	5,540	4,138,967
Series A, 7.00%, 07/01/33(e)(f)	7,445	5,656,525
Series A, 6.75%, 07/01/36(e)(f)	24,370	18,515,717
Series A, 5.00%, 07/01/42(e)(f)	33,970	25,379,191
Series A, 7.00%, 07/01/43(e)(f)	3,350	2,545,246
Series A-3, 10.00%, 07/01/19(e)(f)	6,867	5,081,724
Series B-3, 10.00%, 07/01/19(e)(f)	6,867	5,081,724
Series C-1, 5.40%, 01/01/18(e)(f)	18,867	14,095,825
Series C-2, 5.40%, 07/01/18(e)(f)	18,870	14,098,105
Series C-4, 5.40%, 07/01/20(e)(f)	1,908	1,425,087
Series CCC, 5.25%, 07/01/26(e)(f)	8,495	6,346,665
Series CCC, 5.00%, 07/01/28	2,005	1,497,947
Series CCC, 5.25%, 07/01/28(e)(f)	3,120	2,330,971
Series D-4, 7.50%, 07/01/20	5,100	3,874,852
Series TT, 5.00%, 07/01/20(e)(f)	1,690	1,262,609
Series TT, 5.00%, 07/01/21	3,315	2,476,656
Series TT, 5.00%, 07/01/23(e)(f)	1,930	1,441,915
Series TT, 5.00%, 07/01/32(e)(f)	10,360	7,740,018
Series WW, 5.50%, 07/01/17(e)(f)	4,300	3,212,556
Series WW, 5.50%, 07/01/18(e)(f)	6,025	4,501,314
Series WW, 5.50%, 07/01/20(e)(f)	1,000	747,106
Series WW, 5.38%, 07/01/23(e)(f)	2,355	1,759,435
Series WW, 5.38%, 07/01/24(e)(f)	4,545	3,395,597
Series WW, 5.25%, 07/01/25(e)(f)	2,300	1,718,344
Series WW, 5.25%, 07/01/33(e)(f)	2,725	2,035,864
Series WW, 5.50%, 07/01/38(e)(f)	3,980	2,973,482
Series XX, 5.25%, 07/01/26(e)(f)	2,385	1,781,848
Series XX, 5.25%, 07/01/27(e)(f)	2,630	1,964,889
Series XX, 5.25%, 07/01/35(e)(f)	1,310	978,709
Series XX, 5.75%, 07/01/36(e)(f)	1,825	1,363,468
Series XX, 5.25%, 07/01/40(e)(f)	46,125	34,460,264
Puerto Rico Electric Power Authority, Refunding RB(e)(f)
Series AAA, 5.25%, 07/01/21	7,185	5,367,957
Series AAA, 5.25%, 07/01/22	7,025	5,248,420
Series AAA, 5.25%, 07/01/24	1,575	1,176,692
Series AAA, 5.25%, 07/01/25	5,750	4,295,859
Series AAA, 5.25%, 07/01/28	4,870	3,638,406
Series AAA, 5.25%, 07/01/30	2,085	1,557,716
Series BBB, 5.40%, 07/01/28	9,505	7,101,242
Series DDD, 5.00%, 07/01/20	1,810	1,352,262
Series UU, 1.00%, 07/01/17(b)	1,295	841,750
Series UU, 1.00%, 07/01/18(b)	1,165	757,250
Series UU, 1.00%, 07/01/20(b)	10,400	6,734,000
Series UU, 0.85%, 07/01/31(b)	12,285	7,954,537

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB(e)(f) (continued)
Series V, 5.50%, 07/01/20	$6,440	$4,811,363
Series YY, 6.13%, 07/01/40	13,440	10,041,105
Series ZZ, 5.25%, 07/01/18	10,185	7,609,275
Series ZZ, 5.25%, 07/01/19	4,745	3,545,018
Series ZZ, 5.25%, 07/01/21	2,480	1,852,823
Series ZZ, 5.25%, 07/01/22	1,115	833,023
Series ZZ, 5.25%, 07/01/24	1,435	1,072,097
Series ZZ, 5.25%, 07/01/25	2,440	1,822,939
Series ZZ, 5.25%, 07/01/26	790	590,214
Puerto Rico Public Buildings Authority, Refunding RB
Series F, (GTD), 5.25%, 07/01/24(e)(f)	2,175	1,760,391
Series M-2, (GTD), 10.00%, 07/01/34(e)(f)	3,325	2,793,000
Series N, (GTD), 5.00%, 07/01/37(e)(f)	1,335	1,080,516
Series U, (GTD), 5.25%, 07/01/42	3,120	2,247,479
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	77,623	84,064,157
Series A-1, Restructured, 5.00%, 07/01/58	24,725	27,195,522
Series A-2, Restructured, 4.33%, 07/01/40	60,664	64,628,322
Series A-2, Restructured, 4.54%, 07/01/53	14,353	15,347,519
Series A-2, Restructured, 4.78%, 07/01/58	41,227	44,615,035
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	3,745	3,119,136
Series A-1, Restructured, 0.00%, 07/01/31	4,464	3,424,290
Series A-1, Restructured, 0.00%, 07/01/33	6,377	4,501,716
Series A-1, Restructured, 0.00%, 07/01/46	155,908	46,653,910
Series A-1, Restructured, 0.00%, 07/01/51	184,504	39,836,259
Series B-1, Restructured, 0.00%, 07/01/46	18,521	5,556,115

		748,410,347

Rhode Island — 1.0%
Rhode Island Housing and Mortgage Finance Corp., RB, S/F Housing
2.10%, 10/01/35	5,000	5,055,150
2.50%, 04/01/45	10,000	10,167,100
3.00%, 10/01/50	10,000	10,987,100
Series 70, (GNMA ), 2.80%, 10/01/34	5,000	5,303,600
Series 70, (GNMA ), 3.00%, 10/01/39	4,125	4,385,205
Series 70, (GNMA ), 3.15%, 10/01/44	10,000	10,624,700
Series 70, (GNMA ), 3.25%, 10/01/46	4,200	4,492,026
Series 71, 2.75%, 10/01/34	3,965	4,196,437
Series 71, 3.00%, 10/01/39	4,000	4,260,320
Series 71, 3.10%, 10/01/44	5,500	5,932,630
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	5,000	5,556,850
Series B, 4.50%, 06/01/45	5,000	5,269,700

		76,230,818

South Carolina — 1.9%
County of Dorchester South Carolina, SAB(a)
5.88%, 10/01/40	2,310	2,515,821
6.00%, 10/01/51	6,240	6,739,075
Lexington County Health Services District, Inc., RB, 5.00%, 11/01/41	10,000	11,625,700
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	10,000	11,951,600
Series A, 5.00%, 05/01/43	5,000	5,909,450

48	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, RB
Series A, 5.00%, 12/01/49	$10,000	$11,210,000
Series E, 5.00%, 12/01/48	10,000	11,049,200
Series E, 5.50%, 12/01/53	5,000	5,595,350
Series F, (AGM), 5.74%, 01/01/30	5,000	6,325,200
South Carolina Public Service Authority, RB, BAB, Series C, (AGM), 6.45%, 01/01/50	10,950	17,996,215
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,773,300
Series B, 5.00%, 12/01/41	5,000	6,018,000
Series C, 5.00%, 12/01/46	10,000	11,380,700
Series D, 5.00%, 06/01/22(h)	10,000	10,707,800
Series E, (AGM), 3.92%, 12/01/24	3,405	3,785,815
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 1.75%, 01/01/26	1,215	1,268,496
Series A, 1.85%, 01/01/27	1,040	1,089,494
Series A, 1.88%, 07/01/27	1,000	1,047,690
Series A, 2.40%, 07/01/32	1,195	1,254,392
Series A, 2.80%, 07/01/34	1,730	1,884,178
Series A, 3.00%, 07/01/39	3,345	3,581,659
Series A, 4.00%, 07/01/50	4,955	5,642,704
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing
Series B, 2.25%, 07/01/30	1,000	1,069,860
Series B, 2.35%, 07/01/31	1,000	1,075,320
Series B, 2.45%, 07/01/32	1,005	1,086,073
Series B, 2.90%, 07/01/39	2,940	3,117,341

		150,700,433

Tennessee — 1.2%
Knox County Health Educational & Housing Facility Board, Refunding RB
5.00%, 04/01/23	1,000	1,083,270
5.00%, 04/01/25	1,000	1,146,450
5.00%, 04/01/27	1,400	1,674,932
5.00%, 04/01/28	1,000	1,191,860
Memphis-Shelby County Industrial Development Board, Refunding TA, Series C, 7.00%, 07/01/45	4,200	3,770,130
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	5,000	5,861,800
Metropolitan Nashville Airport Authority, RB
Series A, Subordinate, 5.00%, 07/01/32	1,000	1,296,830
Series A, Subordinate, 5.00%, 07/01/33	1,000	1,287,820
Series A, Subordinate, 5.00%, 07/01/35	1,000	1,273,860
Series A, Subordinate, 5.00%, 07/01/36	1,435	1,819,695
Series A, Subordinate, 5.00%, 07/01/38	2,160	2,728,101
Series A, Subordinate, 5.00%, 07/01/39	1,430	1,802,615
Series A, Subordinate, 5.00%, 07/01/44	10,000	12,455,600
Series A, Subordinate, 4.00%, 07/01/49	10,000	11,225,100
Series A, Subordinate, 5.00%, 07/01/49	10,000	12,252,500
Series A, Subordinate, 4.00%, 07/01/54	5,000	5,552,150
Series A, Subordinate, 5.00%, 07/01/54	5,000	6,039,500
Tennessee Housing Development Agency, RB, S/F Housing, 3.00%, 07/01/32	1,265	1,367,263
Tennessee Housing Development Agency, Refunding RB
2.65%, 07/01/32	1,480	1,584,414
3.00%, 07/01/39	5,000	5,278,750

Security	Par (000)	Value

Tennessee (continued)
Tennessee Housing Development Agency, Refunding RB, S/F Housing
2.65%, 07/01/34	$2,420	$2,584,028
2.90%, 07/01/39	5,470	5,882,219
3.10%, 07/01/49	7,805	8,255,973

		97,414,860

Texas — 5.9%
Arlington Higher Education Finance Corp., RB
6.25%, 08/15/24(a)	365	366,026
Series A, 7.13%, 03/01/44	1,250	1,354,788
Board of Regents of the University of Texas System, Refunding RB, Series A, 5.00%, 08/15/30	50,775	70,988,527
City of Austin Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 11/15/23	5,000	5,657,950
AMT, 5.00%, 11/15/25	5,000	6,044,100
City of Houston Texas Airport System Revenue, RB
Series A, AMT, 6.50%, 07/15/30	1,000	1,043,740
Series B-1, AMT, 5.00%, 07/15/35	7,400	7,751,574
City of Houston Texas Airport System Revenue, Refunding RB
Series D, 5.00%, 07/01/38	5,000	6,115,600
Sub-Series D, 5.00%, 07/01/37	5,000	6,127,800
Series A, AMT, 6.63%, 07/15/38	3,000	3,127,500
City of Houston Texas Combined Utility System Revenue, Refunding RB, CAB, Series A, (AGM), 0.00%, 12/01/28(c)(i)	10,000	9,348,400
County of Harris Texas, Refunding RB, Series B, (AMBAC), 0.82%, 08/15/35(b)	5,000	4,504,355
Dallas Area Rapid Transit Refunding RB, Series A, 5.00%, 12/01/24(h)	6,025	7,145,831
Dallas Fort Worth International Airport, Refunding RB, Series C, 2.92%, 11/01/50	1,560	1,575,210
Leander Independent School District, GO, CAB, Series C, (PSF), 0.00%, 08/15/24(c)(h)	95,000	33,039,350
Matagorda County Navigation District No. 1, Refunding RB, 2.60%, 11/01/29	20,000	21,602,200
New Hope Cultural Education Facilities Finance Corp., RB(a)
Series A, 5.00%, 08/15/39	1,210	1,327,406
Series A, 5.00%, 08/15/51	2,670	2,867,126
New Hope Cultural Education Facilities Finance Corp., Refunding RB(a)
Series A, 5.00%, 08/15/36	4,055	4,085,656
Series A, 5.00%, 08/15/46	4,055	4,075,924
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/36	5,000	6,117,700
Series B, 5.00%, 01/01/43	5,000	6,017,000
Series D, (AGC), 0.00%, 01/01/28(c)	10,000	9,144,800
Series I, (AGC), 6.20%, 01/01/42(g)	10,000	11,963,700
Northwest Independent School District, Refunding GO, Series A, (PSF), 1.78%, 02/15/31	14,790	15,029,154
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(a)	6,415	6,441,686
Red River Health Facilities Development Corp., RB, 5.63%, 12/15/22(e)(f)	2,570	1,700,225
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/43	6,000	7,350,780
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMAFNMAFHLMC COLL), 2.84%, 09/01/47	11,859	12,396,327

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, RB
5.00%, 12/15/23	$10,000	$10,839,800
5.00%, 12/15/24	10,000	10,827,500
5.00%, 12/15/25	10,000	10,803,900
5.00%, 12/15/26	5,000	5,399,950
5.00%, 12/15/28	5,000	5,397,500
5.00%, 12/15/29	5,000	5,397,600
5.00%, 12/15/30	5,000	5,397,750
5.00%, 12/15/31	5,000	5,397,900
5.00%, 12/15/32	10,000	10,796,100
Texas Municipal Gas Acquisition and Supply Corp. I, RB
Series B, Senior Lien, 0.87%, 12/15/26(b)	18,440	18,304,079
Series D, Senior Lien, 6.25%, 12/15/26	20,430	23,884,304
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	20,000	23,662,000
Texas Private Activity Bond Surface Transportation Corp., Refunding RB
Series A, 5.00%, 12/31/30	5,365	6,868,166
Series A, 5.00%, 12/31/31	13,855	17,568,001
Series A, 5.00%, 12/31/32	7,000	8,825,950
Series A, 5.00%, 12/31/34	8,000	9,994,160
Series A, 5.00%, 12/31/35	7,000	8,705,200
Series A, 5.00%, 12/31/36	8,000	9,915,840
Town of Flower Mound Texas, SAB, 6.75%, 09/01/43	2,000	2,050,800

		474,346,935

Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	10,000	11,856,500
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/47	5,000	6,024,050
Utah Charter School Finance Authority, RB(a)
5.63%, 06/15/26	440	434,456
5.00%, 07/15/34	530	530,392
5.13%, 07/15/49	4,830	4,832,029
5.63%, 06/15/54	4,945	4,961,022
Utah State Board of Regents, RB
2.55%, 06/01/38	1,250	1,310,562
2.63%, 06/01/39	1,250	1,315,400

		31,264,411

Virginia — 2.6%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	1,050	1,037,736
Series A, 5.50%, 03/01/46	6,210	5,878,759
Cherry Hill Community Development Authority, SAB(a)
5.15%, 03/01/35	1,000	1,044,280
5.40%, 03/01/45	1,995	2,075,039
Chesapeake Bay Bridge & Tunnel District, RB
5.00%, 11/01/23	10,000	11,177,900
(AGM), 5.00%, 07/01/41	10,000	11,946,600
5.00%, 07/01/46	5,000	5,709,200
5.00%, 07/01/51	10,000	11,382,500
County of Fairfax Virginia, Refunding GO
Series A, (SAW), 5.00%, 10/01/28	5,000	6,692,000

Security	Par (000)	Value

Virginia (continued)
County of Fairfax Virginia, Refunding GO (continued)
Series A, (SAW), 5.00%, 10/01/29	$5,000	$6,852,650
Dulles Town Center Community Development Authority, Refunding SAB, 4.00%, 03/01/23	1,000	998,980
FHLMC Multifamily VRD Certificates, Series M053, Class A, 2.55%, 06/15/35	19,900	22,573,167
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	128,986
5.00%, 07/01/48	365	369,263
Series A, 4.00%, 07/01/22	420	421,604
Series A, 5.00%, 07/01/47	1,985	1,992,007
Henrico County Economic Development Authority, Refunding RB
5.00%, 06/01/22	625	645,856
5.00%, 06/01/23	420	433,978
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(c)	25,115	10,489,531
Loudoun County Refunding GO, Series A, (SAW), 5.00%, 12/01/29	5,670	7,841,553
Lower Magnolia Green Community Development Authority, SAB(a)
5.00%, 03/01/35	2,880	2,920,982
5.00%, 03/01/45	2,955	2,957,630
Norfolk Airport Authority, RB, 5.00%, 07/01/43	2,700	3,234,654
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	16,145	16,808,883
University of Virginia, Refunding RB, 2.26%, 09/01/50	11,930	11,682,691
Virginia Housing Development Authority, RB, M/F Housing
Series A, 3.65%, 03/01/43	5,000	5,446,800
Series A, 3.75%, 03/01/48	5,000	5,425,500
Series B, 3.50%, 06/01/33	1,335	1,479,367
Series B, 3.63%, 06/01/38	3,730	4,109,304
Series B, 3.10%, 05/01/41	1,040	1,108,817
Virginia Public School Authority, Refunding RB, 4.00%, 08/01/32	5,265	6,702,608
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	5,000	5,694,750
AMT, 5.00%, 12/31/52	15,000	17,092,650
AMT, 5.00%, 12/31/56	10,000	11,362,100

		205,718,325

Washington — 1.5%
Clark County School District No. 114 Evergreen, GO
(GTD), 5.00%, 12/01/25	5,000	6,160,550
(GTD), 5.00%, 12/01/26	5,500	6,997,265
(GTD), 5.00%, 12/01/27	7,000	9,170,000
(GTD), 5.00%, 12/01/28	8,000	10,737,600
(GTD), 5.00%, 12/01/29	9,200	12,628,748
(GTD), 5.00%, 12/01/30	10,100	14,008,801
(GTD), 5.00%, 12/01/31	6,200	8,538,268
(GTD), 4.00%, 12/01/34	5,000	6,281,750
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/33	6,705	9,148,034
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 09/01/32	800	819,600

50	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
King County Housing Authority, Refunding RB, (HUD SECT 8), 2.75%, 01/01/40	$1,900	$1,992,967
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,842,550
Pierce County School District No. 10 Tacoma, Refunding GO, (GTD), 1.73%, 12/01/31	4,525	4,594,549
Seattle Housing Authority, Refunding RB, M/F Housing, 3.50%, 12/01/35	1,500	1,650,660
State of Washington, GO
Series A, 5.00%, 08/01/42	5,000	6,650,800
Series A, 5.00%, 08/01/43	5,000	6,629,700
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/37	5,000	6,338,700

		118,190,542

West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB
5.00%, 06/01/23	5,000	5,518,650
5.00%, 06/01/24	5,000	5,711,250
5.00%, 09/01/31	2,775	3,450,352
5.00%, 09/01/38	4,550	5,476,380
5.00%, 09/01/39	1,970	2,365,616
West Virginia Housing Development Fund, RB, S/F Housing, Series B, 3.95%, 11/01/34	6,530	6,940,802
West Virginia Housing Development Fund, Refunding RB, Series A, AMT, 3.70%, 11/01/29	1,280	1,382,054

		30,845,104

Wisconsin — 2.0%
Public Finance Authority, RB(a)
6.00%, 06/15/24	385	384,103
6.75%, 11/01/24	21,420	21,506,323
5.00%, 04/01/40	1,175	1,265,945
7.00%, 11/01/46	5,085	5,495,614
5.00%, 04/01/50	1,470	1,551,497
Series A, 7.55%, 12/01/30	1,780	1,825,016
Series A, 6.25%, 10/01/31	1,285	1,461,816
Series A, 7.00%, 10/01/47	1,285	1,453,798
Series A, 7.63%, 12/01/48	6,440	6,172,804
Series A-2, 5.00%, 01/01/24	2,365	2,368,358
Series B, 5.62%, 06/01/29	1,070	1,067,165
Public Finance Authority, Refunding RB
5.00%, 01/01/35	5,340	5,931,031
Series A, 5.00%, 10/01/34(a)	2,620	2,851,870
Series A, 5.00%, 10/01/39(a)	6,155	6,611,024
Series A, 5.00%, 10/01/44	10,000	12,198,000
Series B, 6.13%, 10/01/49(a)	8,530	8,466,451
AMT, 4.00%, 08/01/35	4,840	5,045,894
State of Wisconsin GO, Series B, 5.00%, 05/01/24	9,815	11,401,791
Wisconsin Health & Educational Facilities Authority, RB
Series B, 5.00%, 02/15/40	10,000	10,429,000
Series B, 5.00%, 02/15/42	10,000	11,364,500
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 12/15/44	10,000	11,248,500

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 11/15/35	$10,000	$11,983,000
Series A, 5.00%, 04/01/42	10,000	10,715,400
Wisconsin Housing & Economic Development Authority, RB, S/F Housing, Series A, (GNMA/FNMA/FHLMC ), 2.69%, 07/01/47	10,229	10,550,157

		163,349,057

Total Municipal Bonds — 87.6% (Cost: $6,739,011,337)		6,994,854,367

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Alaska — 0.1%
Alaska Housing Finance Corp., RB, S/F Housing, Series A, 3.70%, 12/01/38	9,000	9,827,289

Arizona — 0.3%
City of Phoenix Civic Improvement Corp, RB, Series A, AMT, 5.00%, 07/01/47	10,000	11,660,900
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	10,000	11,827,300

		23,488,200

California — 2.7%
California Educational Facilities Authority, Refunding RB
5.00%, 09/01/45	10,490	12,377,043
5.00%, 10/01/46	10,000	11,887,301
California Health Facilities Financing Authority, RB
Series A, 5.00%, 08/15/23(h)	10,000	11,289,200
Series A, 5.00%, 08/15/43	10,000	11,389,099
California Infrastructure & Economic Development Bank, RB
5.00%, 05/15/47	10,000	12,497,300
5.00%, 05/15/52	10,000	12,472,500
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	10,000	12,084,500
Chaffey Joint Union High School District, GO, Series C, 5.25%, 08/01/47	10,000	12,363,300
Chino Valley Unified School District, GO, Series A, 5.25%, 08/01/47	10,000	12,480,700
City of Los Angeles Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,000	11,518,396
City of Los Angeles Department of Airports, RB, Series A, AMT, 5.25%, 05/15/48	10,000	12,261,900
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 05/01/22 (h)	10,000	10,678,700
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	10,000	12,459,100
Fresno Unified School District, GO, 5.00%, 08/01/44 (h)	10,000	11,740,600
Manteca Unified School District, GO, Series A, 5.00%, 08/01/40	10,000	11,936,398

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Port of Los Angeles, Refunding RB, Series A, AMT, 5.00%, 08/01/44	$10,000	$11,328,700
San Marcos Unified School District, GO, Series C, 5.00%, 02/15/24(h)	10,000	11,509,298
State of California, GO, 5.00%, 04/01/43	10,000	10,981,300

		213,255,335

Connecticut — 0.3%
Connecticut Housing Finance Authority, RB, S/F Housing, Series A, 3.85%, 05/15/45(k)	10,000	10,575,100
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	10,000	11,760,700

		22,335,800

District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, RB
Series A, 5.00%, 10/01/52	10,000	12,118,100
Series A, Sub-Lien, 5.00%, 10/01/23(h)	10,000	11,345,000
Metropolitan Washington Airports Authority, Refunding RB, AMT, 5.00%, 10/01/42	10,000	11,799,800

		35,262,900

Florida — 0.6%
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	12,285,700
Florida Housing Finance Corp, RB, S/F Housing
(FHLMC, FNMA, GNMA), 3.70%, 07/01/38	7,080	7,749,720
(FHLMC, FNMA, GNMA), 3.80%, 07/01/43	7,050	7,923,881
Greater Orlando Aviation Authority, RB, Series A, AMT, 5.00%, 10/01/46	10,000	11,586,800
Tampa Bay Water, RB, 5.00%, 10/01/38	10,000	11,204,900

		50,751,001

Georgia — 1.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	23,653,601
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46(k)	10,000	11,648,000
Development Authority of Cobb County, RB, Series A, 5.00%, 06/01/49(k)	10,000	11,810,100
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	10,000	11,679,400
Georgia Housing & Finance Authority, RB, S/F Housing
Series B, 3.55%, 12/01/42	10,000	10,838,296
Series B1, 3.65%, 06/01/44(k)	9,760	10,231,157
Georgia Housing & Finance Authority, Refunding RB, Series A-1, 3.80%, 12/01/40(k)	10,000	10,737,600

		90,598,154

Illinois — 0.2%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,838,400

Indiana — 0.1%
Indiana Finance Authority, Refunding RB, 5.00%, 11/01/41	10,000	11,715,200

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, 5.00%, 08/01/42	10,000	12,359,700

Security	Par (000)	Value

Maine — 0.1%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.75%, 11/15/38	$10,000	$11,031,500

Maryland — 0.6%
City of Baltimore Maryland, RB, Series A, 5.00%, 01/01/24(h)	10,000	11,161,998
County of Montgomery Maryland, RB, Series 2016, 5.00%, 12/01/45	10,000	11,741,100
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 05/15/23(h)	10,000	11,166,697
Maryland Stadium Authority, RB, 5.00%, 05/01/47	10,000	12,187,725

		46,257,520

Massachusetts — 0.4%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	10,000	11,312,200
Massachusetts Development Finance Agency, RB, Series M-4, 5.00%, 07/01/23(h)	10,000	11,230,199
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C-1, 3.30%, 12/01/59(k)	10,015	10,599,514

		33,141,913

Michigan — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 01/01/44	10,000	11,166,200
Michigan Finance Authority, Refunding RB, Series 2016, 5.00%, 12/01/45	10,000	11,747,565
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 3.80%, 10/01/38	10,000	11,156,900
Series A, 4.15%, 10/01/53(k)	20,000	21,831,800

		55,902,465

Minnesota — 0.1%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/24(h)	10,000	11,477,399

Missouri — 0.4%
Metropolitan St Louis Sewer District, RB, Series B, 5.00%, 05/01/23(h)	10,000	11,100,500
Metropolitan St Louis Sewer District, Refunding RB
Series A, 5.00%, 05/01/47	10,000	12,145,600
Series B, 5.00%, 05/01/45	10,000	11,932,600

		35,178,700

Nebraska — 0.1%
Nebraska Investment Finance Authority, RB, S/F Housing, Series C, 3.75%, 09/01/38	5,580	6,537,190

New York — 2.1%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	10,000	11,104,235
Metropolitan Transportation Authority, RB, Series A, 5.00%, 11/15/42	10,000	11,688,700
Metropolitan Transportation Authority, Refunding RB, Sub-Series B-1, 5.00%, 11/15/46	10,000	11,502,500
New York City Housing Development Corp., RB, M/F Housing
Series A-1, 3.95%, 11/15/44(k)	10,000	10,543,700
Series C-1A, 4.00%, 11/01/53	10,000	10,615,400
Series C-1-A, 4.13%, 05/01/58(k)	10,000	10,768,500
Series G-1, 3.90%, 05/01/45(k)	10,000	10,450,600

52	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., RB, M/F Housing (continued)
Series J, 3.35%, 11/01/65	$10,000	$10,339,800
New York City Water & Sewer System, RB, Series DD, 5.00%, 06/15/47	20,000	24,196,800
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/39	10,000	11,321,098
Series A, 5.00%, 03/15/45	10,000	12,180,600
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	11,594,275
Port Authority of New York & New Jersey, Refunding RB, Series 194th, 5.00%, 10/15/41	10,000	11,675,000
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/37	10,000	12,131,501

		170,112,709

North Carolina — 0.7%
City of Charlotte North Carolina Airport Special Facilities Revenue, RB
Series A, 5.00%, 07/01/42	10,000	12,062,400
Series A, 5.00%, 07/01/47	10,000	11,970,300
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(h)	10,000	12,260,101
North Carolina Housing Finance Agency, RB, S/F Housing
Series 39-B, (FHLMC, FNMA, GNMA), 3.85%, 07/01/38	9,160	10,227,596
Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	9,080	9,958,599

		56,478,996

Ohio — 0.2%
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	10,000	12,193,400

Oklahoma — 0.2%
Oklahoma Turnpike Authority, RB, Sereis C, 5.00%, 01/01/47	10,000	11,922,300

Oregon — 0.3%
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/47	10,000	11,998,200
University of Oregon, RB, Series A, 5.00%, 04/01/48	10,000	12,182,900

		24,181,100

Pennsylvania — 1.0%
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/24(h)	10,000	11,268,400
Lancaster County Hospital Authority, Refunding RB, 5.00%, 08/15/46	10,000	11,845,400
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, 3.65%, 10/01/42(k)	20,000	21,670,200
Series 127B, 3.55%, 10/01/33	10,000	10,891,800
Philadelphia Authority for Industrial Development, RB, Series A, 5.00%, 07/01/42	20,000	22,716,200

		78,392,000

Security	Par (000)	Value

Tennessee — 0.5%
Rutherford County Health & Educational Facilities Board, RB, Series C, 5.00%, 11/15/21(h)	$10,000	$10,456,600
Tennessee Housing Development Agency, RB, S/F Housing
3.85%, 07/01/43	9,700	10,635,846
3.95%, 01/01/49	9,700	10,642,161
Tennessee Housing Development Agency, Refunding RB, S/F Housing, 3.85%, 07/01/42	9,360	10,291,790

		42,026,397

Texas — 0.9%
Alamo Regional Mobility Authority, RB, Senior Lien, 5.00%, 06/15/46	10,000	11,662,300
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(h)	10,000	11,016,500
County of Harris Texas, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/47	10,000	11,979,600
Midlothian Independent School District, GO, (PSF- GTD), 5.00%, 02/15/47	10,000	12,290,800
Tarrant Regional Water District, Refunding RB, 5.00%, 03/01/22(h)	10,000	10,592,600
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	12,469,300

		70,011,100

Utah — 0.2%
Utah Transit Authority, Refunding RB, Series A, 5.00%, 06/15/25(h)	10,000	12,141,500

Virginia — 0.9%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/42	10,000	12,486,500
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	10,000	11,278,800
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	12,248,000
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	11,737,500
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.90%, 10/01/48	10,000	11,015,600
Series D, 4.00%, 10/01/53	10,000	10,992,798

		69,759,198

Washington — 1.1%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/46	10,000	15,858,000
King County Housing Authority, Refunding RB, (GTD), 3.50%, 05/01/38	10,000	11,248,998
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	12,205,600
State of Washington, GO
Series A, 5.00%, 08/01/38	10,000	11,156,699
Series B, 5.00%, 02/01/33	10,000	11,860,200
Washington Health Care Facilities Authority, Refunding RB, Series D, 5.00%, 10/01/38	10,000	11,482,398
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	10,000	11,283,500

		85,095,395

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, RB, Series D, 5.00%, 11/15/21(h)	$10,000	$10,452,600

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.6% (Cost: $1,219,418,964)		1,323,725,361

Total Long-Term Investments — 105.0% (Cost: $8,024,304,489)		8,385,557,925

	Shares

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(l)(m)	370,137,436	370,174,449

Total Short-Term Securities — 4.6% (Cost: $370,176,922)		370,174,449

Total Investments — 109.6% (Cost: $8,394,481,411)		8,755,732,374

Other Assets Less Liabilities — 0.4%		32,768,054

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.0)%		(799,368,030)

Net Assets — 100.0%		$7,989,132,398

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2022 to November 1, 2048, is $83,776,150. See Note 4 of the Notes to Financial Statements for details.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended November 30, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$368,379,391	$1,845,850	(a)	$—	$24,040	$(74,832)	$370,174,449	370,137,436	$21,633	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

54	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year US Treasury Notes	5,621	03/22/21	$776,664	$(755,757)
Long U.S. Treasury Bond	1,948	03/22/21	340,717	674,794

				$(80,963)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$674,794	$—	$674,794

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$755,757	$—	$755,757

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended November 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$1,262,920	$—	$1,262,920

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$1,590,509	$—	$1,590,509

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — short	$1,734,919,305

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$66,978,197	$—	$66,978,197

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Long-Term Investments (continued)
Municipal Bonds	$—	$6,994,854,367	$—	$6,994,854,367
Municipal Bonds Transferred to Tender Option Bond Trusts	—	1,323,725,361	—	1,323,725,361
Short-Term Securities
Money Market Funds	370,174,449	—	—	370,174,449

	$370,174,449	$8,385,557,925	$—	$8,755,732,374

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$674,794	$—	$—	$674,794
Liabilities
Interest Rate Contracts	(755,757)	—	—	(755,757)

	$(80,963)	$—	$—	$(80,963)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $799,019,985 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

56	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

November 30, 2020

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

ASSETS
Investments at value — unaffiliated(a)	$3,090,019,308	$386,211,411	$616,368,744	$8,385,557,925
Investments at value — affiliated(b)	113,344,735	4,817,308	14,730,416	370,174,449
Cash pledged for futures contracts	5,536,000	—	—	16,000,000
Receivables:
Investments sold	22,476,517	440,000	—	29,401,703
Capital shares sold	2,702,002	261,329	329,843	9,929,304
Dividends — affiliated	950	83	71	3,019
Interest — unaffiliated	32,237,588	4,982,887	7,817,186	85,094,841
Variation margin on futures contracts	112,886	—	—	317,166
Prepaid expenses	91,901	21,570	23,746	356,248

Total assets	3,266,521,887	396,734,588	639,270,006	8,896,834,655

ACCRUED LIABILITIES
Bank overdraft	—	—	—	288,878
Payables:
Investments purchased	—	—	7,715,328	81,822,275
Capital shares redeemed	4,734,261	706,175	481,187	16,986,429
Income dividend distributions	1,237,376	329,579	578,239	4,558,898
Interest expense and fees	42,620	12,571	36,212	348,045
Investment advisory fees	909,766	123,176	202,028	2,969,205
Trustees’ and Officer’s fees	9,920	1,055	1,468	76,322
Other accrued expenses	418,730	152,408	284,453	1,030,361
Other affiliates	22,877	2,220	3,409	70,994
Service and distribution fees	317,915	49,487	51,867	530,865
Variation margin on futures contracts	—	12,458	21,307	—

Total accrued liabilities	7,693,465	1,389,129	9,375,498	108,682,272

OTHER LIABILITIES
TOB Trust Certificates	143,144,977	18,302,572	60,093,902	799,019,985

Total liabilities	150,838,442	19,691,701	69,469,400	907,702,257

NET ASSETS	$3,115,683,445	$377,042,887	$569,800,606	$7,989,132,398

NET ASSETS CONSIST OF
Paid-in capital	$3,129,541,898	$355,079,031	$557,287,077	$8,403,220,584
Accumumlated earnings (loss)	(13,858,453)	21,963,856	12,513,529	(414,088,186)

NET ASSETS	$3,115,683,445	$377,042,887	$569,800,606	$7,989,132,398

(a) Investments at cost — unaffiliated	$2,897,108,995	$352,077,355	$580,536,715	$8,024,304,489
(b) Investments at cost — affiliated	$113,340,379	$4,817,308	$14,730,552	$370,176,922

F I N A N C I A L S T A T E M E N T S	57

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2020

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

NET ASSET VALUE

Institutional

Net assets	$1,743,781,688	$202,575,810	$381,097,668	$5,855,377,080

Shares outstanding	137,789,389	17,742,845	34,281,159	512,882,025

Net asset value	$12.66	$11.42	$11.12	$11.42

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.10	$0.10	$0.10

Service

Net assets	N/A	$7,800,974	$2,158,225	N/A

Shares outstanding	N/A	683,290	193,927	N/A

Net asset value	N/A	$11.42	$11.13	N/A

Shares authorized	N/A	Unlimited	Unlimited	N/A

Par value	N/A	$0.10	$0.10	N/A

Investor A

Net assets	$1,053,542,050	$118,629,754	$145,861,255	$1,752,471,830

Shares outstanding	83,323,961	10,382,510	13,106,467	153,569,668

Net asset value	$12.64	$11.43	$11.13	$11.41

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.10	$0.10	$0.10

Investor A1

Net assets	$103,166,001	$17,861,556	$9,303,731	$24,349,086

Shares outstanding	8,152,139	1,562,645	835,662	2,133,154

Net asset value	$12.66	$11.43	$11.13	$11.41

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.10	$0.10	$0.10

Investor C

Net assets	$120,512,384	$27,797,425	$26,684,592	$207,016,812

Shares outstanding	9,522,204	2,435,515	2,398,331	18,133,175

Net asset value	$12.66	$11.41	$11.13	$11.42

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.10	$0.10	$0.10

Class K

Net assets	$94,681,322	$2,377,368	$4,695,135	$149,917,590

Shares outstanding	7,478,815	208,311	422,410	13,129,970

Net asset value	$12.66	$11.41	$11.12	$11.42

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.10	$0.10	$0.10

See notes to financial statements.

58	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended November 30, 2020

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

INVESTMENT INCOME
Dividends — affiliated	$7,751	$1,192	$1,649	$21,633
Interest — unaffiliated	40,737,993	6,898,190	10,524,541	133,237,375

Total investment income	40,745,744	6,899,382	10,526,190	133,259,008

EXPENSES
Investment advisory	5,887,413	960,398	1,467,213	21,753,901
Service and distribution — class specific	2,041,882	309,162	320,461	3,465,949
Transfer agent — class specific	621,300	127,782	308,104	1,762,093
Accounting services	192,749	39,347	53,956	488,791
Professional	126,132	35,746	37,159	328,259
Registration	67,254	25,297	26,677	256,407
Custodian	33,428	3,459	6,278	128,464
Trustees and Officer	19,020	2,656	3,661	58,908
Printing and postage	13,572	10,405	10,501	29,242
Miscellaneous	63,478	14,354	16,466	176,665

Total expenses excluding interest expense	9,066,228	1,528,606	2,250,476	28,448,679
Interest expense(a)	484,897	78,927	224,827	3,013,261

Total expenses	9,551,125	1,607,533	2,475,303	31,461,940
Less:
Fees waived and/or reimbursed by the Manager	(120,278)	(222,554)	(238,288)	(2,295,854)
Transfer agent fees waived and/or reimbursed — class specific	(988)	(41,129)	(172,037)	—

Total expenses after fees waived and/or reimbursed	9,429,859	1,343,850	2,064,978	29,166,086

Net investment income	31,315,885	5,555,532	8,461,212	104,092,922

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	25,556,751	223,310	1,566,026	92,360,962
Investments — affiliated	1,753	(767)	2,459	24,040
Futures contracts	(238,270)	465,832	825,544	1,262,920

	25,320,234	688,375	2,394,029	93,647,922

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	89,759,484	18,206,840	16,177,803	301,835,897
Investments — affiliated	(37,829)	(998)	(5,901)	(74,831)
Futures contracts	523,538	(12,458)	(21,301)	1,590,509

	90,245,193	18,193,384	16,150,601	303,351,575

Net realized and unrealized gain	115,565,427	18,881,759	18,544,630	396,999,497

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$146,881,312	$24,437,291	$27,005,842	$501,092,419

(a)	Related to TOBs Trusts.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets

	BlackRock California Municipal Opportunities Fund		BlackRock New Jersey Municipal Bond Fund

	Six Months Ended 11/30/20 (unaudited)	Year Ended 05/31/20	Six Months Ended 11/30/20 (unaudited)	Year Ended 05/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,315,885	$74,502,683	$5,555,532	$11,198,630
Net realized gain (loss)	25,320,234	(164,917,661)	688,375	(7,829,126)
Net change in unrealized appreciation (depreciation)	90,245,193	(22,802,453)	18,193,384	(9,077,136)

Net increase (decrease) in net assets resulting from operations	146,881,312	(113,217,431)	24,437,291	(5,707,632)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(18,831,035)	(46,598,483)	(3,132,908)	(6,319,333)
Service	—	—	(112,246)	(232,863)
Investor A	(9,657,308)	(20,907,590)	(1,679,065)	(3,169,958)
Investor A1	(1,017,945)	(2,258,176)	(272,924)	(597,949)
Investor C	(700,688)	(1,782,575)	(320,871)	(761,510)
Investor C1	—	(2,285)	—	(445)
Class K	(1,088,641)	(2,688,705)	(35,564)	(62,897)

Decrease in net assets resulting from distributions to shareholders	(31,295,617)	(74,237,814)	(5,553,578)	(11,144,955)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(291,770,325)	145,089,557	4,504,460	41,185,822

NET ASSETS
Total increase (decrease) in net assets	(176,184,630)	(42,365,688)	23,388,173	24,333,235
Beginning of period	3,291,868,075	3,334,233,763	353,654,714	329,321,479

End of period	$3,115,683,445	$3,291,868,075	$377,042,887	$353,654,714

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Strategic Municipal Opportunities Fund

	Six Months Ended 11/30/20 (unaudited)	Year Ended 05/31/20	Six Months Ended 11/30/20 (unaudited)	Year Ended 05/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,461,212	$18,678,886	$104,092,922	$280,602,542
Net realized gain (loss)	2,394,029	(10,809,100)	93,647,922	(593,963,030)
Net change in unrealized appreciation (depreciation)	16,150,601	(9,373,867)	303,351,575	(357,377,876)

Net increase (decrease) in net assets resulting from operations	27,005,842	(1,504,081)	501,092,419	(670,738,364)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,914,920)	(13,323,193)	(79,291,606)	(220,891,704)
Service	(29,494)	(68,557)	—	—
Investor A	(2,002,603)	(3,995,842)	(20,370,460)	(46,246,783)
Investor A1	(142,708)	(338,836)	(287,117)	(651,181)
Investor C	(291,592)	(725,675)	(1,706,603)	(4,710,313)
Investor C1	—	(37)	—	—
Class K	(67,685)	(116,866)	(1,954,479)	(4,456,594)

Decrease in net assets resulting from distributions to shareholders	(8,449,002)	(18,569,006)	(103,610,265)	(276,956,575)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,999,885	30,795,831	(1,565,290,409)	(742,778,148)

NET ASSETS
Total increase (decrease) in net assets	23,556,725	10,722,744	(1,167,808,255)	(1,690,473,087)
Beginning of period	546,243,881	535,521,137	9,156,940,653	10,847,413,740

End of period	$569,800,606	$546,243,881	$7,989,132,398	$9,156,940,653

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statement of Cash Flows (unaudited)

Six Months Ended November 30, 2020

BlackRock Pennsylvania Municipal Bond Fund

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$27,005,842
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities
Proceeds from sales of long-term investments	126,487,134
Purchases of long-term investments	(130,174,334)
Net proceeds from sales of short-term securities	2,620,222
Amortization of premium and accretion of discount on investments and other fees	1,975,769
Net realized gain on investments	(1,568,485)
Net unrealized appreciation on investments	(16,171,902)

(Increase) Decrease in Assets
Receivables
Dividends — affiliated	1,151
Interest — unaffiliated	373,081
Prepaid expenses	(3,940)

Increase (Decrease) in Liabilities
Payables
Interest expense and fees	(245,452)
Investment advisory fees	(197,594)
Directors’ and Officer’s fees	250
Other accrued expenses	84,986
Other affiliate fees	1,706
Service and distribution fees	283
Variation margin on futures contracts	21,307

Net cash provided by operating activities	10,210,024

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(3,388,356)
Repayments of TOB Trust Certificates	(5,530,000)
Repayments of Loan for TOB Trust Certificates	(1,680,000)
Payments on redemption of capital shares	(53,894,699)
Proceeds from TOB Trust Certificates	1,680,000
Proceeds from Loan for TOB Trust Certificates	840,000
Proceeds from issuance of capital shares	51,763,031

Net cash used for financing activities	(10,210,024)

CASH
Net increase in restricted and unrestricted cash	—
Restricted and unrestricted cash at beginning of period	—

Restricted and unrestricted cash at end of period	$—

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$470,279

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to shareholders	$5,131,948

See notes to financial statements.

62	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		BlackRock California Municipal Opportunities Fund

		Institutional

	Six Months Ended 11/30/20 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.21		$12.71	$12.76	$12.60	$12.73	$12.33

Net investment income(a)	0.13		0.27	0.34	0.34	0.36	0.39
Net realized and unrealized gain (loss)	0.45		(0.50)	0.19	0.20	(0.13)	0.40

Net increase (decrease) from investment operations	0.58		(0.23)	0.53	0.54	0.23	0.79

Distributions(b)
From net investment income		(0.13)	(0.27)	(0.34)	(0.34)	(0.36)	(0.39)
From net realized gain	—		—	(0.24)	(0.04)	—	—

Total distributions		(0.13)	(0.27)	(0.58)	(0.38)	(0.36)	(0.39)

Net asset value, end of period	$12.66		$12.21	$12.71	$12.76	$12.60	$12.73

Total Return(c)
Based on net asset value	4.76	%(d)	(1.85)%	4.28%	4.37%	1.88%	6.54%

Ratios to Average Net Assets(e)
Total expenses(f)	0.47	%(g)	0.57%	0.63%	0.57%	0.61%	0.68%

Total expenses after fees waived and/or reimbursed	0.46	%(g)	0.55%	0.61%	0.54%	0.54%	0.66%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.43	%(g)	0.43%	0.44%	0.44%	0.46%	0.62%

Net investment income	2.07	%(g)	2.13%	2.70%	2.68%	2.88%	3.10%

Supplemental Data
Net assets, end of period (000)	$1,743,782		$1,865,633	$2,016,387	$1,190,045	$611,571	$494,888

Borrowings outstanding, end of period (000)	$143,145		$148,145	$253,167	$141,267	$60,642	$40,310

Portfolio turnover rate		27%	117%	126%	129%	142%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.02%	0.02%	0.01%	0.01%	—%

(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 11/30/20 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017		2016

Expense ratios	0.47%	0.56%	0.62%	0.57%	N/A	%	0.68%

(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock California Municipal Opportunities Fund (continued)

		Investor A

	Six Months Ended 11/30/20 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.19		$12.70	$12.75	$12.58	$12.71	$12.32

Net investment income(a)	0.11		0.24	0.31	0.31	0.33	0.36
Net realized and unrealized gain (loss)	0.45		(0.51)	0.19	0.21	(0.13)	0.40

Net increase (decrease) from investment operations	0.56		(0.27)	0.50	0.52	0.20	0.76

Distributions(b)
From net investment income		(0.11)	(0.24)	(0.31)	(0.31)	(0.33)	(0.37)
From net realized gain	—		—	(0.24)	(0.04)	—	—

Total distributions		(0.11)	(0.24)	(0.55)	(0.35)	(0.33)	(0.37)

Net asset value, end of period	$12.64		$12.19	$12.70	$12.75	$12.58	$12.71

Total Return(c)
Based on net asset value	4.64	%(d)	(2.18)%	4.02%	4.19%	1.63%	6.23%

Ratios to Average Net Assets(e)
Total expenses(f)	0.72	%(g)	0.82%	0.88%	0.81%	0.85%	0.93%

Total expenses after fees waived and/or reimbursed	0.71	%(g)	0.80%	0.86%	0.79%	0.79%	0.88%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.68	%(g)	0.68%	0.69%	0.69%	0.71%	0.84%

Net investment income	1.82	%(g)	1.88%	2.45%	2.45%	2.64%	2.87%

Supplemental Data
Net assets, end of period (000)	$1,053,542		$1,069,541	$941,069	$631,410	$438,543	$364,093

Borrowings outstanding, end of period (000)	$143,145		$148,145	$253,167	$141,267	$60,642	$40,310

Portfolio turnover rate		27%	117%	126%	129%	142%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.02%	0.02%	0.01%	0.01%	—%

(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 11/30/20 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Expense ratios	0.72%	0.82%	0.88%	0.81%	0.85%	N/A	%

(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

64	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock California Municipal Opportunities Fund (continued)

		Investor A1

	Six Months Ended 11/30/20 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.20		$12.71	$12.76	$12.59	$12.72	$12.33

Net investment income(a)	0.12		0.26	0.33	0.33	0.35	0.38
Net realized and unrealized gain (loss)	0.46		(0.51)	0.19	0.21	(0.13)	0.39

Net increase (decrease) from investment operations	0.58		(0.25)	0.52	0.54	0.22	0.77

Distributions(b)
From net investment income		(0.12)	(0.26)	(0.33)	(0.33)	(0.35)	(0.38)
From net realized gain	—		—	(0.24)	(0.04)	—	—

Total distributions		(0.12)	(0.26)	(0.57)	(0.37)	(0.35)	(0.38)

Net asset value, end of period	$12.66		$12.20	$12.71	$12.76	$12.59	$12.72

Total Return(c)
Based on net asset value	4.80	%(d)	(2.01)%	4.18%	4.35%	1.78%	6.35%

Ratios to Average Net Assets(e)
Total expenses(f)	0.56	%(g)	0.65%	0.72%	0.66%	0.70%	0.79%

Total expenses after fees waived and/or reimbursed	0.56	%(g)	0.63%	0.70%	0.64%	0.64%	0.77%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.53	%(g)	0.51%	0.53%	0.54%	0.56%	0.72%

Net investment income	1.97	%(g)	2.08%	2.61%	2.61%	2.78%	3.06%

Supplemental Data
Net assets, end of period (000)	$103,166		$103,229	$112,554	$118,780	$126,274	$139,805

Borrowings outstanding, end of period (000)	$143,145		$148,145	$253,167	$141,267	$60,642	$40,310

Portfolio turnover rate		27%	117%	126%	129%	142%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.02%	0.02%	0.01%	0.01%	—%

(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 11/30/20 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Expense ratios	0.56%	0.65%	0.71%	0.66%	—%	—%

(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock California Municipal Opportunities Fund (continued)

		Investor C

	Six Months Ended 11/30/20 (unaudited)		Year Ended May 31,
			2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.21		$12.71		$12.76		$12.60		$12.73		$12.33

Net investment income(a)	0.07		0.14		0.21		0.22		0.24		0.27
Net realized and unrealized gain (loss)	0.45		(0.50)		0.19		0.20		(0.13)		0.40

Net increase (decrease) from investment operations	0.52		(0.36)		0.40		0.42		0.11		0.67

Distributions(b)
From net investment income		(0.07)	(0.14)		(0.21)		(0.22)		(0.24)		(0.27)
From net realized gain	—		—		(0.24)		(0.04)		—		—

Total distributions		(0.07)	(0.14)		(0.45)		(0.26)		(0.24)		(0.27)

Net asset value, end of period	$12.66		$12.21		$12.71		$12.76		$12.60		$12.73

Total Return(c)
Based on net asset value	4.24	%(d)	(2.82)%		3.24%		3.33%		0.87%		5.51%

Ratios to Average Net Assets(e)
Total expenses	1.47	%(f)	1.57	%(g)	1.63	%(g)	1.57	%(g)	1.61	%(g)	1.70%

Total expenses after fees waived and/or reimbursed	1.46	%(f)	1.56%		1.61%		1.54%		1.54%		1.64%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	1.43	%(f)	1.43%		1.44%		1.44%		1.46%		1.60%

Net investment income	1.06	%(f)	1.14%		1.70%		1.70%		1.89%		2.14%

Supplemental Data
Net assets, end of period (000)	$120,512		$144,972		$150,543		$124,032		$112,978		$103,993

Borrowings outstanding, end of period (000)	$143,145		$148,145		$253,167		$141,267		$60,642		$40,310

Portfolio turnover rate		27%	117%		126%		129%		142%		119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.02%	0.02%	0.01%	0.01%	—%

(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

66	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Class K

	Six Months Ended 11/30/20 (unaudited)		Year Ended May 31,			Period from 01/25/18 to 05/31/18	(a)
			2020		2019

Net asset value, beginning of period	$12.21		$12.71		$12.76	$12.71

Net investment income(b)	0.13		0.28		0.34	0.11
Net realized and unrealized gain (loss)	0.45		(0.50)		0.19	0.06

Net increase (decrease) from investment operations	0.58		(0.22)		0.53	0.17

Distributions(c)
From net investment income		(0.13)	(0.28)		(0.34)	(0.12)
From net realized gain	—		—		(0.24)	—

Total distributions		(0.13)	(0.28)		(0.58)	(0.12)

Net asset value, end of period	$12.66		$12.21		$12.71	$12.76

Total Return(d)
Based on net asset value	4.78	%(e)	(1.80)%		4.33%	1.31	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.43	%(g)	0.51	%(h)	0.58%	0.54	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.42	%(g)	0.50%		0.56%	0.49	%(g)

Total expenses after fees waived and/or reimbursed and excluding interest expense(j)	0.39	%(g)	0.38%		0.39%	0.39	%(g)

Net investment income	2.11	%(g)	2.19%		2.71%	2.76	%(g)

Supplemental Data
Net assets, end of period (000)	$94,681		$108,494		$113,480	$36,441

Borrowings outstanding, end of period (000)	$143,145		$148,145		$253,167	$141,267

Portfolio turnover rate		27%	117%		126%	129%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20	Year Ended May 31,		Period from 01/25/18	(a)
	(unaudited)	2020	2019	to 05/31/18
Investments in underlying funds	0.01%	0.02%	0.02%	0.01%

(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.54%.
(j)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New Jersey Municipal Bond Fund
		Institutional
	Six Months Ended 11/30/20 (unaudited)		Year Ended May 31,
			2020	2019	2018		2017	2016

Net asset value, beginning of period	$10.84		$11.30	$11.05	$11.05		$11.38	$11.01

Net investment income(a)	0.18		0.37	0.40	0.40		0.39	0.40
Net realized and unrealized gain (loss)	0.58		(0.46)	0.25	(0.00	)(b)	(0.33)	0.37

Net increase (decrease) from investment operations	0.76		(0.09)	0.65	0.40		0.06	0.77

Distributions from net investment income(c)		(0.18)	(0.37)	(0.40)	(0.40)		(0.39)	(0.40)

Net asset value, end of period	$11.42		$10.84	$11.30	$11.05		$11.05	$11.38

Total Return(d)
Based on net asset value	7.03	%(e)	(0.89)%	6.05%	3.69%		0.56%	7.13%

Ratios to Average Net Assets(f)
Total expenses	0.72	%(g)	0.81%	0.85%	0.84%		0.80%	0.81%

Total expenses after fees waived and/or reimbursed	0.56	%(g)	0.63%	0.65%	0.64%		0.66%	0.75%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.52	%(g)	0.52%	0.52%	0.54%		0.61%	0.72%

Net investment income	3.18	%(g)	3.27%	3.65%	3.60%		3.51%	3.58%

Supplemental Data
Net assets, end of period (000)	$202,576		$188,512	$178,716	$152,759		$141,585	$135,174

Borrowings outstanding, end of period (000)	$18,303		$22,054	$16,419	$16,419		$9,281	$9,281

Portfolio turnover rate		6%	21%	15%	16%		21%	7%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	—%	0.01%	—%

(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

68	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New Jersey Municipal Bond Fund (continued)
		Service

	Six Months Ended 11/30/20 (unaudited)		Year Ended May 31,
			2020	2019	2018		2017	2016

Net asset value, beginning of period	$10.84		$11.30	$11.05	$11.05		$11.38	$11.01

Net investment income(a)	0.16		0.34	0.37	0.37		0.36	0.38
Net realized and unrealized gain (loss)	0.58		(0.46)	0.25	(0.00	)(b)	(0.32)	0.38

Net increase (decrease) from investment operations	0.74		(0.12)	0.62	0.37		0.04	0.76

Distributions from net investment income(c)		(0.16)	(0.34)	(0.37)	(0.37)		(0.37)	(0.39)

Net asset value, end of period	$11.42		$10.84	$11.30	$11.05		$11.05	$11.38

Total Return(d)
Based on net asset value	6.90	%(e)	(1.13)%	5.79%	3.43%		0.36%	7.00%

Ratios to Average Net Assets(f)
Total expenses	0.96	%(g)	1.02%	1.08%	1.09%		1.05%	1.05%

Total expenses after fees waived and/or reimbursed	0.81	%(g)	0.88%	0.90%	0.89%		0.86%	0.87%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.77	%(g)	0.77%	0.77%	0.79%		0.82%	0.84%

Net investment income	2.85	%(g)	2.98%	3.34%	3.35%		3.27%	3.43%

Supplemental Data
Net assets, end of period (000)	$7,801		$7,466	$7,874	$7,921		$9,594	$10,514

Borrowings outstanding, end of period (000)	$18,303		$22,054	$16,419	$16,419		$9,281	$9,281

Portfolio turnover rate		6%	21%	15%	16%		21%	7%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	—%	0.01%	—%

(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New Jersey Municipal Bond Fund (continued)
		Investor A

	Six Months Ended 11/30/20 (unaudited)		Year Ended May 31,
			2020	2019	2018		2017	2016

Net asset value, beginning of period	$10.85		$11.31	$11.06	$11.06		$11.39	$11.02

Net investment income(a)	0.16		0.34	0.37	0.37		0.37	0.38
Net realized and unrealized gain (loss)	0.58		(0.46)	0.25	(0.00	)(b)	(0.33)	0.38

Net increase (decrease) from investment operations	0.74		(0.12)	0.62	0.37		0.04	0.76

Distributions from net investment income(c)		(0.16)	(0.34)	(0.37)	(0.37)		(0.37)	(0.39)

Net asset value, end of period	$11.43		$10.85	$11.31	$11.06		$11.06	$11.39

Total Return(d)
Based on net asset value	6.90	%(e)	(1.13)%	5.79%	3.43%		0.36%	6.99%

Ratios to Average Net Assets(f)
Total expenses	0.93	%(g)	1.02%	1.05%	1.02%		0.99%	0.99%

Total expenses after fees waived and/or reimbursed	0.81	%(g)	0.88%	0.90%	0.89%		0.86%	0.87%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	0.76	%(g)	0.77%	0.77%	0.79%		0.82%	0.84%

Net investment income	2.92	%(g)	3.01%	3.39%	3.35%		3.29%	3.44%

Supplemental Data
Net assets, end of period (000)	$118,630		$106,048	$90,055	$72,565		$77,920	$81,164

Borrowings outstanding, end of period (000)	$18,303		$22,054	$16,419	$16,419		$9,281	$9,281

Portfolio turnover rate		6%	21%	15%	16%		21%	7%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	—%	0.01%	—%

(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

70	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New Jersey Municipal Bond Fund (continued)

		Investor A1

	Six Months Ended 11/30/20 (unaudited)
			Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.85		$11.31	$11.06	$11.07	$11.39	$11.02

Net investment income(a)	0.17		0.36	0.39	0.39	0.38	0.40
Net realized and unrealized gain (loss)	0.58		(0.46)	0.25	(0.01)	(0.32)	0.37

Net increase (decrease) from investment operations	0.75		(0.10)	0.64	0.38	0.06	0.77

Distributions from net investment income(b)		(0.17)	(0.36)	(0.39)	(0.39)	(0.38)	(0.40)

Net asset value, end of period	$11.43		$10.85	$11.31	$11.06	$11.07	$11.39

Total Return(c)
Based on net asset value	6.98	%(d)	(0.97)%	5.95%	3.49%	0.59%	7.12%

Ratios to Average Net Assets(e)
Total expenses	0.78	%(f)	0.85%	0.88%	0.87%	0.83%	0.83%

Total expenses after fees waived and/or reimbursed	0.66	%(f)	0.73%	0.74%	0.74%	0.72%	0.75%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.62	%(f)	0.61%	0.62%	0.64%	0.68%	0.72%

Net investment income	3.06	%(f)	3.16%	3.54%	3.50%	3.43%	3.57%

Supplemental Data
Net assets, end of period (000)	$17,862		$17,241	$19,760	$20,534	$22,697	$26,092

Borrowings outstanding, end of period (000)	$18,303		$22,054	$16,419	$16,419	$9,281	$9,281

Portfolio turnover rate		6%	21%	15%	16%	21%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)
		Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	—%	0.01%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New Jersey Municipal Bond Fund (continued)

		Investor C

	Six Months Ended 11/30/20 (unaudited)
			Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.84		$11.30	$11.05	$11.05	$11.38	$11.00

Net investment income(a)	0.12		0.25	0.29	0.29	0.28	0.30
Net realized and unrealized gain (loss)	0.57		(0.45)	0.25	0.00 (b)	(0.33)	0.38

Net increase (decrease) from investment operations	0.69		(0.20)	0.54	0.29	(0.05)	0.68

Distributions from net investment income(c)		(0.12)	(0.26)	(0.29)	(0.29)	(0.28)	(0.30)

Net asset value, end of period	$11.41		$10.84	$11.30	$11.05	$11.05	$11.38

Total Return(d)
Based on net asset value	6.41	%(e)	(1.87)%	5.00%	2.65%	(0.41)%	6.28%

Ratios to Average Net Assets(f)
Total expenses	1.68	%(g)	1.76%	1.79%	1.78%	1.73%	1.73%

Total expenses after fees waived and/or reimbursed	1.56	%(g)	1.63%	1.64%	1.64%	1.62%	1.64%

Total expenses after fees waived and/or reimbursed and excluding interest expense(h)	1.52	%(g)	1.52%	1.52%	1.54%	1.57%	1.61%

Net investment income	2.16	%(g)	2.26%	2.64%	2.60%	2.53%	2.67%

Supplemental Data
Net assets, end of period (000)	$27,797		$32,313	$31,234	$29,509	$29,276	$30,810

Borrowings outstanding, end of period (000)	$18,303		$22,054	$16,419	$16,419	$9,281	$9,281

Portfolio turnover rate		6%	21%	15%	16%	21%	7%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)
		Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	—%	0.01%	—%

(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

72	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock New Jersey Municipal Bond Fund (continued)

		Class K

	Six Months Ended 11/30/20 (unaudited)				Period from
			Year Ended May 31,		01/25/18	(a)
			2020	2019	to 05/31/18

Net asset value, beginning of period	$10.83		$11.30	$11.04	$11.11

Net investment income(b)	0.18		0.37	0.41	0.14
Net realized and unrealized gain (loss)	0.58		(0.47)	0.26	(0.07)

Net increase (decrease) from investment operations	0.76		(0.10)	0.67	0.07

Distributions from net investment income(c)		(0.18)	(0.37)	(0.41)	(0.14)

Net asset value, end of period	$11.41		$10.83	$11.30	$11.04

Total Return(d)
Based on net asset value	7.06	%(e)	(0.93)%	6.20%	0.66	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.64	%(g)	0.72%	0.75%	0.74	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.51	%(g)	0.58%	0.60%	0.57	%(g)

Total expenses after fees waived and/or reimbursed and excluding interest expense(i)	0.47	%(g)	0.47%	0.47%	0.47	%(g)

Net investment income	3.22	%(g)	3.32%	3.70%	3.88	%(g)

Supplemental Data
Net assets, end of period (000)	$2,377		$2,075	$1,660	$1,776

Borrowings outstanding, end of period (000)	$18,303		$22,054	$16,419	$16,419

Portfolio turnover rate		6%	21%	15%	16%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)			Period from
		Year Ended May 31,		01/25/18	(a)
		2020	2019	to 05/31/18

Investments in underlying funds	0.01%	0.01%	0.01%	—%

(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.74%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Pennsylvania Municipal Bond Fund

		Institutional

	Six Months Ended 11/30/20 (unaudited)
			Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.75		$11.11	$10.98	$11.21	$11.58	$11.31

Net investment income(a)	0.17		0.38	0.43	0.45	0.46	0.46
Net realized and unrealized gain (loss)	0.37		(0.36)	0.13	(0.23)	(0.37)	0.27

Net increase from investment operations	0.54		0.02	0.56	0.22	0.09	0.73

Distributions from net investment income(b)		(0.17)	(0.38)	(0.43)	(0.45)	(0.46)	(0.46)

Net asset value, end of period	$11.12		$10.75	$11.11	$10.98	$11.21	$11.58

Total Return(c)
Based on net asset value	5.06	%(d)	0.14%	5.22%	2.02%	0.81%	6.59%

Ratios to Average Net Assets(e)
Total expenses	0.79	%(f)	0.93%	1.04%	0.97%	0.95%	0.87%

Total expenses after fees waived and/or reimbursed	0.62	%(f)	0.75%	0.84%	0.78%	0.78%	0.79%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.54	%(f)	0.54%	0.54%	0.55%	0.61%	0.71%

Net investment income	3.11	%(f)	3.44%	3.93%	4.06%	4.05%	4.04%

Supplemental Data
Net assets, end of period (000)	$381,098		$370,399	$379,911	$356,315	$298,557	$327,314

Borrowings outstanding, end of period (000)	$60,094		$64,784	$64,404	$70,199	$59,064	$49,627

Portfolio turnover rate		21%	26%	23%	17%	18%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)
		Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	—%	—%	—%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

74	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Pennsylvania Municipal Bond Fund (continued)

		Service

	Six Months Ended 11/30/20 (unaudited)
			Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.76		$11.13	$10.99	$11.22	$11.59	$11.31

Net investment income(a)	0.16		0.35	0.40	0.42	0.43	0.44
Net realized and unrealized gain (loss)	0.37		(0.37)	0.14	(0.23)	(0.37)	0.28

Net increase (decrease) from investment operations	0.53		(0.02)	0.54	0.19	0.06	0.72

Distributions from net investment income(b)		(0.16)	(0.35)	(0.40)	(0.42)	(0.43)	(0.44)

Net asset value, end of period	$11.13		$10.76	$11.13	$10.99	$11.22	$11.59

Total Return(c)
Based on net asset value	4.93	%(d)	(0.20)%	5.05%	1.76%	0.59%	6.50%

Ratios to Average Net Assets(e)
Total expenses	0.98	%(f)	1.14%	1.26%	1.19%	1.13%	1.12%

Total expenses after fees waived and/or reimbursed	0.87	%(f)	1.00%	1.09%	1.03%	1.00%	0.97%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.79	%(f)	0.79%	0.79%	0.80%	0.83%	0.89%

Net investment income	2.85	%(f)	3.19%	3.67%	3.81%	3.84%	3.85%

Supplemental Data
Net assets, end of period (000)	$2,158		$1,986	$2,080	$1,783	$1,427	$1,217

Borrowings outstanding, end of period (000)	$60,094		$64,784	$64,404	$70,199	$59,064	$49,627

Portfolio turnover rate		21%	26%	23%	17%	18%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)
		Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	—%	—%	—%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)

	Investor A

	Six Months Ended 11/30/20 (unaudited)
			Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.76		$11.13	$10.99	$11.22	$11.59	$11.32

Net investment income(a)	0.16		0.35	0.40	0.42	0.43	0.44
Net realized and unrealized gain (loss)	0.37		(0.37)	0.14	(0.23)	(0.37)	0.27

Net increase (decrease) from investment operations	0.53		(0.02)	0.54	0.19	0.06	0.71

Distributions from net investment income(b)		(0.16)	(0.35)	(0.40)	(0.42)	(0.43)	(0.44)

Net asset value, end of period	$11.13		$10.76	$11.13	$10.99	$11.22	$11.59

Total Return(c)
Based on net asset value	4.93	%(d)	(0.20)%	5.05%	1.76%	0.59%	6.40%

Ratios to Average Net Assets(e)
Total expenses	0.95	%(f)	1.09%	1.19%	1.16%	1.11%	1.04%

Total expenses after fees waived and/or reimbursed	0.86	%(f)	1.00%	1.09%	1.03%	1.00%	0.97%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.78	%(f)	0.79%	0.79%	0.80%	0.83%	0.89%

Net investment income	2.86	%(f)	3.19%	3.67%	3.82%	3.83%	3.85%

Supplemental Data
Net assets, end of period (000)	$145,861		$131,336	$110,756	$98,414	$130,405	$88,994

Borrowings outstanding, end of period (000)	$60,094		$64,784	$64,404	$70,199	$59,064	$49,627

Portfolio turnover rate		21%	26%	23%	17%	18%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)
		Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	—%	—%	—%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

76	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Pennsylvania Municipal Bond Fund (continued)

		Investor A1

	Six Months Ended 11/30/20 (unaudited)
			Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.77		$11.13	$11.00	$11.22	$11.60	$11.33

Net investment income(a)	0.17		0.37	0.42	0.44	0.45	0.46
Net realized and unrealized gain (loss)	0.36		(0.36)	0.13	(0.22)	(0.38)	0.27

Net increase from investment operations	0.53		0.01	0.55	0.22	0.07	0.73

Distributions from net investment income(b)		(0.17)	(0.37)	(0.42)	(0.44)	(0.45)	(0.46)

Net asset value, end of period	$11.13		$10.77	$11.13	$11.00	$11.22	$11.60

Total Return(c)
Based on net asset value	4.91	%(d)	0.04%	5.11%	2.01%	0.66%	6.57%

Ratios to Average Net Assets(e)
Total expenses	0.83	%(f)	0.96%	1.05%	0.98%	0.94%	0.87%

Total expenses after fees waived and/or reimbursed	0.72	%(f)	0.85%	0.94%	0.88%	0.85%	0.81%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.64	%(f)	0.64%	0.64%	0.65%	0.68%	0.73%

Net investment income	3.02	%(f)	3.34%	3.83%	3.96%	3.99%	4.02%

Supplemental Data
Net assets, end of period (000)	$9,304		$9,462	$10,502	$13,763	$15,266	$16,030

Borrowings outstanding, end of period (000)	$60,094		$64,784	$64,404	$70,199	$59,064	$49,627

Portfolio turnover rate		21%	26%	23%	17%	18%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)
			Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	—%	—%	—%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Pennsylvania Municipal Bond Fund (continued)

		Investor C

	Six Months Ended
	11/30/20		Year Ended May 31,
	(unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.76		$11.12	$10.99	$11.22	$11.59	$11.32

Net investment income(a)	0.12		0.27	0.32	0.34	0.35	0.35
Net realized and unrealized gain (loss)	0.37		(0.36)	0.13	(0.23)	(0.37)	0.27

Net increase (decrease) from investment operations	0.49		(0.09)	0.45	0.11	(0.02)	0.62

Distributions from net investment income(b)		(0.12)	(0.27)	(0.32)	(0.34)	(0.35)	(0.35)

Net asset value, end of period	$11.13		$10.76	$11.12	$10.99	$11.22	$11.59

Total Return(c)
Based on net asset value	4.53	%(d)	(0.85)%	4.18%	1.01%	(0.17)%	5.57%

Ratios to Average Net Assets(e)
Total expenses	1.72	%(f)	1.85%	1.95%	1.87%	1.84%	1.76%

Total expenses after fees waived and/or reimbursed	1.62	%(f)	1.75%	1.84%	1.78%	1.76%	1.76%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	1.54	%(f)	1.54%	1.54%	1.54%	1.59%	1.68%

Net investment income	2.12	%(f)	2.44%	2.93%	3.06%	3.08%	3.07%

Supplemental Data
Net assets, end of period (000)	$26,685		$29,078	$29,936	$32,105	$33,427	$34,195

Borrowings outstanding, end of period (000)	$60,094		$64,784	$64,404	$70,199	$59,064	$49,627

Portfolio turnover rate		21%	26%	23%	17%	18%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	11/30/20	Year Ended May 31,
	(unaudited)	2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	—%	—%	—%	—%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

78	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Pennsylvania Municipal Bond Fund (continued)

		Class K

	Six Months Ended 11/30/20 (unaudited)				Period from
			Year Ended May 31,		01/25/18	(a)
			2020	2019	to 05/31/18

Net asset value, beginning of period	$10.75		$11.11	$10.98	$11.07

Net investment income(b)	0.17		0.38	0.43	0.15
Net realized and unrealized gain (loss)	0.37		(0.35)	0.13	(0.09)

Net increase from investment operations	0.54		0.03	0.56	0.06

Distributions from net investment income(c)		(0.17)	(0.39)	(0.43)	(0.15)

Net asset value, end of period	$11.12		$10.75	$11.11	$10.98

Total Return(d)
Based on net asset value	5.09	%(e)	0.19%	5.28%	0.60	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.66	%(g)	0.80%	0.90%	0.84	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.57	%(g)	0.70%	0.79%	0.72	%(g)

Total expenses after fees waived and/or reimbursed and excluding interest expense(i)	0.49	%(g)	0.49%	0.49%	0.49	%(g)

Net investment income	3.16	%(g)	3.48%	3.98%	4.41	%(g)

Supplemental Data
Net assets, end of period (000)	$4,695		$3,982	$2,329	$2,488

Borrowings outstanding, end of period (000)	$60,094		$64,784	$64,404	$70,199

Portfolio turnover rate		21%	26%	23%	17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended			Period from
	11/30/20	Year Ended May 31,		01/25/18	(a)
	(unaudited)	2020	2019	to 05/31/18

Investments in underlying funds	0.01%	0.01%	—%	—%

(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.84%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Strategic Municipal Opportunities Fund

		Institutional

	Six Months Ended 11/30/20 (unaudited)
			Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.90		$11.70	$11.75	$11.57	$11.79	$11.24

Net investment income(a)	0.14		0.29	0.35	0.33	0.31	0.31
Net realized and unrealized gain (loss)	0.52		(0.80)	0.14	0.18	(0.07)	0.55

Net increase (decrease) from investment operations	0.66		(0.51)	0.49	0.51	0.24	0.86

Distributions(b)
From net investment income		(0.14)	(0.29)	(0.35)	(0.33)	(0.31)	(0.31)
From net realized gain	—		—	(0.19)	—	(0.15)	—

Total distributions		(0.14)	(0.29)	(0.54)	(0.33)	(0.46)	(0.31)

Net asset value, end of period	$11.42		$10.90	$11.70	$11.75	$11.57	$11.79

Total Return(c)
Based on net asset value	6.07	%(d)	(4.46)%	4.41%	4.47%	2.13%	7.76%

Ratios to Average Net Assets(e)
Total expenses	0.65	%(f)	0.75%	0.82%	0.81%	0.74%	0.72%

Total expenses after fees waived and/or reimbursed	0.59	%(f)	0.70%	0.77%	0.75%	0.69%	0.67%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.53	%(f)	0.54%	0.55%	0.57%	0.57%	0.59%

Net investment income	2.48	%(f)	2.53%	3.05%	2.83%	2.71%	2.69%

Supplemental Data
Net assets, end of period (000)	$5,855,377		$6,827,755	$8,539,776	$5,791,442	$3,512,455	$3,197,986

Borrowings outstanding, end of period (000)	$799,020		$869,463	$960,205	$767,480	$526,645	$412,485

Portfolio turnover rate		30%	119%	68%	145%	171%	174%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)
		Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

80	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Strategic Municipal Opportunities Fund (continued)

		Investor A
	Six Months Ended 11/30/20 (unaudited)
			Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.90		$11.69	$11.74	$11.56	$11.78	$11.23

Net investment income(a)	0.13		0.27	0.33	0.31	0.29	0.28
Net realized and unrealized gain (loss)	0.50		(0.79)	0.14	0.18	(0.07)	0.55

Net increase (decrease) from investment operations	0.63		(0.52)	0.47	0.49	0.22	0.83

Distributions(b)
From net investment income		(0.12)	(0.27)	(0.33)	(0.31)	(0.29)	(0.28)
From net realized gain	—		—	(0.19)	—	(0.15)	—

Total distributions		(0.12)	(0.27)	(0.52)	(0.31)	(0.44)	(0.28)

Net asset value, end of period	$11.41		$10.90	$11.69	$11.74	$11.56	$11.78

Total Return(c)
Based on net asset value	5.85	%(d)	(4.59)%	4.17%	4.26%	1.92%	7.62%

Ratios to Average Net Assets(e)
Total expenses	0.89	%(f)	0.98%	1.05%	1.02%	0.95%	0.94%

Total expenses after fees waived and/or reimbursed	0.84	%(f)	0.92%	1.00%	0.96%	0.90%	0.89%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.77	%(f)	0.76%	0.78%	0.78%	0.78%	0.80%

Net investment income	2.23	%(f)	2.31%	2.82%	2.63%	2.50%	2.47%

Supplemental Data

Net assets, end of period (000)	$1,752,472		$1,871,557	$1,846,094	$1,441,879	$1,049,555	$1,111,770

Borrowings outstanding, end of period (000)	$799,020		$869,463	$960,205	$767,480	$526,645	$412,485

Portfolio turnover rate		30%	119%	68%	145%	171%	174%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)
		Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Strategic Municipal Opportunities Fund (continued)

		Investor A1

	Six Months Ended 11/30/20 (unaudited)
			Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.90		$11.70	$11.75	$11.56	$11.79	$11.23

Net investment income(a)	0.13		0.29	0.35	0.32	0.31	0.30
Net realized and unrealized gain (loss)	0.51		(0.81)	0.14	0.19	(0.09)	0.56

Net increase (decrease) from investment operations	0.64		(0.52)	0.49	0.51	0.22	0.86

Distributions(b)
From net investment income		(0.13)	(0.28)	(0.35)	(0.32)	(0.30)	(0.30)
From net realized gain	—		—	(0.19)	—	(0.15)	—

Total distributions		(0.13)	(0.28)	(0.54)	(0.32)	(0.45)	(0.30)

Net asset value, end of period	$11.41		$10.90	$11.70	$11.75	$11.56	$11.79

Total Return(c)
Based on net asset value	5.93	%(d)	(4.52)%	4.33%	4.49%	1.98%	7.78%

Ratios to Average Net Assets(e)
Total expenses	0.75	%(f)	0.82%	0.90%	0.88%	0.81%	0.79%

Total expenses after fees waived and/or reimbursed	0.69	%(f)	0.76%	0.84%	0.83%	0.76%	0.74%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.62	%(f)	0.60%	0.62%	0.64%	0.64%	0.66%

Net investment income	2.40	%(f)	2.48%	2.99%	2.77%	2.64%	2.65%

Supplemental Data

Net assets, end of period (000)	$24,349		$23,881	$27,606	$29,233	$30,691	$33,472

Borrowings outstanding, end of period (000)	$799,020		$869,463	$960,205	$767,480	$526,645	$412,485

Portfolio turnover rate		30%	119%	68%	145%	171%	174%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)
		Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

82	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Strategic Municipal Opportunities Fund (continued)

		Investor C
	Six Months Ended
	11/30/20		Year Ended May 31,
	(unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.90		$11.70	$11.75	$11.56	$11.79	$11.23

Net investment income(a)	0.08		0.18	0.24	0.22	0.20	0.20
Net realized and unrealized gain (loss)	0.52		(0.80)	0.14	0.19	(0.08)	0.56

Net increase (decrease) from investment operations	0.60		(0.62)	0.38	0.41	0.12	0.76

Distributions(b)
From net investment income		(0.08)	(0.18)	(0.24)	(0.22)	(0.20)	(0.20)
From net realized gain	—		—	(0.19)	—	(0.15)	—

Total distributions		(0.08)	(0.18)	(0.43)	(0.22)	(0.35)	(0.20)

Net asset value, end of period	$11.42		$10.90	$11.70	$11.75	$11.56	$11.79

Total Return(c)
Based on net asset value	5.54	%(d)	(5.39)%	3.39%	3.54%	1.05%	6.80%

Ratios to Average Net Assets(e)
Total expenses	1.66	%(f)	1.73%	1.81%	1.79%	1.72%	1.70%

Total expenses after fees waived and/or reimbursed	1.60	%(f)	1.68%	1.75%	1.73%	1.67%	1.65%

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	1.53	%(f)	1.52%	1.53%	1.55%	1.55%	1.57%

Net investment income	1.48	%(f)	1.56%	2.07%	1.86%	1.73%	1.72%

Supplemental Data

Net assets, end of period (000)	$207,017		$271,382	$307,887	$269,156	$251,966	$262,800

Borrowings outstanding, end of period (000)	$799,020		$869,463	$960,205	$767,480	$526,645	$412,485

Portfolio turnover rate		30%	119%	68%	145%	171%	174%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)
		Year Ended May 31,
		2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Strategic Municipal Opportunities Fund (continued)

		Class K

	Six Months Ended 11/30/20 (unaudited)				Period from
			Year Ended May 31,		01/25/18	(a)
			2020	2019	to 05/31/18

Net asset value, beginning of period	$10.90		$11.70	$11.75	$11.73

Net investment income(b)	0.14		0.30	0.36	0.11
Net realized and unrealized gain (loss)	0.52		(0.80)	0.14	0.02

Net increase (decrease) from investment operations	0.66		(0.50)	0.50	0.13

Distributions(c)
From net investment income		(0.14)	(0.30)	(0.36)	(0.11)
From net realized gain	—		—	(0.19)	—

Total distributions		(0.14)	(0.30)	(0.55)	(0.11)

Net asset value, end of period	$11.42		$10.90	$11.70	$11.75

Total Return(d)
Based on net asset value	6.09	%(e)	(4.39)%	4.47%	1.16	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.61	%(g)	0.69%	0.76%	0.74	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.56	%(g)	0.63%	0.71%	0.68	%(g)

Total expenses after fees waived and/or reimbursed and excluding interest expense(i)	0.49	%(g)	0.47%	0.48%	0.50	%(g)

Net investment income	2.51	%(g)	2.59%	3.11%	3.20	%(g)

Supplemental Data
Net assets, end of period (000)	$149,918		$162,366	$126,051	$63,971

Borrowings outstanding, end of period (000)	$799,020		$869,463	$960,205	$767,480

Portfolio turnover rate		30%	119%	68%	145%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/20 (unaudited)			Period from
		Year Ended May 31,		01/25/18	(a)
		2020	2019	to 05/31/18

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%

(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.74%.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

84	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (each, a “Trust” or collectively, the “Trusts”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust.

Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock California Municipal Series Trust	BlackRock California Municipal Opportunities Fund	California Municipal Opportunities	Diversified
BlackRock Multi-State Municipal Series Trust	BlackRock New Jersey Municipal Bond Fund	New Jersey Municipal Bond	Non-diversified
	BlackRock Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Bond	Non-diversified
BlackRock Municipal Series Trust	BlackRock Strategic Municipal Opportunities Fund	Strategic Municipal Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for California Municipal Opportunities only, fee based programs previously approved by the Fund. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service and Class K Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 4.00% for all Funds other than Strategic Municipal Opportunities, which is subject to a maximum sales charge of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans or, for California Municipal Opportunities only, fee based programs previously approved by the Fund, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders and, for California Municipal Opportunities only, fee based programs previously approved by the Fund.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Board of Trustees of the Trusts (the “Board”), the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements (unaudited) (continued)

earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments)

86	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a fund. A fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
California Municipal Opportunities	$97,475	$304,418	$83,004	$484,897
New Jersey Municipal Bond	19,329	39,098	20,500	78,927

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total

Pennsylvania Municipal Bond	$53,913	$127,397	$43,517	$224,827
Strategic Municipal Opportunities	662,757	1,798,055	552,449	3,013,261

For the six months ended November 30, 2020, the following table is a summary of each Fund’s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts	(a)	Liability for TOB Trust Certificates	(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts

California Municipal Opportunities	$350,184,540		$143,144,977		0.13% — 0.14%	$143,254,267	0.67%
New Jersey Municipal Bond	35,059,707		18,302,572		0.10 — 0.26	20,085,907	0.78
Pennsylvania Municipal Bond	115,748,707		60,093,902		0.14 — 0.36	62,240,951	0.72
Strategic Municipal Opportunities	1,323,725,361		799,019,985		0.13 — 0.41	822,477,602	0.73

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts Schedules of Investments.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, a fund enters into a reimbursement agreement with the Liquidity Provider where a fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a fund invests in a recourse TOB Trust, a fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at November 30, 2020, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at November 30, 2020.

For the six months ended November 30, 2020, the following table is a summary of each Fund’s Loan for TOB Trust Certificates:

Fund Name	Loans Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans

Pennsylvania Municipal Bond	$—	—%	$82,623	0.71%

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

88	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

	Investment Advisory Fees

Average Daily Net Assets	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities

First $1 billion	0.38%	0.52%	0.52%	0.55%
$1 billion — $3 billion	0.36	0.49	0.49	0.52
$3 billion — $5 billion	0.34	0.47	0.47	0.50
$5 billion — $10 billion	0.33	0.45	0.45	0.48
Greater than $10 billion	0.32	0.44	0.44	0.47

For the six months ended November 30, 2020, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Fund Name	Amounts Reimbursed

California Municipal Opportunities	$24,574
New Jersey Municipal Bond	2,320
Pennsylvania Municipal Bond	3,480
Strategic Municipal Opportunities	72,725

Service and Distribution Fees: Each Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	California Municipal Opportunities		New Jersey Municipal Bond		Pennsylvania Municipal Bond		Strategic Municipal Opportunities

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees

Service	N/A	N/A	0.25%	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A	0.25%	N/A
Investor A1	0.10	N/A	0.10	N/A	0.10	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor A1	Investor C	Total

California Municipal Opportunities	$—	$1,330,126	$51,704	$660,052	$2,041,882
New Jersey Municipal Bond	9,604	143,369	8,870	147,319	309,162
Pennsylvania Municipal Bond	2,584	175,102	4,743	138,032	320,461
Strategic Municipal Opportunities	—	2,290,508	12,125	1,163,316	3,465,949

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2020, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional

New Jersey Municipal Bond	$16,184
Pennsylvania Municipal Bond	59,728
Strategic Municipal Opportunities	143,037

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total

California Municipal Opportunities	$1,922	$—	$2,045	$847	$360	$103	$5,277
New Jersey Municipal Bond	187	668	366	167	152	4	1,544
Pennsylvania Municipal Bond	366	37	549	246	177	16	1,391
Strategic Municipal Opportunities	7,482	—	4,305	102	915	234	13,038

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total

California Municipal Opportunities	$362,378	$—	$209,687	$18,492	$29,530	$1,213	$ 621,300
New Jersey Municipal Bond	89,376	2,958	24,144	3,959	7,261	84	127,782
Pennsylvania Municipal Bond	264,135	741	31,081	3,530	8,436	181	308,104
Strategic Municipal Opportunities	1,358,331	—	334,893	4,867	59,215	4,787	1,762,093

Other Fees: For the six months ended November 30, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Share Class	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities

Investor A	$1,134	$953	$4,099	$3,428

For the six months ended November 30, 2020, affiliates received CDSCs as follows:

Share Class	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities

Investor A	$130,947	$2,190	$15,831	$213,585
Investor C	10,933	3,414	1,252	17,103

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. With respect to California Municipal Opportunities, New Jersey Municipal Bond and Pennsylvania Municipal Bond, the amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2020, the amounts waived were as follows:

Fund Name	Amounts Waived

California Municipal Opportunities	$38,429
New Jersey Municipal Bond	6,744
Pennsylvania Municipal Bond	9,047
Strategic Municipal Opportunities	129,052

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to these arrangements.

With respect to California Municipal Opportunities, New Jersey Municipal Bond and Pennsylvania Municipal Bond, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K

California Municipal Opportunities	0.44%	—%	0.69%	0.54%	1.44%	0.39%
New Jersey Municipal Bond	0.52	0.77	0.77	0.62	1.52	0.47
Pennsylvania Municipal Bond	0.54	0.79	0.79	0.64	1.54	0.49

The Manager has agreed not to reduce or discontinue these contractual expense limitations through September 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2020, the Manager waived and/or reimbursed amounts as follows, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

Fund Name	Amounts Waived

California Municipal Opportunities	$81,849
New Jersey Municipal Bond	215,810
Pennsylvania Municipal Bond	229,241

With respect to Strategic Municipal Opportunities, the Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.05% of the Fund’s average daily net assets through September 30, 2021. The agreement may be terminated upon 90 days’ notice by a majority of Independent Trustees of BlackRock Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2020, the Manager waived $2,166,802 pursuant to this agreement.

90	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2020, transfer agent fees waived and/or reimbursed — class specific were as follows:

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific

Fund Name	Institutional	Service	Investor A1	Investor C	Class K	Total

California Municipal Opportunities	$—	$—	$—	$—	$988	$988
New Jersey Municipal Bond	39,978	1,037	—	30	84	41,129
Pennsylvania Municipal Bond	168,942	223	1,158	1,534	180	172,037

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

California Municipal Opportunities	$822,743,125	$1,047,200,961
New Jersey Municipal Bond	26,179,675	20,800,762
Pennsylvania Municipal Bond	137,002,242	125,333,719
Strategic Municipal Opportunities	2,713,321,507	4,248,548,951

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of May 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities

Non-expiring capital loss carryforwards	$227,807,093	$12,667,504	$25,384,879	$841,845,687

As of November 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities

Tax cost	$2,872,583,922	$339,134,194	$535,346,456	$7,625,407,267

Gross unrealized appreciation	$198,987,223	$34,157,464	$39,812,713	$415,990,096
Gross unrealized depreciation	(11,373,329)	(577,969)	(4,175,212)	(84,765,937)

Net unrealized appreciation (depreciation)	$187,613,894	$33,579,495	$35,637,501	$331,224,159

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (unaudited) (continued)

9.	BANK BORROWINGS

Each Trust, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2020, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

92	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/20		Year Ended 05/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

California Municipal Opportunities Institutional
Shares sold	21,861,669	$271,658,808	80,671,530	$1,020,668,423
Shares issued in reinvestment of distributions	1,260,210	15,706,946	3,147,367	39,748,171
Shares redeemed	(38,190,428)	(474,015,597)	(89,603,098)	(1,100,509,206)

	(15,068,549)	$(186,649,843)	(5,784,201)	$(40,092,612)

Investor A
Shares sold and automatic conversion of shares	5,630,952	$70,005,909	36,985,652	$471,317,122
Shares issued in reinvestment of distributions	712,677	8,873,869	1,559,250	19,650,622
Shares redeemed	(10,731,808)	(133,293,640)	(24,939,474)	(307,195,670)

	(4,388,179)	$(54,413,862)	13,605,428	$183,772,074

Investor A1
Shares sold	2	$223	22	$274
Shares issued in reinvestment of distributions	50,005	623,238	107,798	1,360,745
Shares redeemed	(356,102)	(4,426,825)	(505,244)	(6,334,055)

	(306,095)	$(3,803,364)	(397,424)	$(4,973,036)

Investor C
Shares sold	289,363	$3,596,766	3,106,412	$39,610,966
Shares issued in reinvestment of distributions	53,411	665,691	131,424	1,657,881
Shares redeemed and automatic conversion of shares	(2,698,144)	(33,595,864)	(3,203,262)	(39,836,061)

	(2,355,370)	$(29,333,407)	34,574	$1,432,786

Investor C1(a)
Shares issued in reinvestment of distributions	—	$—	—	$2
Shares redeemed	—	—	(15,891)	(206,596)

	—	$—	(15,891)	$(206,594)

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/20		Year Ended 05/31/20

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

California Municipal Opportunities (continued)
Class K
Shares sold	862,714	$10,722,129	7,672,224	$97,769,190
Shares issued in reinvestment of distributions	78,102	973,567	160,372	2,019,859
Shares redeemed	(2,348,157)	(29,265,545)	(7,871,338)	(94,632,110)

	(1,407,341)	$(17,569,849)	(38,742)	$5,156,939

	(23,525,534)	$(291,770,325)	7,403,744	$145,089,557

	Six Months Ended 11/30/20		Year Ended 05/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

New Jersey Municipal Bond Institutional
Shares sold	1,609,194	$18,041,404	4,824,332	$54,566,741
Shares issued in reinvestment of distributions	185,903	2,092,769	368,838	4,148,676
Shares redeemed	(1,443,450)	(16,141,036)	(3,617,675)	(39,891,335)

	351,647	$3,993,137	1,575,495	$18,824,082

Service
Shares sold	723	$8,100	2,949	$32,067
Shares issued in reinvestment of distributions	9,373	105,499	19,434	218,731
Shares redeemed	(15,607)	(174,635)	(30,381)	(337,724)

	(5,511)	$(61,036)	(7,998)	$(86,926)

Investor A
Shares sold and automatic conversion of shares	1,116,584	$12,527,864	4,061,579	$46,088,376
Shares issued in reinvestment of distributions	134,399	1,514,186	261,193	2,941,842
Shares redeemed	(644,563)	(7,240,198)	(2,509,844)	(27,917,059)

	606,420	$6,801,852	1,812,928	$21,113,159

Investor A1
Shares sold	—	$—	2	$28
Shares issued in reinvestment of distributions	16,474	185,622	36,105	407,053
Shares redeemed	(42,548)	(475,304)	(194,083)	(2,193,404)

	(26,074)	$(289,682)	(157,976)	$(1,786,323)

Investor C
Shares sold	130,867	$1,465,806	826,582	$9,394,118
Shares issued in reinvestment of distributions	25,804	290,274	59,478	668,894
Shares redeemed and automatic conversion of shares	(703,152)	(7,885,751)	(668,851)	(7,417,679)

	(546,481)	$(6,129,671)	217,209	$2,645,333

Investor C1(a)
Shares sold	—	$—	3	$44
Shares issued in reinvestment of distributions	—	—	23	260
Shares redeemed	—	—	(2,019)	(23,542)

	—	$—	(1,993)	$(23,238)

Class K
Shares sold	24,332	$273,492	48,368	$539,457
Shares issued in reinvestment of distributions	2,868	32,282	5,021	56,444
Shares redeemed	(10,442)	(115,914)	(8,833)	(96,166)

	16,758	$189,860	44,556	$499,735

	396,759	$4,504,460	3,482,221	$41,185,822

94	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/20		Year Ended 05/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Pennsylvania Municipal Bond
Institutional
Shares sold	2,745,326	$30,115,380	6,635,531	$73,402,433
Shares issued in reinvestment of distributions	253,975	2,791,596	555,062	6,134,012
Shares redeemed	(3,172,697)	(34,743,839)	(6,921,554)	(75,151,282)

	(173,396)	$(1,836,863)	269,039	$4,385,163

Service
Shares sold	29,177	$321,334	141,441	$1,583,639
Shares issued in reinvestment of distributions	2,653	29,200	6,168	68,277
Shares redeemed	(22,416)	(245,774)	(150,019)	(1,659,534)

	9,414	$104,760	(2,410)	$(7,618)

Investor A
Shares sold and automatic conversion of shares	1,735,339	$19,090,581	3,456,983	$38,450,860
Shares issued in reinvestment of distributions	171,326	1,885,530	345,859	3,824,111
Shares redeemed	(1,003,553)	(10,991,448)	(1,554,429)	(17,100,294)

	903,112	$9,984,663	2,248,413	$25,174,677

Investor A1
Shares issued in reinvestment of distributions	7,692	$84,692	18,134	$200,819
Shares redeemed	(50,870)	(559,222)	(82,870)	(922,432)

	(43,178)	$(474,530)	(64,736)	$(721,613)

Investor C
Shares sold	88,261	$969,281	707,983	$7,845,586
Shares issued in reinvestment of distributions	24,840	273,246	60,574	670,191
Shares redeemed and automatic conversion of shares	(417,337)	(4,590,767)	(757,294)	(8,341,781)

	(304,236)	$(3,348,240)	11,263	$173,996

Investor C1(a)
Shares issued in reinvestment of distributions	—	$—	3	$38
Shares redeemed	—	—	(746)	(8,342)

	—	$—	(743)	$(8,304)

Class K
Shares sold	72,911	$800,251	237,976	$2,631,025
Shares issued in reinvestment of distributions	6,157	67,684	10,246	112,845
Shares redeemed	(27,149)	(297,840)	(87,302)	(944,340)

	51,919	$570,095	160,920	$1,799,530

	443,635	$4,999,885	2,621,746	$30,795,831

	Six Months Ended 11/30/20		Year Ended 05/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Strategic Municipal Opportunities Institutional
Shares sold	76,361,116	$851,948,558	315,544,558	$3,644,033,630
Shares issued in reinvestment of distributions	5,363,277	60,071,631	14,850,481	171,358,616
Shares redeemed	(195,152,191)	(2,178,514,136)	(434,132,060)	(4,777,669,748)

	(113,427,798)	$(1,266,493,947)	(103,737,021)	$(962,277,502)

Investor A
Shares sold and automatic conversion of shares	14,977,241	$167,469,822	62,666,949	$726,027,777
Shares issued in reinvestment of distributions	1,680,379	18,818,015	3,763,107	43,316,515
Shares redeemed	(34,842,280)	(389,151,263)	(52,565,272)	(586,188,189)

	(18,184,660)	$(202,863,426)	13,864,784	$183,156,103

Investor A1
Shares sold	—	$—	2	$17
Shares issued in reinvestment of distributions	16,508	184,942	35,533	409,360
Shares redeemed	(74,327)	(830,644)	(204,948)	(2,295,999)

	(57,819)	$(645,702)	(169,413)	$(1,886,622)

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/20		Year Ended 05/31/20

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

Strategic Municipal Opportunities (continued)
Investor C
Shares sold	633,768	$7,085,546	5,151,244	$60,181,739
Shares issued in reinvestment of distributions	138,477	1,550,549	366,506	4,222,255
Shares redeemed and automatic conversion of shares	(7,534,967)	(84,283,490)	(6,943,658)	(78,577,192)

	(6,762,722)	$(75,647,395)	(1,425,908)	$(14,173,198)

Class K
Shares sold	1,719,217	$19,206,362	11,725,456	$136,433,122
Shares issued in reinvestment of distributions	132,014	1,479,024	303,001	3,481,189
Shares redeemed	(3,613,547)	(40,325,325)	(7,910,959)	(87,511,240)

	(1,762,316)	$(19,639,939)	4,117,498	$52,403,071

	(140,195,315)	$(1,565,290,409)	(87,350,060)	$(742,778,148)

(a)	On February 24, 2020, the Fund’s issued and outstanding Investor C1 Shares converted into Investor A Shares.

As of November 30, 2020, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Class K

New Jersey Municipal Bond	18,124

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

96	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (the “Trusts”) have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund and BlackRock Strategic Municipal Opportunities Fund (the “Funds”), each a series of the respective Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trusts, on behalf of the Funds, met on November 18-19, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	97

Additional Information

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly/quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by a Fund for any particular month/quarter may be more or less than the amount of net investment income earned by a Fund during such month/quarter. The portion of distributions that exceeds a Fund current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

98	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	99

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

CFC	Cooperative Finance Corp.

COP	Certificates of Participation

CR	Custodian Receipt

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PIK	Payment-in-Kind

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

100	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MUNI4-11/20-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: February 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: February 3, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: February 3, 2021